As filed with the Securities and Exchange Commission on November 21, 2014

Registration No. 333-48300

811-07697

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 32

and

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 49

NYLIAC CORPORATE SPONSORED VARIABLE

UNIVERSAL LIFE SEPARATE ACCOUNT-I

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue, New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Charles F. Furtado, Jr., Esq.

New York Life Insurance and Annuity Corporation

51 Madison Avenue

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Stephen E. Roth, Esq.	Thomas F. English, Esq.
Sutherland Asbill & Brennan LLP	Senior Vice President, Deputy General Counsel
1275 Pennsylvania Avenue, NW	and Chief Insurance Counsel
Washington, DC 20004-2415	New York Life Insurance Company
51 Madison Avenue
New York, New York 10010

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b) of Rule 485.

☐ on                     , pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

☐ on                      pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUPPLEMENT DATED NOVEMBER 21, 2014

TO THE PROSPECTUS, DATED MAY 1, 2014, FOR

Corporate Executive Series Variable Universal Life (Corp Exec VUL II-V)

Investing in

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

This supplement amends the May 1, 2014 prospectus, as amended (the “Prospectus”), for the above-referenced New York Life variable universal life insurance policies (the “Policies”). You should read this information carefully before you invest, and retain this supplement for future reference together with the Prospectus for your Policy. This supplement is not valid unless it is read in conjunction with the Prospectus for the Policies. All capitalized terms have the same meaning as those included in the Prospectus.

The purpose of this supplement is to (1): add the BlackRock® Global Allocation V.I. Fund, the Delaware VIP® Emerging Markets Series, the Deutsche Alternative Asset Allocation VIP, the DFA VA International Small Portfolio, the DFA VA U.S. Large Value Portfolio, the Janus Aspen Flexible Bond Portfolio, the Lord Abbett Series Fund – Developing Growth Portfolio, the LVIP Mondrian International Value Fund, and the Voya Small Company Portfolio as Investment Divisions that are available under the policies as of December 1, 2014; (2) note the name change of the following Investment Divisions from DWS Global Small Cap VIP Fund, DWS Small Cap Index VIP Fund, and DWS Small Mid Cap Value VIP Fund to Deutsche Global Small Cap VIP Fund, Deutsche Small Cap Index VIP Fund, and Deutsche Small Mid Cap Value VIP Fund, respectively; and (3) note the name change of the following fund companies from DWS Investment VIT Funds, DWS Variable Series I and DWS Variable Series II to Deutsche Investment VIT Funds, Deutsche Variable Series I and Deutsche Variable Series II, respectively.

Keeping this purpose in mind, please note the following:

I.	Addition of the BlackRock® Global Allocation V.I. Fund

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for Funds that acquire shares of other funds for the Prospectus before the entry for “Fidelity® VIP Freedom 2010 – Initial Class”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Underlying Portfolio Fees and Expenses	Total Fund Annual Expenses(#)
BlackRock® Global Allocation V.I. Fund —Class I	0.62%	0.00%	0.10%	0.00%	0.72%(x)

(x)    As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense

Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets until May 1, 2015. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2015. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “American Funds International Fund—Class 2”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
BlackRock® Variable Series, Inc. BlackRock® Global Allocation V.I. Fund—Class I	BlackRock Advisors, LLC Subadvisor: BlackRock Investment Management, LLC	•Seeks high total investment return.

II.	Addition of the Delaware VIP® Emerging Markets Series

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus before the entry for “Delaware VIP® International Value Equity Series—Standard Class”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
Delaware VIP® Emerging Markets Series — Standard Class	1.25%	0.00%	0.16%	1.41%

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus before the entry for “Delaware VIP® International Value Equity Series—Standard Class”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Delaware VIP® Emerging Markets Series — Standard Class	Delaware Management Company	•Seeks long-term capital appreciation.

III.	Name Change for the DWS Global Small Cap VIP, DWS Small Cap Index VIP, and DWS Small Mid Cap Value VIP Funds

Any references in the Prospectus to the DWS Global Small Cap VIP Fund, the DWS Small Cap Index VIP Fund, and the DWS Small Mid Cap Value VIP Fund are hereby deleted in their entirety and replaced with the Deutsche Global Small Cap VIP Fund, the Deutsche Small Cap Index VIP Fund, and the Deutsche Small Mid Cap Value VIP Fund, respectively.

IV.	Name Change for the DWS Investment VIT Funds, DWS Variable Series I and DWS Variable Series II

Any references in the Prospectus to the DWS Investment VIT Funds, DWS Variable Series I and DWS Variable Series II are hereby deleted in their entirety and replaced with Deutsche Investment VIT Funds, Deutsche Variable Series I and Deutsche Variable Series II, respectively.

V.	Addition of the Deutsche Alternative Asset Allocation VIP

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus before the entry for “Deutsche Small Mid Cap Value VIP—Class A”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expenses(#)
Deutsche Alternative Asset Allocation VIP — Class A Shares	0.36%	0.00%	1.19%	1.55%(y)

(y)    The Advisor has contractually agreed through April 30, 2015 to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses at ratio no higher than 0.32% (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds (underlying funds) fees and expenses) for Class A shares. The agreement may only be terminated with the consent of the fund’s Board.

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus before the entry for “Deutsche Small Mid Cap Value VIP—Class A”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Deutsche Alternative Asset Allocation VIP — Class A Shares	Deutsche Investment Management Americas Inc. Subadviser: RREEF America L.L.C.	•Seeks capital appreciation.

VI.	Addition of the DFA VA International Small and the DFA VA U.S. Large Value Portfolios

Add the following entries to the table showing Annual Portfolio Company Operating Expenses for the Prospectus before the entry for “DFA VA U.S. Targeted Value Portfolio”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
DFA VA International Small Portfolio	0.50%	0.00%	0.15%	0.65%
DFA VA U.S. Large Value Portfolio	0.25%	0.00%	0.03%	0.28%

Add the following entries to the table showing Funds and Eligible Portfolios for the Prospectus before the entry for “DFA VA U.S. Targeted Value Portfolio”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

DFA VA International Small Portfolio	Dimensional Fund Advisors LP	•Seeks long-term capital appreciation.

DFA VA U.S. Large Value Portfolio	Dimensional Fund Advisors LP	•Seeks long-term capital appreciation.

VII.	Addition of the Janus Aspen Flexible Bond Portfolio

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus before the entry for “Janus Aspen Forty Portfolio—Institutional Shares”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
Janus Aspen Flexible Bond Portfolio — Institutional Shares	0.51%	0.00%	0.05%	0.56%

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus before the entry for “Janus Aspen Forty Portfolio—Institutional Shares”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Janus Aspen Flexible Bond Portfolio — Institutional Shares	Janus Capital Management LLC	• Seeks to obtain maximum total return, consistent with preservation of capital.

VIII.	Addition of the Lord Abbett Series Fund – Developing Growth Portfolio

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus before the entry for “Lord Abbett Series – Mid Cap Stock Portfolio”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
Lord Abbett Series Fund – Developing Growth Portfolio — Class VC	0.75%	0.00%	0.15%	0.90%(z)

(z)    For the period from May 1, 2014 through April 30, 2015, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding any acquired fund fees and expenses, to an annual rate of 0.90%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus before the entry for “Lord Abbett Series – Mid Cap Stock Portfolio”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

Lord Abbett Series Fund – Developing Growth Portfolio — Class VC	Lord, Abbett & Co. LLC	•Seeks long-term growth of capital.

IX.	Addition of the LVIP Mondrian International Value Fund

Add the following entries to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “LVIP Baron Growth Opportunities Fund—Service Class”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
LVIP Mondrian International Value Fund — Standard Class	0.69%	0.00%	0.07%	0.76%

Add the following entries to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “LVIP Baron Growth Opportunities Fund—Service Class”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
LVIP Mondrian International Value Fund — Standard Class	Lincoln Investment Advisors Corporation Subadviser: Mondrian Investment Partners Limited	•Seeks long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.

X.	Addition of the Voya Small Company Portfolio

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “Voya RussellTM Mid Cap Index Portfolio—I”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
Voya Small Company Portfolio — Class I	0.75%	0.00%	0.10%	0.85%

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “Voya RussellTM Mid Cap Index Portfolio—I”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Voya Small Company Portfolio — Class I	Voya Investments LLC Subadviser: Voya Investment Management Co. LLC	•Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

XI.	Number of Investment Divisions

All references in the Prospectus to the number of available Investment Divisions should be changed to refer to 109 Investment Divisions.

XII.	Number of Allocation Alternatives

All references in the Prospectus to the total number of available Allocation Alternatives should be changed to refer to 110 Allocation Alternatives.

XIII.	Number of Investment Divisions in the Separate Account

Delete the first sentence of the third paragraph of the sub-section of the Prospectus entitled “Management and Organization—About the Separate Account,” and replace it with the following: “The Separate Account currently consists of 123 Investment Divisions and 109 are available under the policy.”

XIV.	Replacing the Sub-Section on “How the Policy Works”

The sub-section of the Prospectus entitled, “Charges Associated With the Policy—How the Policy Works,” is deleted in its entirety and replaced with the following:

CorpExec VUL II:

This example is based on the charges applicable to a policy during the first Policy Year, issued on a guaranteed issue, non-smoking Insured male, issue age 45, with an initial Face Amount of $400,000, with a Target Premium of $19,180, who has selected Life Insurance Benefit Option 1 and the Cash Value Accumulation Test, assuming current charges and a 6% hypothetical gross annual investment return, which results in a net annual investment return of 4.79% for all years:

Premium Paid		$7,000
less:	Below Target Premium Sales Expense Charge	962
	Above Target Premium Sales Expense Charge	0
	State Premium Tax Charge (2%)	140
	Federal Premium Tax Charge (1.25%)	88

equals:	Net Premium	$5,810
less:	Monthly contract charge (5.00 per month)	60
less:	Charges for cost of insurance (varies monthly)	635
plus:	Net investment performance (varies daily)	260

equals:	Cash Value	$5,375
plus:	Deferred Premium Load Account	1,190

equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$6,565

There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the policy unless the policyowner pays more than the stated premium.

CorpExec VUL III:

This example is based on the charges applicable to a policy during the first Policy Year, issued on a guaranteed issue, non-smoking Insured male, issue age 45, with an initial Face Amount of $400,000, with a Target Premium of $19,180, who has selected Life Insurance Benefit Option 1 and the Cash Value Accumulation Test, assuming current charges and a 6.00% hypothetical gross annual investment return, which results in a net annual investment return of 5.06% for all years:

Premium Paid		$7,000
less:	Below Target Premium Sales Expense Charge	752
	Above Target Premium Sales Expense Charge	0
	State Premium Tax Charge (2%)	140
	Federal Premium Tax Charge (1.25%)	88

equals:	Net Premium	$6,020
less:	Mortality and Expense Risk charge (varies monthly)	15
less	Monthly contract charge (5.00 per month in Policy Years 2 and following)	0
less	Charges for cost of insurance (varies monthly)	254
plus:	Net investment performance (varies daily)	297

equals:	Cash Value	$6,048
plus:	Deferred Premium Load Account	980

equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$7,028

There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the policy unless the policyowner pays more than the stated premium.

CorpExec VUL IV:

This example is based on the charges applicable to a policy during the First Policy Year, issued on a guaranteed issue, non-smoking Insured male, issue age 45, with an initial Face Amount of $400,000, with a Target Premium of $22,564, who has selected Life Insurance Benefit Option 1 and the Cash Value Accumulation Test, assuming current charges and a

6.00% hypothetical gross annual investment return, which results in a net annual investment return of 5.06% for all years:

Premium Paid		$7,000
less:	Below Target Premium Sales Expense Charge	752
	Above Target Premium Sales Expense Charge	0
	State Premium Tax Charge (2%)	140
	Federal Premium Tax Charge (1.25%)	88

equals:	Net Premium	$6,020
less:	Mortality and Expense Risk charge (varies monthly)	15
less:	Monthly contract charge (5.00 per month in Policy Years 2 and following)	0
less	Charges for cost of insurance (varies monthly)	254
plus:	Net investment performance (varies daily)	297

equals:	Cash Value	$6,048
plus:	Deferred Premium Load Account	1,078

equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$7,126

There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the policy unless the policyowner pays more than the stated premium.

CorpExec VUL V:

This example is based on the charges applicable to a policy during the First Policy Year, issued on a guaranteed issue, non-smoking insured male, issue age 45, with an initial Face Amount of $400,000, with a Target Premium of $22,564, who has selected Life Insurance Benefit Option 1 and the Cash Value Accumulation Test, assuming current charges and a 6.00% hypothetical gross annual investment return, which results in a net annual investment return of 5.06% for all years:

Premium Paid		$7,000
less:	Below Target Premium Sales Expense Charge	980
	Above Target Premium Sales Expense Charge	0
	State Premium Tax Charge (2%)	140
	Federal Premium Tax Charge (1.25%)	88

equals:	Net Premium	$5,792
less:	Mortality and Expense Risk charge (varies monthly)	29
less:	Charges for Cost of Insurance (varies monthly)	254
less	Monthly contract charge (5.00 per month in Policy Years 2 and following)	0

plus:	Net investment performance (varies daily)	285

equals:	Cash Value	$5,794
plus:	Deferred Premium Load Account	1,328

equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$7,122

There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the policy unless the policyowner pays more than the stated premium.

XV. Appendix A: Illustrations

The section of the Prospectus entitled, “Appendix A: Illustrations” is deleted in its entirety and replaced with the following:

APPENDIX A

ILLUSTRATIONS

The following tables demonstrate the way in which your policy works. The tables are based on the sex, age, underwriting class, initial Life Insurance Benefit, and premium as follows:

The tables are for a policy issued to a male with Nonsmoker, Guaranteed Issue underwriting class and issue age 45 with a planned annual premium of $7,000 for 20 years, an initial face amount of $400,000, and no riders. It assumes that 100% of the Net Premium is allocated to the Separate Account.

The tables show how the Life Insurance Benefit, Cash Value and Cash Surrender Value would vary over an extended period of time assuming hypothetical gross rates of return equivalent to a constant annual rate of 0%, 6%, or 10%. The tables will assist in the comparison of the Life Insurance Benefit, Cash Value, and Cash Surrender Value of the policy with other variable life insurance plans.

The Life Insurance Benefit, Cash Value and Cash Surrender Value for a policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6%, or 10%, but varied above and below those averages for the period. They would also be different depending on the allocation of the assets among the Investment Divisions of the Separate Account and the Fixed Account, if the actual gross rate of return for all Investment Divisions averaged 0%, 6%, or 10%, but varied above or below that average for individual Investment Divisions. They would also differ if any policy loans or partial withdrawals were made or if premium payments were not paid on the policy anniversary during the period of time illustrated. Depending on the timing and degree of fluctuation, the actual values could be substantially more or less than those shown. A lower value may, under certain circumstances, result in the lapse of the policy unless the policyowner pays more than the stated premium.

Table 1 reflects all deductions and charges under the policy and assumes that the cost of insurance charge is based on the current cost of insurance rates. These deductions and charges include all charges from planned premium payments and the Cash Value at their current levels.

Table 2 reflects all deductions and charges under the policy and assumes that the cost of Insurance charge is based on the guaranteed cost of insurance rates. These deductions and charges include all charges from planned premium payments and the Cash Value at their guaranteed levels.

For CorpExec VUL II, Table 1 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.25% (on a current basis) of the Accumulation Value.

For CorpExec VUL III and CorpExec VUL IV, Table 1 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.25% in year 1, 0.45% in years 2-25, and 0.25% in years 26+ (on a current basis) of the Accumulation Value.

For CorpExec VUL V, Table 1 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.50% in years 1-10, and 0.25% thereafter (on a current basis) of the Accumulation Value.

Table 2 reflects a Mortality and Expense Risk charge equal to an annual rate of 0.90% (on a guaranteed basis) of the Accumulation Value.

All tables reflect total assumed investment advisory fees together with other expenses incurred by the Funds of 0.89% of the average daily net assets of the Funds. This total is based upon an arithmetic average of the management fees, administrative fees, and other expenses for each Investment Division. Please refer to the Fee Table in this prospectus for details of the underlying Fund fees.

Taking into account the arithmetic average investment advisory fees and expenses of the Funds, the gross rates of return of 0%, 6%, and 10% would correspond to illustrated net investment returns of: -1.14%, 4.79% and 8.75% for CorpExec VUL II, Table 1, -1.78%, 4.11% and 8.04% for CorpExec VUL II, Table 2, and -0.89%, 5.06% and 9.02% for CorpExec VUL III, CorpExec VUL IV, and CorpExec VUL V for Tables 1 and 2.

The actual investment advisory fees and expenses may be more or less than the amounts illustrated and will depend on the allocations made by the policyowner.

NYLIAC will furnish upon request a comparable illustration using the age, gender, and underwriting classification of the Insured for any initial Life Insurance Benefit and premium requested. In addition to an illustration assuming policy charges at their maximum, We will furnish an illustration assuming current policy charges and current cost of insurance rates.

CORPEXEC VUL II

TABLE 1

MALE ISSUE AGE: 45, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION: 1

CASH VALUE ACCUMULATION TEST

ASSUMING CURRENT CHARGES

	End of Year Life Insurance Benefit(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value(1 & 2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	5,053	5,376	5,591	6,243	6,566	6,781
2	400,000	400,000	400,000	10,266	11,242	11,915	12,016	12,991	13,665
3	400,000	400,000	400,000	15,365	17,335	18,739	17,372	19,342	20,746
4	400,000	400,000	400,000	20,323	23,636	26,076	22,283	25,596	28,036
5	400,000	400,000	400,000	25,154	30,172	33,990	26,764	31,782	35,600
6	400,000	400,000	400,000	29,827	36,921	42,500	30,784	37,877	43,457
7	400,000	400,000	400,000	34,274	43,826	51,593	34,274	43,826	51,593
8	400,000	400,000	400,000	38,921	51,350	61,800	38,921	51,350	61,800
9	400,000	400,000	400,000	43,432	59,165	72,845	43,432	59,165	72,845
10	400,000	400,000	400,000	47,839	67,319	84,839	47,839	67,319	84,839
15	400,000	400,000	400,000	65,971	111,623	160,488	65,971	111,623	160,488
20	400,000	400,000	462,710	74,867	161,303	272,183	74,867	161,303	272,183
25	400,000	400,000	596,621	40,532	180,514	392,514	40,532	180,514	392,514
30	0	400,000	774,241		193,762	561,044	0	193,762	561,044
35	0	400,000	1,012,824		189,290	791,268	0	189,290	791,268
40	0	400,000	1,323,673		138,080	1,103,061	0	138,080	1,103,061
45	0	0	1,722,947			1,511,357	0	0	1,511,357
50	0	0	2,164,871			1,986,120	0	0	1,986,120
55	0	0	2,697,193			2,644,307	0	0	2,644,307

Assuming a Fund fee average of 0.89%:

0% gross = –1.14% net

6% gross = 4.79% net

10% gross = 8.75% net

(1)	Assumes no policy loan or partial withdrawal has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 7 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The Life Insurance Benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

CORPEXEC VUL II

TABLE 2

MALE ISSUE AGE: 45, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION: 1

CASH VALUE ACCUMULATION TEST

ASSUMING GUARANTEED CHARGES

	End of Year Life Insurance Benefit(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value(1 & 2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	3,809	4,091	4,279	5,017	5,298	5,487
2	400,000	400,000	400,000	7,709	8,523	9,086	9,488	10,302	10,865
3	400,000	400,000	400,000	11,423	13,020	14,162	13,465	15,062	16,204
4	400,000	400,000	400,000	14,909	17,542	19,487	16,904	19,537	21,482
5	400,000	400,000	400,000	18,171	22,090	25,085	19,810	23,729	26,724
6	400,000	400,000	400,000	21,213	26,670	30,983	22,188	27,644	31,957
7	400,000	400,000	400,000	23,993	31,239	37,165	23,993	31,239	37,165
8	400,000	400,000	400,000	26,822	36,126	44,003	26,822	36,126	44,003
9	400,000	400,000	400,000	29,360	40,992	51,188	29,360	40,992	51,188
10	400,000	400,000	400,000	31,569	45,798	58,719	31,569	45,798	58,719
15	400,000	400,000	400,000	36,955	68,174	102,377	36,955	68,174	102,377
20	400,000	400,000	400,000	29,741	84,719	159,270	29,741	84,719	159,270
25	0	400,000	400,000	0	46,281	191,718	0	46,281	191,718
30	0	0	400,000	0	0	224,593	0	0	224,593
35	0	0	400,000	0	0	251,841	0	0	251,841
40	0	0	400,000	0	0	263,929	0	0	263,929
45	0	0	400,000	0	0	202,483	0	0	202,483
50	0	0	0	0	0	0	0	0	0
55	0	0	0	0	0	0	0	0	0

Assuming a Fund fee average of 0.89%:

0% gross = –1.78% net

6% gross = 4.11% net

10% gross = 8.04% net

(1)	Assumes no policy loan or partial withdrawal has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 7 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The Life Insurance Benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

CORPEXEC VUL III

TABLE 1

MALE ISSUE AGE 45, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION 1

CASH VALUE ACCUMULATION TEST

ASSUMING CURRENT CHARGES

	End of Year Life Insurance Benefit (1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value(1 & 2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	5,699	6,048	6,281	6,679	7,028	7,261
2	400,000	400,000	400,000	11,568	12,638	13,373	12,948	14,018	14,753
3	400,000	400,000	400,000	17,223	19,391	20,930	18,898	21,066	22,605
4	400,000	400,000	400,000	22,640	26,289	28,964	24,484	28,133	30,808
5	400,000	400,000	400,000	27,910	33,430	37,612	29,765	35,285	39,468
6	400,000	400,000	400,000	33,113	40,910	47,015	34,724	42,520	48,625
7	400,000	400,000	400,000	38,167	48,657	57,149	39,253	49,743	58,234
8	400,000	400,000	400,000	43,278	56,904	68,307	43,278	56,904	68,307
9	400,000	400,000	400,000	48,256	65,475	80,373	48,256	65,475	80,373
10	400,000	400,000	400,000	53,062	74,348	93,391	53,062	74,348	93,391
15	400,000	400,000	400,000	74,689	124,046	176,440	74,689	124,046	176,440
20	400,000	400,000	510,459	91,548	184,153	300,270	91,548	184,153	300,270
25	400,000	400,000	666,201	69,214	218,649	438,290	69,214	218,649	438,290
30	400,000	400,000	887,312	37,059	261,220	642,979	37,059	261,220	642,979
35	0	401,662	1,202,118		313,798	939,154	0	313,798	939,154
30	0	454,494	1,637,820		378,745	1,364,850	0	378,745	1,364,850
45	0	518,887	2,251,077		455,164	1,974,629	0	455,164	1,974,629
50	0	594,149	3,102,888		545,091	2,846,686	0	545,091	2,846,686

Assuming a Fund fee average of 0.89%:

0% gross = –0.89% net

6% gross = 5.06% net

10% gross = 9.02% net

(1)	Assumes no policy loan or partial withdrawal has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 8 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The Life Insurance Benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

CORPEXEC VUL III

TABLE 2

MALE ISSUE AGE 45, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION 1

CASH VALUE ACCUMULATION TEST

ASSUMING GUARANTEED CHARGES

	End of Year Life Insurance Benefit (1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value(1 & 2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	3,808	4,090	4,278	5,016	5,297	5,485
2	400,000	400,000	400,000	7,707	8,521	9,083	9,537	10,351	10,913
3	400,000	400,000	400,000	11,420	13,019	14,159	13,718	15,317	16,457
4	400,000	400,000	400,000	14,908	17,543	19,486	17,488	20,124	22,066
5	400,000	400,000	400,000	18,175	22,099	25,089	20,806	24,730	27,720
6	400,000	400,000	400,000	21,225	26,689	30,997	23,598	29,062	33,369
7	400,000	400,000	400,000	24,017	31,273	37,193	25,667	32,923	38,843
8	400,000	400,000	400,000	26,852	36,171	44,041	26,852	36,171	44,041
9	400,000	400,000	400,000	29,387	41,040	51,228	29,387	41,040	51,228
10	400,000	400,000	400,000	31,594	45,850	58,761	31,594	45,850	58,761
15	400,000	400,000	400,000	36,963	68,246	102,432	36,963	68,246	102,432
20	400,000	400,000	400,000	29,722	84,820	159,344	29,722	84,820	159,344
25	0	400,000	400,000	0	46,402	191,814	0	46,402	191,814
30	0	0	400,000	0	0	224,710	0	0	224,710
35	0	0	400,000	0	0	251,963	0	0	251,963
40	0	0	400,000	0	0	264,002	0	0	264,002
45	0	0	400,000	0	0	202,212	0	0	202,212
50	0	0	0	0	0	0	0	0	0

Assuming a Fund fee average of 0.89%:

0% gross = –0.89% net

6% gross = 5.06% net

10% gross = 9.02% net

(1)	Assumes no policy loan or partial withdrawal has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 8 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The Life Insurance Benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

CORPEXEC VUL IV

TABLE 1

MALE ISSUE AGE 45, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION 1

CASH VALUE ACCUMULATION TEST

ASSUMING CURRENT CHARGES

	End of Year Life Insurance Benefit (1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value(1 & 2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	5,699	6,048	6,281	6,777	7,126	7,359
2	400,000	400,000	400,000	11,568	12,638	13,373	13,239	14,308	15,044
3	400,000	400,000	400,000	17,224	19,392	20,930	19,438	21,606	23,144
4	400,000	400,000	400,000	22,641	26,290	28,966	25,322	28,971	31,647
5	400,000	400,000	400,000	27,912	33,432	37,615	30,946	36,466	40,649
6	400,000	400,000	400,000	33,118	40,915	47,020	36,281	44,077	50,183
7	400,000	400,000	400,000	38,175	48,666	57,158	41,246	51,737	60,229
8	400,000	400,000	400,000	43,290	56,917	68,321	45,800	59,428	70,831
9	400,000	400,000	400,000	48,272	65,493	80,393	49,845	67,066	81,966
10	400,000	400,000	400,000	53,078	74,367	93,412	53,078	74,367	93,412
15	400,000	400,000	400,000	74,704	124,070	176,473	74,704	124,070	176,473
20	400,000	400,000	510,543	91,563	184,184	300,320	91,563	184,184	300,320
25	400,000	400,000	666,311	69,228	218,691	438,363	69,228	218,691	438,363
30	400,000	400,000	887,459	37,073	261,277	643,086	37,073	261,277	643,086
35	0	401,766	1,202,317		313,880	939,310	0	313,880	939,310
40	0	454,614	1,638,091		378,845	1,365,076	0	378,845	1,365,076
45	0	519,023	2,251,451		455,284	1,974,957	0	455,284	1,974,957
50	0	594,306	3,103,402		545,234	2,847,158	0	545,234	2,847,158
55	0	678,821	4,266,867		665,510	4,183,203	0	665,510	4,183,203

Assuming a Fund fee average of 0.89%:

0% gross = –0.89% net

6% gross = 5.06% net

10% gross = 9.02% net

(1)	Assumes no policy loan or partial withdrawal has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 9 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The Life Insurance Benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

CORPEXEC VUL IV

TABLE 2

MALE ISSUE AGE 45, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION 1

CASH VALUE ACCUMULATION TEXT

ASSUMING GUARANTEED CHARGES

	End of Year Life Insurance Benefit (1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value(1 & 2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	3,808	4,090	4,278	5,016	5,297	5,485
2	400,000	400,000	400,000	7,706	8,521	9,083	9,604	10,419	10,981
3	400,000	400,000	400,000	11,420	13,019	14,158	13,892	15,491	16,631
4	400,000	400,000	400,000	14,908	17,543	19,485	17,821	20,457	22,399
5	400,000	400,000	400,000	18,176	22,099	25,089	21,375	25,299	28,289
6	400,000	400,000	400,000	21,229	26,692	31,000	24,530	29,994	34,302
7	400,000	400,000	400,000	24,026	31,282	37,203	27,198	34,454	40,375
8	400,000	400,000	400,000	26,872	36,193	44,064	29,373	38,694	46,564
9	400,000	400,000	400,000	29,421	41,076	51,267	30,960	42,616	52,806
10	400,000	400,000	400,000	31,628	45,888	58,804	31,628	45,888	58,804
15	400,000	400,000	400,000	36,996	68,296	102,498	36,996	68,296	102,498
20	400,000	400,000	400,000	29,755	84,887	159,452	29,755	84,887	159,452
25	0	400,000	400,000	0	46,499	191,999	0	46,499	191,999
30	0	0	400,000	0	0	225,058	0	0	225,058
35	0	0	400,000	0	0	252,730	0	0	252,730
40	0	0	400,000	0	0	266,126	0	0	266,126
45	0	0	400,000	0	0	210,650	0	0	210,650
50	0	0	0	0	0	0	0	0	0
55	0	0	0	0	0	0	0	0	0

Assuming a Fund fee average of 0.89%:

0% gross = –0.89% net

6% gross = 5.06% net

10% gross = 9.02% net

(1)	Assumes no policy loan or partial withdrawal has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 9 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The Life Insurance Benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

CORPEXEC VUL V

TABLE 1

MALE ISSUE AGE 45, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION 1

CASH VALUE ACCUMULATION TEST

ASSUMING CURRENT CHARGES

	End of Year Life Insurance Benefit (1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value(1&2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	5,460	5,795	6,018	6,788	7,123	7,346
2	400,000	400,000	400,000	11,034	12,056	12,759	13,279	14,302	15,004
3	400,000	400,000	400,000	16,394	18,462	19,930	19,536	21,604	23,071
4	400,000	400,000	400,000	21,519	24,994	27,543	25,524	29,000	31,549
5	400,000	400,000	400,000	26,498	31,750	35,730	31,273	36,525	40,505
6	400,000	400,000	400,000	31,914	39,354	45,179	36,594	44,034	49,858
7	400,000	400,000	400,000	37,176	47,230	55,359	41,602	51,656	59,785
8	400,000	400,000	400,000	42,457	55,570	66,524	46,354	59,467	70,421
9	400,000	400,000	400,000	47,602	64,237	78,592	51,006	67,641	81,997
10	400,000	400,000	400,000	52,569	73,204	91,606	55,522	76,157	94,559
15	400,000	400,000	400,000	75,736	124,742	176,486	75,736	124,742	176,486
20	400,000	400,000	517,373	94,295	187,877	304,337	94,295	187,877	304,337
25	400,000	400,000	682,024	72,757	225,933	448,700	72,757	225,933	448,700
30	400,000	400,000	908,398	40,696	271,225	658,259	40,696	271,225	658,259
35	0	419,515	1,230,696	0	327,746	961,481	0	327,746	961,481
40	0	474,761	1,676,766		395,634	1,397,305	0	395,634	1,397,305
45	0	542,042	2,304,617		475,476	2,021,594	0	475,476	2,021,594
50	0	620,679	3,176,696		569,430	2,914,400	0	569,430	2,914,400
55	0	708,960	4,367,648		695,059	4,282,008	0	695,059	4,282,008

Assuming a Fund fee average of 0.89%:

0% gross = –0.89% net

6% gross = 5.06% net

10% gross = 9.02% net

(1)	Assumes no policy loan or partial withdrawal has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 10 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The Life Insurance Benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

CORPEXEC VUL V

TABLE 2

MALE ISSUE AGE 45, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION 1

CASH VALUE ACCUMULATION TEST

ASSUMING GUARANTEED CHARGES

	End of Year Life Insurance Benefit (1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value (1&2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	3,808	4,090	4,278	5,016	5,297	5,485
2	400,000	400,000	400,000	7,706	8,521	9,083	9,639	10,453	11,015
3	400,000	400,000	400,000	11,420	13,019	14,159	13,994	15,593	16,733
4	400,000	400,000	400,000	14,909	17,545	19,487	18,043	20,679	22,621
5	400,000	400,000	400,000	18,180	22,104	25,094	21,754	25,678	28,668
6	400,000	400,000	400,000	21,236	26,700	31,008	24,972	30,436	34,744
7	400,000	400,000	400,000	24,037	31,295	37,216	27,768	35,025	40,947
8	400,000	400,000	400,000	26,890	36,213	44,085	30,207	39,530	47,402
9	400,000	400,000	400,000	29,451	41,110	51,303	32,411	44,070	54,263
10	400,000	400,000	400,000	31,683	45,950	58,870	34,336	48,603	61,523
15	400,000	400,000	400,000	37,049	68,376	102,602	37,049	68,376	102,602
20	400,000	400,000	400,000	29,809	84,995	159,620	29,809	84,995	159,620
25	0	400,000	400,000	0	46,653	192,289	0	46,653	192,289
30	0	0	400,000	0	0	225,605	0	0	225,605
35	0	0	400,000	0	0	253,934	0	0	253,934
40	0	0	400,000	0	0	269,456	0	0	269,456
45	0	0	400,000	0	0	223,879	0	0	223,879
50	0	0	0	0	0	0	0	0	0
55	0	0	0	0	0	0	0	0	0

Assuming a Fund fee average of 0.89%:

0% gross = –0.89% net

6% gross = 5.06% net

10% gross = 9.02% net

(1)	Assumes no policy loan or partial withdrawal has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 10 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The Life Insurance Benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

SUPPLEMENT DATED NOVEMBER 21, 2014

TO THE PROSPECTUS, DATED MAY 1, 2014, FOR

Corporate Executive Series Variable Universal Life (Corp Exec VUL VI)

Investing in

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

This supplement amends the May 1, 2014 prospectus, as amended (the “Prospectus”), for the above-referenced New York Life variable universal life insurance policy (the “Policy”). You should read this information carefully before you invest, and retain this supplement for future reference together with the Prospectus for your Policy. This supplement is not valid unless it is read in conjunction with the Prospectus for the Policy. All capitalized terms have the same meaning as those included in the Prospectus.

The purpose of this supplement is to (1): add the BlackRock® Global Allocation V.I. Fund, the Delaware VIP® Emerging Markets Series, the Deutsche Alternative Asset Allocation VIP, the DFA VA International Small Portfolio, the DFA VA U.S. Large Value Portfolio, the Janus Aspen Flexible Bond Portfolio, the Lord Abbett Series Fund – Developing Growth Portfolio, the LVIP Mondrian International Value Fund, and the Voya Small Company Portfolio as Investment Divisions that are available under the policies as of December 1, 2014; (2) note the name change of the following Investment Divisions from DWS Global Small Cap VIP Fund, DWS Small Cap Index VIP Fund, and DWS Small Mid Cap Value VIP Fund to Deutsche Global Small Cap VIP Fund, Deutsche Small Cap Index VIP Fund, and Deutsche Small Mid Cap Value VIP Fund, respectively; and (3) note the name change of the following fund companies from DWS Investment VIT Funds, DWS Variable Series I and DWS Variable Series II to Deutsche Investment VIT Funds, Deutsche Variable Series I and Deutsche Variable Series II, respectively.

Keeping this purpose in mind, please note the following:

I.	Addition of the BlackRock® Global Allocation V.I. Fund

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for Funds that acquire shares of other funds for the Prospectus before the entry for “Fidelity® VIP Freedom 2010 – Initial Class”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Underlying Portfolio Fees and Expenses	Total Fund Annual Expenses(#)
BlackRock® Global Allocation V.I. Fund—Class I	0.62%	0.00%	0.10%	0.00%	0.72%(x)

(x)     As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets until May 1, 2015. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2015. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “American Funds International Fund—Class 2”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
BlackRock® Variable Series, Inc. BlackRock® Global Allocation V.I. Fund—Class I	BlackRock Advisors, LLC Subadvisor: BlackRock Investment Management, LLC	•Seeks high total investment return.

II.	Addition of the Delaware VIP® Emerging Markets Series

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus before the entry for “Delaware VIP® International Value Equity Series—Standard Class”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
Delaware VIP® Emerging Markets Series — Standard Class	1.25%	0.00%	0.16%	1.41%

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus before the entry for “Delaware VIP® International Value Equity Series—Standard Class”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Delaware VIP® Emerging Markets Series — Standard Class	Delaware Management Company	•Seeks long-term capital appreciation.

III.	Name Change for the DWS Global Small Cap VIP, DWS Small Cap Index VIP, and DWS Small Mid Cap Value VIP Funds

Any references in the Prospectus to the DWS Global Small Cap VIP Fund, the DWS Small Cap Index VIP Fund, and the DWS Small Mid Cap Value VIP Fund are hereby deleted in their entirety and replaced with the Deutsche Global Small Cap VIP Fund, the Deutsche Small Cap Index VIP Fund, and the Deutsche Small Mid Cap Value VIP Fund, respectively.

IV.	Name Change for the DWS Investment VIT Funds, DWS Variable Series I and DWS Variable Series II

Any references in the Prospectus to the DWS Investment VIT Funds, DWS Variable Series I and DWS Variable Series II are hereby deleted in their entirety and replaced with Deutsche Investment VIT Funds, Deutsche Variable Series I and Deutsche Variable Series II, respectively.

V.	Addition of the Deutsche Alternative Asset Allocation VIP

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus before the entry for “Deutsche Small Mid Cap Value VIP—Class A”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expenses(#)
Deutsche Alternative Asset Allocation VIP — Class A Shares	0.36%	0.00%	1.19%	1.55%(y)

(y)    The Advisor has contractually agreed through April 30, 2015 to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses at ratio no higher than 0.32% (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds (underlying funds) fees and expenses) for Class A shares. The agreement may only be terminated with the consent of the fund’s Board.

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus before the entry for “Deutsche Small Mid Cap Value VIP—Class A”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Deutsche Alternative Asset Allocation VIP — Class A Shares	Deutsche Investment Management Americas Inc. Subadviser: RREEF America L.L.C.	•Seeks capital appreciation.

VI.	Addition of the DFA VA International Small and the DFA VA U.S. Large Value Portfolios

Add the following entries to the table showing Annual Portfolio Company Operating Expenses for the Prospectus before the entry for “DFA VA U.S. Targeted Value Portfolio”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
DFA VA International Small Portfolio	0.50%	0.00%	0.15%	0.65%
DFA VA U.S. Large Value Portfolio	0.25%	0.00%	0.03%	0.28%

Add the following entries to the table showing Funds and Eligible Portfolios for the Prospectus before the entry for “DFA VA U.S. Targeted Value Portfolio”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

DFA VA International Small Portfolio DFA VA U.S. Large Value Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors LP	• Seeks long-term capital appreciation. • Seeks long-term capital appreciation.

VII. Addition of the Janus Aspen Flexible Bond Portfolio

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus before the entry for “Janus Aspen Forty Portfolio—Institutional Shares”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
Janus Aspen Flexible Bond Portfolio — Institutional Shares	0.51%	0.00%	0.05%	0.56%

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus before the entry for “Janus Aspen Forty Portfolio—Institutional Shares”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Janus Aspen Flexible Bond Portfolio — Institutional Shares	Janus Capital Management LLC	•Seeks to obtain maximum total return, consistent with preservation of capital.

VIII. Addition of the Lord Abbett Series Fund – Developing Growth Portfolio

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus before the entry for “Lord Abbett Series – Mid Cap Stock Portfolio”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
Lord Abbett Series Fund – Developing Growth Portfolio — Class VC	0.75%	0.00%	0.15%	0.90%(z)

(z)    For the period from May 1, 2014 through April 30, 2015, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding any acquired fund fees and expenses, to an annual rate of 0.90%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus before the entry for “Lord Abbett Series – Mid Cap Stock Portfolio”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Lord Abbett Series Fund – Developing Growth Portfolio — Class VC	Lord, Abbett & Co. LLC	•Seeks long-term growth of capital.

IX. Addition of the LVIP Mondrian International Value Fund

Add the following entries to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “LVIP Baron Growth Opportunities Fund—Service Class”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
LVIP Mondrian International Value Fund — Standard Class	0.69%	0.00%	0.07%	0.76%

Add the following entries to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “LVIP Baron Growth Opportunities Fund—Service Class”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
LVIP Mondrian International Value Fund — Standard Class	Lincoln Investment Advisors Corporation Subadviser: Mondrian Investment Partners Limited	• Seeks long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.

X. Addition of the Voya Small Company Portfolio

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “Voya RussellTM Mid Cap Index Portfolio—I”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
Voya Small Company Portfolio — Class I	0.75%	0.00%	0.10%	0.85%

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “Voya RussellTM Mid Cap Index Portfolio—I”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Voya Small Company Portfolio — Class I	Voya Investments LLC Subadviser: Voya Investment Management Co. LLC	•Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

XI. Number of Investment Divisions

All references in the Prospectus to the number of available Investment Divisions should be changed to refer to 109 Investment Divisions.

XII. Number of Allocation Alternatives

All references in the Prospectus to the total number of available Allocation Alternatives should be changed to refer to 110 Allocation Alternatives.

XIII.	Number of Investment Divisions in the Separate Account

Delete the first sentence of the third paragraph of the sub-section of the Prospectus entitled “Management and Organization—About the Separate Account,” and replace it with the following: “The Separate Account currently consists of 123 Investment Divisions and 109 are available under the policy.”

XIV.	Replacing the Sub-Section on “How the Policy Works”

The sub-section of the Prospectus entitled, “Charges Associated With the Policy—How the Policy Works,” is deleted in its entirety and replaced with the following:

HOW THE POLICY WORKS

This example is based on the charges applicable to a policy issued on or after the date of this prospectus during the First Policy Year, issued on a guaranteed issue, non-smoking insured male, issue age 45, with an initial Face Amount of $400,000, with a Target Premium of $19,164, who has selected Life Insurance Benefit Option 1 and the Cash Value Accumulation Test, assuming current charges and a 6.00% hypothetical gross annual investment return, which results in a net annual effective investment return of 5.06% for all years:

Premium Paid		$7,000
less:	Below Target Premium Sales Expense Charge	980
	Above Target Premium Sales Expense Charge	0
	State Tax Charge (2%)	140
	Federal Tax Charge (1.25%)	88

equals:	Net Premium	$5,792
less:	Mortality and Expense Risk charge (varies monthly)	15
less:	Charges for Cost of Insurance (varies monthly)	254
	Monthly contract charge ($5.00 per month in Policy Years 2 and following)	0
plus:	Net investment performance (varies daily)	286

equals:	Cash Value	$5,809
plus:	Deferred Premium Load Account	1,328

equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$7,137

There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the policy unless the policyowner pays more than the stated premium.

XV.	Appendix A: Illustrations

The section of the Prospectus entitled, “Appendix A: Illustrations” is deleted in its entirety and replaced with the following:

APPENDIX A

ILLUSTRATIONS

The following tables demonstrate the way in which your policy works. The tables are based on the sex, age, underwriting class, initial Life Insurance Benefit, and premium as follows:

The tables are for a policy issued to a male with Nonsmoker, Guaranteed Issue underwriting class and issue age 45 with a planned annual premium of $7,000 for 20 years, an initial face amount of $400,000, and no riders. It assumes that 100% of the Net Premium is allocated to the Separate Account.

The tables show how the Life Insurance Benefit, Cash Value and Cash Surrender Value would vary over an extended period of time assuming hypothetical gross rates of return equivalent to a constant annual rate of 0%, 6%, or 10%. The tables will assist in the comparison of the Life Insurance Benefit, Cash Value, and Cash Surrender Value of the policy with other variable life insurance plans.

The Life Insurance Benefit, Cash Value and Cash Surrender Value for a policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6%, or 10%, but varied above and below those averages for the period. They would also be different depending on the allocation of the assets among the Investment Divisions of the Separate Account and the Fixed Account, if the actual gross rate of return for all Investment Divisions averaged 0%, 6%, or 10%, but varied above or below that average for individual Investment Divisions. They would also differ if any policy loans or partial withdrawals were made or if premium payments were not paid on the policy anniversary during the period of time illustrated. Depending on the timing and degree of fluctuation, the actual values could be substantially more or less than those shown. A lower value may, under certain circumstances, result in the lapse of the policy unless the policyowner pays more than the stated premium.

Table 1 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.25% in year 1, 0.45% in years 2-10, and 0.25% thereafter (on a current basis) of the Cash Value allocated to the Separate Account.

Table 2 reflects a Mortality and Expense Risk charge equal to an annual rate of 0.90% (on a guaranteed basis) of the Accumulation Value

All tables reflect total assumed investment advisory fees together with other expenses incurred by the Funds of 0.89% of the average daily net assets of the Funds. This total is based upon an arithmetic average of the management fees, administrative fees, and other expenses for each Investment Division. Please refer to the Fee Table in this prospectus for details of the underlying Fund fees.

The actual investment advisory fees and expenses may be more or less than the amounts illustrated and will depend on the allocations made by the policyowner.

NYLIAC will furnish upon request a comparable illustration using the age, gender, and underwriting classification of the Insured for any initial Life Insurance Benefit and premium requested. In addition to an illustration assuming policy charges at their maximum, we will furnish an illustration assuming current policy charges and current cost of insurance rates.

TABLE 1

NEW YORK LIFE CORPEXEC VARIABLE UNIVERSAL LIFE 6 INSURANCE POLICY

MALE ISSUE AGE: 45, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION 1

CASH VALUE ACCUMULATION TEST

ASSUMING CURRENT CHARGES

	End of Year Life Insurance Benefit(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value(1 & 2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	5,474	5,810	6,034	6,803	7,138	7,362
2	400,000	400,000	400,000	11,053	12,078	12,782	13,299	14,323	15,028
3	400,000	400,000	400,000	16,422	18,495	19,966	19,563	21,636	23,107
4	400,000	400,000	400,000	21,615	25,100	27,656	25,576	29,061	31,617
5	400,000	400,000	400,000	26,690	31,962	35,957	31,422	36,694	40,689
6	400,000	400,000	400,000	32,220	39,698	45,551	37,084	44,562	50,414
7	400,000	400,000	400,000	37,623	47,740	55,917	42,555	52,672	60,849
8	400,000	400,000	400,000	43,065	56,278	67,309	47,840	61,053	72,084
9	400,000	400,000	400,000	48,371	65,154	79,626	52,945	69,728	84,200
10	400,000	400,000	400,000	53,541	74,382	92,952	57,877	78,718	97,287
15	400,000	400,000	400,000	77,380	126,996	179,295	77,380	126,996	179,295
20	400,000	400,000	582,300	97,134	191,907	308,095	97,134	191,907	308,095
25	400,000	400,000	755,647	77,409	232,576	452,483	77,409	232,576	452,483
30	400,000	419,505	984,140	48,502	281,547	660,497	48,502	281,547	660,497
35	400,000	456,010	1,287,941	4,697	340,306	961,150	4,697	340,306	961,150
40	0	507,807	1,726,640		409,522	1,392,451	0	409,522	1,392,451
45	0	574,911	2,353,215		491,377	2,011,295	0	491,377	2,011,295
50	0	655,018	3,227,361		590,106	2,907,532	0	590,106	2,907,532
55	0	745,921	4,423,811		717,231	4,253,664	0	717,231	4,253,664

Assuming a fund fee average of 0.89%

0% gross = –0.89% net

6% gross = 5.06% net

10% gross = 9.02% net

(1)	Assumes no policy loan or partial surrender has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 12 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a Policyowner and the investment experience of the portfolios of the Funds. The Life Insurance Benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

TABLE 2

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE 6 INSURANCE POLICY

MALE ISSUE AGE: 45, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION 1

CASH VALUE ACCUMULATION TEST

ASSUMING GUARANTEED CHARGES

	End of Year Life Insurance Benefit(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value(1 & 2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	4,412	4,709	4,908	5,742	6,039	6,238
2	400,000	400,000	400,000	8,943	9,826	10,434	11,097	11,980	12,587
3	400,000	400,000	400,000	13,318	15,077	16,328	16,201	17,960	19,212
4	400,000	400,000	400,000	17,540	20,471	22,625	21,021	23,953	26,106
5	400,000	400,000	400,000	21,659	26,064	29,408	25,646	30,051	33,395
6	400,000	400,000	400,000	25,633	31,819	36,673	30,015	36,202	41,056
7	400,000	400,000	400,000	29,422	37,704	44,422	34,094	42,376	49,094
8	400,000	400,000	400,000	33,496	44,220	53,211	37,958	48,682	57,673
9	400,000	400,000	400,000	37,345	50,865	62,580	41,578	55,098	66,814
10	400,000	400,000	400,000	40,933	57,609	72,549	44,926	61,602	76,542
15	400,000	400,000	400,000	54,558	92,619	133,194	54,558	92,619	133,194
20	400,000	400,000	414,468	59,445	129,376	219,295	59,445	129,376	219,295
25	400,000	400,000	498,691	18,502	127,245	298,617	18,502	127,245	298,617
30	0	400,000	599,005	0	105,288	402,016	0	105,288	402,016
35	0	400,000	714,312	0	33,055	533,068	0	33,055	533,068
40	0	0	858,211	0	0	692,106	0	0	692,106
45	0	0	1,029,031	0	0	879,514	0	0	879,514
50	0	0	1,229,049	0	0	1,107,252	0	0	1,107,252
55	0	0	1,493,509	0	0	1,436,066	0	0	1,436,066

Assuming a fund fee average of 0.89%

0% gross = –0.89% net

6% gross = 5.06% net

10% gross = 9.02% net

(1)	Assumes no policy loan or partial surrender has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 12 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The Life Insurance Benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

NYLIAC Corporate Sponsored

Variable Universal Life

Separate Account-I

Financial Statements

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities

As of December 31, 2013

	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class	MainStay VP DFA/DuPont Capital Emerging Markets Equity— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class

ASSETS:
Investment at net asset value	$44,886,272	$122,999,859	$154,381,868	$2,307,052	$9,167,166	$13,673,750	$7,766,938	$3,614,804	$1,819,450	$32,784,706
Dividends due and accrued	—	1,067	—	—	—	—	—	11,716	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	196	171,867	—	17,186	—	584	30,568	254,960	473,797	2,324,698
Net receivable from (payable to) the Fund for shares sold or purchased	(196)	(172,934)	—	(17,186)	—	(584)	(30,568)	(266,676)	(473,797)	(2,324,698)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	9	194	985	5	4	5	—	—	—	1

Total net assets	$44,886,263	$122,999,665	$154,380,883	$2,307,047	$9,167,162	$13,673,745	$7,766,938	$3,614,804	$1,819,450	$32,784,705

Total shares outstanding	3,205,497	122,990,161	6,281,727	172,432	268,113	1,439,629	594,239	387,359	163,388	3,195,471

Net asset value per share (NAV)	$14.00	$1.00	$24.58	$13.38	$34.19	$9.50	$13.07	$9.33	$11.14	$10.26

Total units outstanding	2,872,328	104,718,922	6,435,885	104,487	535,503	1,375,621	589,688	261,699	122,157	1,614,128

Variable accumulation unit value (lowest to highest)	$15.53 to $20.95	$1.15 to $1.31	$20.14 to $24.37	$18.68 to $24.65	$15.94 to $17.19	$9.89 to $9.94	$13.17 to $13.17	$13.81 to $13.81	$14.89 to $19.31	$20.28 to $28.97

Identified cost of investment	$47,479,835	$122,816,098	$110,596,961	$2,053,495	$6,324,157	$13,602,279	$6,230,950	$3,343,934	$1,421,910	$29,645,264

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Marketfield— Initial Class	MainStay VP MFS® Utilities— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class

ASSETS:
Investment at net asset value	$318,945,682	$7,726,408	$46,256,932	$11,052,145	$330,697	$1,762	$3,199,651	$80,398,362	$195,121,721	$27,606,393
Dividends due and accrued	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	14,932	—	—	10,093	94,371	—	84,101	1,106,475	—	8,880
Net receivable from (payable to) the Fund for shares sold or purchased	(14,932)	—	—	(10,093)	(94,371)	—	(84,101)	(1,106,475)	—	(8,880)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,056	63	283	17	1	—	1	489	1,372	13

Total net assets	$318,943,626	$7,726,345	$46,256,649	$11,052,128	$330,696	$1,762	$3,199,650	$80,397,873	$195,120,349	$27,606,380

Total shares outstanding	18,077,409	436,610	3,348,992	885,976	14,483	158	252,975	4,968,822	5,191,582	2,004,366

Net asset value per share (NAV)	$17.64	$17.70	$13.81	$12.47	$22.83	$11.15	$12.65	$16.18	$37.58	$13.77

Total units outstanding	13,899,902	479,562	2,302,364	891,458	19,532	172	249,115	2,393,579	9,859,347	2,003,815

Variable accumulation unit value (lowest to highest)	$20.48 to $23.12	$16.11 to $16.11	$18.51 to $23.27	$12.35 to $12.41	$11.58 to $20.42	$10.25 to $10.25	$12.79 to $12.85	$26.16 to $34.81	$19.56 to $20.31	$13.71 to $13.78

Identified cost of investment	$229,489,329	$6,603,488	$43,433,853	$9,287,201	$170,344	$1,718	$2,619,890	$56,668,794	$135,328,449	$21,533,582

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	Alger SMid Cap Growth Portfolio— Class I-2 Shares	AllianceBernstein VPS International Value Portfolio— Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A	American Century Investments® VP Inflation Protection Fund—Class II	American Century Investments® VP Value Fund— Class II	American Funds® Asset Allocation FundSM — Class 2 Shares	American Funds® Global Growth FundSM— Class 1 Shares	American Funds® Global Small Capitalization FundSM— Class 2 Shares

ASSETS:
Investment at net asset value	$9,900,892	$5,237,755	$452,659	$24,809	$3,994,514	$648,118	$4,619,142	$2,561,907	$2,147,494	$841,496
Dividends due and accrued	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	262	129,062	29	—	363,462	—	—	1,047,315	571,650	—
Net receivable from (payable to) the Fund for shares sold or purchased	(262)	(129,062)	(29)	—	(363,462)	—	—	(1,047,315)	(571,650)	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—	—	6	—	—	—

Total net assets	$9,900,892	$5,237,755	$452,659	$24,809	$3,994,514	$648,118	$4,619,136	$2,561,907	$2,147,494	$841,496

Total shares outstanding	718,515	525,500	46,143	1,655	174,509	62,021	545,997	114,729	71,322	33,327

Net asset value per share (NAV)	$13.78	$9.97	$9.81	$14.99	$22.89	$10.45	$8.46	$22.33	$30.11	$25.25

Total units outstanding	500,002	487,060	32,077	3,571	217,337	67,835	259,022	167,143	131,916	60,426

Variable accumulation unit value (lowest to highest)	$19.80 to $19.80	$10.75 to $10.75	$14.11 to $14.11	$6.95 to $6.95	$18.38 to $18.38	$9.55 to $9.55	$17.59 to $18.94	$15.33 to $15.33	$16.28 to $16.28	$9.90 to $13.94

Identified cost of investment	$6,479,087	$4,709,637	$432,180	$21,424	$2,797,381	$692,880	$3,465,116	$1,289,911	$1,158,855	$699,237

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	American Funds® Growth FundSM— Class 2 Shares	American Funds® Growth-Income FundSM— Class 2 Shares	American Funds® International FundSM— Class 2 Shares	Davis Value Portfolio	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	Dreyfus IP Technology Growth Portfolio— Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares	DWS Global Small Cap Growth VIP— Class A	DWS Small Cap Index VIP— Class A

ASSETS:
Investment at net asset value	$12,534,772	$905,042	$22,758,133	$746,584	$2,417,326	$5,309,838	$3,315,372	$25,326	$724,509	$19,872,956
Dividends due and accrued	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	1,878,716	2,585	647	117,051	10,042	—	334,933	2,887,308
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(1,878,716)	(2,585)	(647)	(117,051)	(10,042)	—	(334,933)	(2,887,308)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—	—	—	—	—	—

Total net assets	$12,534,772	$905,042	$22,758,133	$746,584	$2,417,326	$5,309,838	$3,315,372	$25,326	$724,509	$19,872,956

Total shares outstanding	160,826	17,957	1,076,035	55,385	198,304	127,273	180,379	539	41,855	1,123,401

Net asset value per share (NAV)	$77.94	$50.40	$21.15	$13.48	$12.19	$41.72	$18.38	$47.03	$17.31	$17.69

Total units outstanding	823,312	65,742	1,746,436	49,280	278,616	386,922	161,299	1,582	52,180	907,353

Variable accumulation unit value (lowest to highest)	$15.22 to $15.22	$13.77 to $13.77	$13.03 to $13.03	$15.14 to $15.14	$8.68 to $8.68	$13.72 to $13.72	$20.55 to $20.55	$15.99 to $15.99	$13.88 to $13.88	$21.90 to $21.90

Identified cost of investment	$9,151,777	$707,355	$17,700,543	$658,241	$2,087,038	$4,166,708	$2,109,100	$18,983	$371,103	$12,647,580

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Contrafund® Portfolio—Initial Class	Fidelity® VIP Equity- Income Portfolio—Initial Class	Fidelity® VIP Freedom 2010 Portfolio—Initial Class	Fidelity® VIP Freedom 2020 Portfolio—Initial Class	Fidelity® VIP Freedom 2030 Portfolio—Initial Class	Fidelity® VIP Freedom 2040 Portfolio—Initial Class	Fidelity® VIP Growth Portfolio—Initial Class	Fidelity® VIP Index 500 Portfolio—Initial Class	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class

ASSETS:
Investment at net asset value	$2,220,638	$29,225,738	$6,210,355	$11,997,468	$16,596,635	$8,115,209	$2,756,654	$2,135,734	$78,529,067	$10,678,565
Dividends due and accrued	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	65	846,682	297	—	17,321	11,569	—	434	2,867,458	525
Net receivable from (payable to) the Fund for shares sold or purchased	(65)	(846,682)	(297)	—	(17,321)	(11,569)	—	(434)	(2,867,458)	(525)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	13	—	—	—	—	—	—	1	10

Total net assets	$2,220,638	$29,225,725	$6,210,355	$11,997,468	$16,596,635	$8,115,209	$2,756,654	$2,135,734	$78,529,066	$10,678,555

Total shares outstanding	130,014	850,822	266,653	975,404	1,316,149	632,026	150,226	37,377	421,542	863,961

Net asset value per share (NAV)	$17.08	$34.35	$23.29	$12.30	$12.61	$12.84	$18.35	$57.14	$186.29	$12.36

Total units outstanding	155,589	1,246,293	340,268	752,772	1,038,659	509,098	164,009	113,800	3,978,711	677,713

Variable accumulation unit value (lowest to highest)	$14.27 to $14.27	$23.18 to $31.06	$18.25 to $22.13	$15.94 to $15.94	$14.01 to $15.98	$15.94 to $15.94	$16.81 to $16.81	$18.77 to $19.21	$19.74 to $23.91	$15.52 to $17.40

Identified cost of investment	$1,711,693	$21,081,093	$4,911,350	$11,016,273	$14,796,970	$6,634,672	$2,383,072	$1,631,597	$58,823,327	$11,263,856

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Money Market Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class(a)	Fidelity® VIP Value Leaders Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	ING Russell™ Mid Cap Index Portfolio-I	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares

ASSETS:
Investment at net asset value	$33,930,644	$31,467,414	$11,719,087	$798,755	$22,858	$494,699	$6,081,108	$9,740,075	$3,396,119	$13,105,391
Dividends due and accrued	—	271	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	12,231	1,877,532	3,428	798,755	156	508	559	484,317	55,497	859,974
Net receivable from (payable to) the Fund for shares sold or purchased	(12,231)	(1,877,803)	(3,428)	(798,755)	(156)	(508)	(559)	(484,317)	(55,497)	(859,974)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	9	—	—	—	—	—	—	—	1	—

Total net assets	$33,930,635	$31,467,414	$11,719,087	$798,755	$22,858	$494,699	$6,081,108	$9,740,075	$3,396,118	$13,105,391

Total shares outstanding	932,416	31,467,411	567,785	48,853	1,652	34,212	379,832	489,697	222,114	371,047

Net asset value per share (NAV)	$36.39	$1.00	$20.64	$16.35	$13.84	$14.46	$16.01	$19.89	$15.29	$35.32

Total units outstanding	1,232,594	3,125,232	647,657	82,063	1,150	22,833	437,846	299,219	276,916	831,637

Variable accumulation unit value (lowest to highest)	$27.32 to $34.29	$10.07 to $10.07	$14.26 to $18.10	$9.73 to $9.73	$19.88 to $19.88	$21.67 to $21.67	$13.89 to $13.89	$32.55 to $32.55	$10.81 to $12.31	$15.76 to $15.76

Identified cost of investment	$30,083,626	$29,589,611	$9,246,849	$—	$19,761	$415,994	$4,794,495	$7,455,286	$3,002,264	$10,017,141

(a) The amount shown represents trade transacted on December 31, 2013.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund—Service Class	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Developed International 150 Fund—Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class

ASSETS:
Investment at net asset value	$376,758	$6,143,828	$3,616,265	$475,957	$4,023,349	$5,213,004	$12,466,151	$3,938,942	$649,780	$2,748,626
Dividends due and accrued	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	7,052	—	9,570	179	2,698	1,095,670	—	—	1,285,895
Net receivable from (payable to) the Fund for shares sold or purchased	—	(7,052)	—	(9,570)	(179)	(2,698)	(1,095,670)	—	—	(1,285,895)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	2	1	—	—	—	—	—

Total net assets	$376,758	$6,143,828	$3,616,265	$475,955	$4,023,348	$5,213,004	$12,466,151	$3,938,942	$649,780	$2,748,626

Total shares outstanding	24,901	104,203	67,796	12,207	303,420	222,493	275,794	357,695	68,463	277,163

Net asset value per share (NAV)	$15.13	$58.96	$53.34	$38.99	$13.26	$23.43	$45.20	$11.01	$9.49	$9.92

Total units outstanding	25,894	224,379	177,828	29,479	248,809	266,698	567,270	393,908	49,340	278,380

Variable accumulation unit value (lowest to highest)	$14.55 to $14.55	$27.38 to $27.38	$20.34 to $20.34	$15.68 to $16.77	$13.45 to $16.34	$19.53 to $24.60	$16.56 to $21.98	$10.00 to $10.00	$13.17 to $13.17	$9.87 to $9.87

Identified cost of investment	$322,032	$5,223,269	$2,789,014	$351,771	$3,196,144	$3,944,157	$9,415,257	$4,214,643	$612,017	$1,424,566

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	LVIP SSgA International Index Fund— Standard Class	MFS® Global Tactical Allocation Portfolio—Initial Class	MFS® International Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Value Series— Initial Class	Neuberger Berman AMT Large Cap Value Portfolio— Class I	Oppenheimer Capital Appreciation Fund/VA—Non- Service Shares	Oppenheimer Core Bond Fund/ VA—Non- Service Shares	PIMCO Global Bond Portfolio (Unhedged)— Administrative Class Shares

ASSETS:
Investment at net asset value	$2,390,448	$2,512,440	$11,299,951	$95,889	$14,196	$20,581,882	$853,642	$161,701	$1,204	$5,846,990
Dividends due and accrued	—	—	—	—	—	—	—	—	—	1,567
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,402,129	898,719	—	—	4,239,289	—	—	—	254,596
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,402,129)	(898,719)	—	—	(4,239,289)	—	—	—	(256,163)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	1	—	—	—	—	—	—

Total net assets	$2,390,448	$2,512,440	$11,299,951	$95,888	$14,196	$20,581,882	$853,642	$161,701	$1,204	$5,846,990

Total shares outstanding	252,743	155,089	516,924	3,202	643	1,067,525	56,758	2,794	154	473,824

Net asset value per share (NAV)	$9.46	$16.20	$21.86	$29.95	$22.07	$19.28	$15.04	$57.88	$7.83	$12.34

Total units outstanding	182,134	198,219	748,088	3,917	561	980,182	68,802	11,454	112	439,667

Variable accumulation unit value (lowest to highest)	$13.12 to $13.12	$12.68 to $12.68	$15.11 to $15.11	$24.46 to $24.46	$25.23 to $25.23	$21.00 to $21.00	$12.41 to $12.41	$14.12 to $14.12	$10.89 to $10.89	$13.30 to $13.30

Identified cost of investment	$1,968,732	$1,053,514	$8,627,271	$59,761	$9,588	$12,648,451	$694,563	$113,051	$1,204	$5,963,899

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	PIMCO High Yield Portfolio—Administrative Class Shares	PIMCO Long-Term U.S. Government Portfolio— Administrative Class Shares	PIMCO Low Duration Portfolio—Administrative Class Shares	PIMCO Real Return Portfolio—Administrative Class Shares	PIMCO Total Return Portfolio—Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio

ASSETS:
Investment at net asset value	$1,969,979	$856,718	$8,180,570	$18,444,082	$66,907,622	$6,797,483	$33,317,368	$405,728	$3,074,367
Dividends due and accrued	8,813	1,335	4,273	267,469	265,759	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	15,959	261	1,486,094	937,645	5,634,443	681	2,836,438	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(24,772)	(1,596)	(1,490,367)	(1,205,114)	(5,900,202)	(681)	(2,836,438)	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—	1	—	—	5

Total net assets	$1,969,979	$856,718	$8,180,570	$18,444,082	$66,907,622	$6,797,482	$33,317,368	$405,728	$3,074,362

Total shares outstanding	244,111	86,189	771,025	1,463,816	6,093,590	529,812	1,755,393	28,919	195,570

Net asset value per share (NAV)	$8.07	$9.94	$10.61	$12.60	$10.98	$12.83	$18.98	$14.03	$15.72

Total units outstanding	144,132	49,440	569,334	1,216,741	3,885,445	329,210	1,439,488	22,518	167,829

Variable accumulation unit value (lowest to highest)	$13.67 to $13.67	$17.34 to $17.34	$14.37 to $14.37	$14.79 to $15.13	$14.34 to $17.23	$20.19 to $20.66	$23.15 to $23.15	$18.02 to $18.02	$18.13 to $18.38

Identified cost of investment	$1,956,969	$1,016,466	$6,717,534	$19,381,875	$63,192,874	$5,829,892	$22,081,783	$341,454	$2,663,541

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio	T. Rowe Price Personal Strategy Balanced Portfolio	TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Capital Preservation ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares

ASSETS:
Investment at net asset value	$4,448,855	$7,646,472	$16,905,834	$23,818	$10,648	$43,220	$16,279	$110,374	$9,663	$173,087
Dividends due and accrued	4,610	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	149,235	394	15,443	—	—	—	288	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(153,845)	(394)	(15,443)	—	—	—	(288)	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—	—	—	—	—	—

Total net assets	$4,448,855	$7,646,472	$16,905,834	$23,818	$10,648	$43,220	$16,279	$110,374	$9,663	$173,087

Total shares outstanding	906,081	287,786	792,585	1,941	925	3,918	1,247	9,623	825	14,545

Net asset value per share (NAV)	$4.91	$26.57	$21.33	$12.27	$11.51	$11.03	$13.05	$11.47	$11.71	$11.90

Total units outstanding	335,191	339,653	847,542	1,606	851	3,691	1,140	9,339	762	14,014

Variable accumulation unit value (lowest to highest)	$13.28 to $13.74	$22.51 to $22.51	$19.95 to $19.95	$14.83 to $14.83	$12.51 to $12.51	$11.71 to $11.71	$14.28 to $14.28	$11.82 to $11.82	$12.67 to $12.67	$12.35 to $12.35

Identified cost of investment	$4,299,492	$6,930,216	$14,848,019	$22,067	$10,462	$43,084	$15,338	$106,725	$9,228	$163,744

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2013

	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	UIF Emerging Markets Debt Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares

ASSETS:
Investment at net asset value	$161,346	$6,527,654	$10,086,899	$385,150	$540,270
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	267,116	—	—	249
Net receivable from (payable to) the Fund for shares sold or purchased	—	(267,116)	—	—	(249)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	1	—	—

Total net assets	$161,346	$6,527,654	$10,086,898	$385,150	$540,270

Total shares outstanding	13,802	794,119	640,845	37,285	50,969

Net asset value per share (NAV)	$11.69	$8.22	$15.74	$10.33	$10.60

Total units outstanding	12,073	325,402	423,881	31,748	43,550

Variable accumulation unit value (lowest to highest)	$13.36 to $13.36	$18.35 to $20.08	$23.77 to $28.64	$12.13 to $12.13	$12.24 to $12.41

Identified cost of investment	$158,157	$6,838,172	$9,867,495	$369,222	$569,285

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations

For the year ended December 31, 2013

	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class	MainStay VP DFA/DuPont Capital Emerging Markets Equity— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$893,093	$12,193	$2,152,169	$45,384	$63,387	$101,422	$7,154	$99,296	$67,393	$1,577,765
Mortality and expense risk charges	(3,410)	(34,481)	(316,038)	(1,531)	(1,054)	1,119	—	—	—	(554)

Net investment income (loss)	889,683	(22,288)	1,836,131	43,853	62,333	102,541	7,154	99,296	67,393	1,577,211

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,231,254	28,254,317	2,496,894	121,512	565,571	5,356,291	2,438,020	3,333,302	1,921,511	9,813,082
Cost of investments sold	(8,402,778)	(28,251,923)	(1,863,957)	(109,325)	(391,053)	(5,418,962)	(2,127,157)	(3,318,276)	(1,961,214)	(9,124,076)

Net realized gain (loss) on investments	(171,524)	2,394	632,937	12,187	174,518	(62,671)	310,863	15,026	(39,703)	689,006
Realized gain distribution received	752,398	—	—	126,154	—	—	—	—	3,705	—
Change in unrealized appreciation (depreciation) on investments	(2,307,597)	10,563	38,118,363	176,331	1,484,048	(777,482)	1,406,907	(16,173)	(87,463)	(393,324)

Net gain (loss) on investments	(1,726,723)	12,957	38,751,300	314,672	1,658,566	(840,153)	1,717,770	(1,147)	(123,461)	295,682

Net increase (decrease) in net assets resulting from operations	$(837,040)	$(9,331)	$40,587,431	$358,525	$1,720,899	$(737,612)	$1,724,924	$98,149	$(56,068)	$1,872,893

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2013

	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Marketfield— Initial Class(a)	MainStay VP MFS® Utilities— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$4,556,928	$322,920	$507,863	$148,051	$694	$—	$67,750	$723,031	$2,828,272	$328,512
Mortality and expense risk charges	(676,005)	(22,484)	(98,385)	(4,301)	(239)	—	(267)	(154,215)	(453,270)	12,358

Net investment income (loss)	3,880,923	300,436	409,478	143,750	455	—	67,483	568,816	2,375,002	340,870

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,642,466	2,196,433	2,493,742	1,391,061	23,031	6	903,704	2,540,966	8,968,546	8,427,077
Cost of investments sold	(3,681,693)	(1,889,964)	(2,394,323)	(1,272,266)	(15,641)	(6)	(763,921)	(2,104,087)	(6,927,386)	(7,049,040)

Net realized gain (loss) on investments	960,773	306,469	99,419	118,795	7,390	—	139,783	436,879	2,041,160	1,378,037
Realized gain distribution received	—	—	—	15,900	1,219	—	37,409	4,311,091	—	204,590
Change in unrealized appreciation (depreciation) on investments	68,877,045	647,798	5,524,235	1,477,979	38,995	44	309,432	18,180,811	43,069,226	4,733,728

Net gain (loss) on investments	69,837,818	954,267	5,623,654	1,612,674	47,604	44	486,624	22,928,781	45,110,386	6,316,355

Net increase (decrease) in net assets resulting from operations	$73,718,741	$1,254,703	$6,033,132	$1,756,424	$48,059	$44	$554,107	$23,497,597	$47,485,388	$6,657,225

(a) For the period November 15, 2013 (commencement of Investment Division) through December 31, 2013.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2013

	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	Alger SMid Cap Growth Portfolio— Class I-2 Shares	Alliance Bernstein VPS International Value Portfolio— Class A	Alliance Bernstein VPS Small/Mid Cap Value Portfolio— Class A	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP Value Fund— Class II	American Funds® Asset Allocation FundSM— Class 2 Shares	American Funds® Global Growth FundSM— Class 1 Shares	American Funds® Global Small Capitalization FundSM— Class 2 Shares

INVESTMENT INCOME (LOSS):
Dividend income	$58,834	$54,152	$—	$1,408	$20,222	$5,209	$63,149	$19,787	$20,039	$11,478
Mortality and expense risk charges	—	—	—	—	—	—	(2,030)	—	—	(7)

Net investment income (loss)	58,834	54,152	—	1,408	20,222	5,209	61,119	19,787	20,039	11,471

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	938,726	356,387	35,945	2,338	1,816,454	5,741	401,240	299,812	34,687	953,959
Cost of investments sold	(698,589)	(351,116)	(35,105)	(2,210)	(1,355,597)	(6,371)	(301,922)	(232,416)	(29,283)	(767,685)

Net realized gain (loss) on investments	240,137	5,271	840	128	460,857	(630)	99,318	67,396	5,404	186,274
Realized gain distribution received	—	—	78,431	—	187,713	11,548	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	2,192,660	415,510	27,942	3,227	537,243	(45,025)	954,401	160,512	293,687	87,198

Net gain (loss) on investments	2,432,797	420,781	107,213	3,355	1,185,813	(34,107)	1,053,719	227,908	299,091	273,472

Net increase (decrease) in net assets resulting from operations	$2,491,631	$474,933	$107,213	$4,763	$1,206,035	$(28,898)	$1,114,838	$247,695	$319,130	$284,943

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2013

	American Funds® Growth FundSM— Class 2 Shares	American Funds® Growth-Income FundSM— Class 2 Shares	American Funds® International FundSM— Class 2 Shares	Davis Value Portfolio	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	Dreyfus IP Technology Growth Portfolio— Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares	DWS Global Small Cap Growth VIP— Class A	DWS Small Cap Index VIP— Class A

INVESTMENT INCOME (LOSS):
Dividend income	$101,100	$10,876	$261,389	$5,915	$57,341	$30,790	$—	$—	$58	$235,646
Mortality and expense risk charges	—	—	—	—	—	—	—	—	—	—

Net investment income (loss)	101,100	10,876	261,389	5,915	57,341	30,790	—	—	58	235,646

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,262,394	362,065	8,324,747	38,688	2,471,210	906,052	296,590	874	6,382	3,765,538
Cost of investments sold	(888,405)	(237,020)	(7,408,025)	(35,482)	(2,130,071)	(811,270)	(192,478)	(908)	(5,920)	(2,440,202)

Net realized gain (loss) on investments	373,989	125,045	916,722	3,206	341,139	94,782	104,112	(34)	462	1,325,336
Realized gain distribution received	—	—	—	50,025	—	195,226	—	—	614	566,471
Change in unrealized appreciation (depreciation) on investments	2,284,946	87,099	2,435,908	113,645	268,526	895,164	706,650	8,428	18,535	2,604,387

Net gain (loss) on investments	2,658,935	212,144	3,352,630	166,876	609,665	1,185,172	810,762	8,394	19,611	4,496,194

Net increase (decrease) in net assets resulting from operations	$2,760,035	$223,020	$3,614,019	$172,791	$667,006	$1,215,962	$810,762	$8,394	$19,669	$4,731,840

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2013

	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Contrafund® Portfolio— Initial Class	Fidelity® VIP Equity- Income Portfolio— Initial Class	Fidelity® VIP Freedom 2010 Portfolio— Initial Class	Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$22,228	$275,388	$144,338	$196,158	$282,949	$129,623	$39,868	$5,272	$1,320,107	$262,188
Mortality and expense risk charges	—	(4,274)	(11)	—	(12)	—	—	(39)	(394)	(3,742)

Net investment income (loss)	22,228	271,114	144,327	196,158	282,937	129,623	39,868	5,233	1,319,713	258,446

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,077,648	8,790,244	829,582	1,878,637	3,722,843	1,602,557	576,757	669,636	20,798,462	2,129,102
Cost of investments sold	(770,912)	(6,229,207)	(387,662)	(1,686,268)	(3,225,080)	(1,012,764)	(493,112)	(543,708)	(14,693,759)	(2,121,260)

Net realized gain (loss) on investments	306,736	2,561,037	441,920	192,369	497,763	589,793	83,645	125,928	6,104,703	7,842
Realized gain distribution received	—	7,333	381,728	112,881	197,394	102,751	25,687	1,255	661,351	134,477
Change in unrealized appreciation (depreciation) on investments	312,988	4,280,814	402,368	771,037	1,296,559	603,564	343,463	366,603	10,880,126	(601,745)

Net gain (loss) on investments	619,724	6,849,184	1,226,016	1,076,287	1,991,716	1,296,108	452,795	493,786	17,646,180	(459,426)

Net increase (decrease) in net assets resulting from operations	$641,952	$7,120,298	$1,370,343	$1,272,445	$2,274,653	$1,425,731	$492,663	$499,019	$18,965,893	$(200,980)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2013

	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Money Market Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class(a)	Fidelity® VIP Value Leaders Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	ING Russell™ Mid Cap Index Portfolio-I	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares

INVESTMENT INCOME (LOSS):
Dividend income	$154,170	$10,405	$146,133	$—	$153	$3,344	$58,916	$55,454	$124,491	$133,777
Mortality and expense risk charges	(2,763)	—	(19)	—	—	—	—	—	(245)	—

Net investment income (loss)	151,407	10,405	146,114	—	153	3,344	58,916	55,454	124,246	133,777

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,734,435	25,823,555	5,052,724	—	20,823	540,921	478,252	1,526,143	532,547	2,222,042
Cost of investments sold	(7,291,131)	(25,823,555)	(4,350,809)	—	(17,785)	(395,064)	(352,718)	(998,247)	(390,395)	(1,799,902)

Net realized gain (loss) on investments	443,304	—	701,915	—	3,038	145,857	125,534	527,896	142,152	422,140
Realized gain distribution received	3,873,112	—	40,060	—	—	—	147,038	—	—	—
Change in unrealized appreciation (depreciation) on investments	4,684,972	—	1,878,527	—	2,884	881	1,191,830	1,347,943	(189,575)	1,337,195

Net gain (loss) on investments	9,001,388	—	2,620,502	—	5,922	146,738	1,464,402	1,875,839	(47,423)	1,759,335

Net increase (decrease) in net assets resulting from operations	$9,152,795	$10,405	$2,766,616	$—	$6,075	$150,082	$1,523,318	$1,931,293	$76,823	$1,893,112

(a) For the period November 15, 2013 (commencement of Investment Division) through December 31, 2013.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2013

	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Developed International 150 Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class

INVESTMENT INCOME (LOSS):
Dividend income	$2,343	$24,900	$21,849	$5,063	$49,117	$20,417	$36,069	$94,091	$16,268	$29,410
Mortality and expense risk charges	—	—	—	(593)	(434)	(86)	(18)	—	—	—

Net investment income (loss)	2,343	24,900	21,849	4,470	48,683	20,331	36,051	94,091	16,268	29,410

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	207,124	4,422,523	769,170	122,822	788,422	1,983,716	3,042,005	897,899	3,680	749,402
Cost of investments sold	(170,531)	(3,424,393)	(621,059)	(114,408)	(641,141)	(1,481,825)	(2,384,879)	(958,067)	(3,353)	(752,344)

Net realized gain (loss) on investments	36,593	998,130	148,111	8,414	147,281	501,891	657,126	(60,168)	327	(2,942)
Realized gain distribution received	23,654	—	—	—	—	—	770,613	15,486	—	—
Change in unrealized appreciation (depreciation) on investments	32,475	376,039	666,524	90,753	526,030	687,636	1,619,907	(175,587)	37,764	29,570

Net gain (loss) on investments	92,722	1,374,169	814,635	99,167	673,311	1,189,527	3,047,646	(220,269)	38,091	26,628

Net increase (decrease) in net assets resulting from operations	$95,065	$1,399,069	$836,484	$103,637	$721,994	$1,209,858	$3,083,697	$(126,178)	$54,359	$56,038

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2013

	LVIP SSgA International Index Fund— Standard Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Value Series— Initial Class	Neuberger Berman AMT Large Cap Value Portfolio— Class I	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares	Oppenheimer Core Bond Fund/ VA— Non-Service Shares	PIMCO Global Bond Portfolio (Unhedged)— Administrative Class Shares

INVESTMENT INCOME (LOSS):
Dividend income	$39,271	$10,578	$111,102	$932	$—	$173,105	$7,029	$1,367	$63	$51,205
Mortality and expense risk charges	—	—	—	(212)	—	—	—	—	—	—

Net investment income (loss)	39,271	10,578	111,102	720	—	173,105	7,029	1,367	63	51,205

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	220,069	65,572	194,765	1,493	513	6,590,266	193,620	6,788	71	3,173,875
Cost of investments sold	(184,946)	(59,874)	(158,336)	(1,016)	(435)	(4,572,570)	(166,821)	(5,247)	(70)	(3,495,861)

Net realized gain (loss) on investments	35,123	5,698	36,429	477	78	2,017,696	26,799	1,541	1	(321,986)
Realized gain distribution received	—	—	—	—	101	44,538	—	—	—	39,318
Change in unrealized appreciation (depreciation) on investments	366,276	44,324	1,498,229	22,057	4,065	2,150,566	132,116	33,395	(66)	(229,188)

Net gain (loss) on investments	401,399	50,022	1,534,658	22,534	4,244	4,212,800	158,915	34,936	(65)	(511,856)

Net increase (decrease) in net assets resulting from operations	$440,670	$60,600	$1,645,760	$23,254	$4,244	$4,385,905	$165,944	$36,303	$(2)	$(460,651)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2013

	PIMCO High Yield Portfolio— Administrative Class Shares	PIMCO Long-Term U.S. Government Portfolio— Administrative Class Shares	PIMCO Low Duration Portfolio— Administrative Class Shares	PIMCO Real Return Portfolio— Administrative Class Shares	PIMCO Total Return Portfolio— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited- Term Bond Portfolio

INVESTMENT INCOME (LOSS):
Dividend income	$118,275	$68,769	$80,369	$322,398	$1,356,036	$32,992	$7,946	$8,282	$24,467	$71,271
Mortality and expense risk charges	—	—	—	(5)	(17)	(157)	—	—	(1,814)	(11)

Net investment income (loss)	118,275	68,769	80,369	322,393	1,356,019	32,835	7,946	8,282	22,653	71,260

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,992,235	2,934,411	1,178,938	9,001,482	18,744,909	1,067,433	6,828,053	525,520	981,479	7,836,152
Cost of investments sold	(1,920,468)	(3,708,857)	(1,158,562)	(9,203,820)	(18,725,547)	(875,702)	(4,227,667)	(394,969)	(832,758)	(7,897,989)

Net realized gain (loss) on investments	71,767	(774,446)	20,376	(202,338)	19,362	191,731	2,600,386	130,551	148,721	(61,837)
Realized gain distribution received	—	37,569	—	142,023	544,937	172,898	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(85,052)	255,373	(107,791)	(2,336,297)	(3,206,653)	811,978	5,449,609	426	218,111	1,764

Net gain (loss) on investments	(13,285)	(481,504)	(87,415)	(2,396,612)	(2,642,354)	1,176,607	8,049,995	130,977	366,832	(60,073)

Net increase (decrease) in net assets resulting from operations	$104,990	$(412,735)	$(7,046)	$(2,074,219)	$(1,286,335)	$1,209,442	$8,057,941	$139,259	$389,485	$11,187

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2013

	T. Rowe Price New America Growth Portfolio	T. Rowe Price Personal Strategy Balanced Portfolio	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Capital Preservation ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares

INVESTMENT INCOME (LOSS):
Dividend income	$—	$236,775	$154	$18	$243	$14	$546	$63	$1,054	$259
Mortality and expense risk charges	—	—	—	—	—	—	—	—	—	—

Net investment income (loss)	—	236,775	154	18	243	14	546	63	1,054	259

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,120,475	2,243,755	262	311	30,607	5,376	959	5,076	1,874	574
Cost of investments sold	(4,514,772)	(1,787,820)	(252)	(306)	(30,444)	(5,110)	(872)	(4,813)	(1,655)	(564)

Net realized gain (loss) on investments	1,605,703	455,935	10	5	163	266	87	263	219	10
Realized gain distribution received	1,110,922	1,010,638	30	—	164	—	—	—	—	88
Change in unrealized appreciation (depreciation) on investments	182,230	854,849	1,751	186	74	653	3,480	420	9,030	3,189

Net gain (loss) on investments	2,898,855	2,321,422	1,791	191	401	919	3,567	683	9,249	3,287

Net increase (decrease) in net assets resulting from operations	$2,898,855	$2,558,197	$1,945	$209	$644	$933	$4,113	$746	$10,303	$3,546

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2013

	UIF Emerging Markets Debt Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares

INVESTMENT INCOME (LOSS):
Dividend income	$254,619	$126,919	$—	$38,699
Mortality and expense risk charges	(184)	(201)	—	(11)

Net investment income (loss)	254,435	126,718	—	38,688

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,834,537	4,071,629	10,338	1,459,274
Cost of investments sold	(2,676,390)	(2,776,726)	(10,345)	(1,579,015)

Net realized gain (loss) on investments	158,147	1,294,903	(7)	(119,741)
Realized gain distribution received	78,044	—	1,016	313
Change in unrealized appreciation (depreciation) on investments	(1,051,136)	(1,376,166)	15,882	(74,467)

Net gain (loss) on investments	(814,945)	(81,263)	16,891	(193,895)

Net increase (decrease) in net assets resulting from operations	$(560,510)	$45,455	$16,891	$(155,207)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets

For the years ended December 31, 2013

and December 31, 2012

	MainStay VP Bond— Initial Class		MainStay VP Cash Management— Initial Class		MainStay VP Common Stock— Initial Class		MainStay VP Convertible— Initial Class		MainStay VP Cornerstone Growth— Initial Class		MainStay VP DFA/ DuPont Capital Emerging Markets Equity— Initial Class		MainStay VP Eagle Small Cap Growth— Initial Class
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012(a)	2013	2012(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$889,683	$1,249,908	$(22,288)	$(17,604)	$1,836,131	$1,562,321	$43,853	$32,190	$62,333	$27,479	$102,541	$(598)	$7,154	$—
Net realized gain (loss) on investments	(171,524)	113,234	2,394	(3,024)	632,937	771,240	12,187	(4,895)	174,518	392,436	(62,671)	(101,413)	310,863	(74,285)
Realized gain distribution received	752,398	1,734,372	—	—	—	—	126,154	4,216	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,307,597)	(824,727)	10,563	3,028	38,118,363	14,226,534	176,331	46,368	1,484,048	576,459	(777,482)	848,368	1,406,907	98,514

Net increase (decrease) in net assets resulting from operations	(837,040)	2,272,787	(9,331)	(17,600)	40,587,431	16,560,095	358,525	77,879	1,720,899	996,374	(737,612)	746,357	1,724,924	24,229

Contributions and (Withdrawals):
Payments received from policyowners	95,717	199,445	6,290,689	9,772,023	60,647	120,366	269,928	87,428	21,150	29,420	1,418,079	411,122	560,062	355,147
Cost of insurance	(455,923)	(538,230)	(2,551,495)	(2,742,996)	(964,519)	(771,589)	(36,856)	(21,249)	(68,032)	(62,772)	(216,721)	(158,144)	(136,190)	(99,245)
Policyowners’ surrenders	(25,544)	(40,040)	(5,183,877)	(721,082)	(28,672)	(64,428)	(64,276)	(15,619)	(36,943)	(8,309)	(912,993)	(66,756)	(988,008)	(29,021)
Net transfers from (to) Fixed Account	(205,846)	554,753	72,030	5,520,721	179,065	(138,253)	273,806	24,924	160,523	(35,864)	862,503	108,026	106,220	(194,855)
Transfers between Investment Divisions	(4,162,078)	(7,463)	(3,148,597)	(6,948,845)	(167,842)	(1,070,083)	336,025	283,663	626,978	(913,079)	(654,452)	12,890,924	1,092,193	5,351,917
Policyowners’ death benefits	(36,349)	(267,103)	(465,141)	(457,594)	(490,085)	(811,334)	(1,202)	(11,858)	(6,450)	(47,172)	(5,760)	(10,828)	(435)	—

Net contributions and (withdrawals)	(4,790,023)	(98,638)	(4,986,391)	4,422,227	(1,411,406)	(2,735,321)	777,425	347,289	697,226	(1,037,776)	490,656	13,174,344	633,842	5,383,943

Increase (decrease) in net assets	(5,627,063)	2,174,149	(4,995,722)	4,404,627	39,176,025	13,824,774	1,135,950	425,168	2,418,125	(41,402)	(246,956)	13,920,701	2,358,766	5,408,172
NET ASSETS:
Beginning of period	50,513,326	48,339,177	127,995,387	123,590,760	115,204,858	101,380,084	1,171,097	745,929	6,749,037	6,790,439	13,920,701	—	5,408,172	—

End of period	$44,886,263	$50,513,326	$122,999,665	$127,995,387	$154,380,883	$115,204,858	$2,307,047	$1,171,097	$9,167,162	$6,749,037	$13,673,745	$13,920,701	$7,766,938	$5,408,172

(a) For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	MainStay VP Floating Rate— Initial Class		MainStay VP Government— Initial Class		MainStay VP High Yield Corporate Bond—Initial Class		MainStay VP ICAP Select Equity—Initial Class		MainStay VP Income Builder— Initial Class
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$99,296	$46,088	$67,393	$73,822	$1,577,211	$1,537,991	$3,880,923	$4,540,986	$300,436	$277,118
Net realized gain (loss) on investments	15,026	4,521	(39,703)	14,141	689,006	277,256	960,773	421,936	306,469	12,803
Realized gain distribution received	—	—	3,705	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(16,173)	25,226	(87,463)	11,618	(393,324)	1,442,195	68,877,045	28,085,268	647,798	638,548

Net increase (decrease) in net assets resulting from operations	98,149	75,835	(56,068)	99,581	1,872,893	3,257,442	73,718,741	33,048,190	1,254,703	928,469

Contributions and (Withdrawals):
Payments received from policyowners	384,676	81,420	713,220	255,783	3,986,296	2,197,290	293,450	237,465	—	—
Cost of insurance	(43,523)	(26,289)	(39,427)	(75,963)	(469,901)	(441,051)	(2,006,882)	(1,594,238)	(90,722)	(92,099)
Policyowners’ surrenders	(81,751)	(2,100)	(925,454)	(133,735)	(1,575,335)	(190,930)	(205,977)	(44,674)	—	—
Net transfers from (to) Fixed Account	209,789	(22,277)	9,144	(95,284)	629,353	(265,211)	138,246	135,294	(527,511)	(219,049)
Transfers between Investment Divisions	1,793,926	279,231	(722,540)	349,323	(1,261,522)	4,205,896	1,291,984	(215,863)	—	—
Policyowners’ death benefits	—	—	—	—	(3,391)	(91,693)	(993,736)	(1,713,925)	(177,459)	—

Net contributions and (withdrawals)	2,263,117	309,985	(965,057)	300,124	1,305,500	5,414,301	(1,482,915)	(3,195,941)	(795,692)	(311,148)

Increase (decrease) in net assets	2,361,266	385,820	(1,021,125)	399,705	3,178,393	8,671,743	72,235,826	29,852,249	459,011	617,321
NET ASSETS:
Beginning of period	1,253,538	867,718	2,840,575	2,440,870	29,606,312	20,934,569	246,707,800	216,855,551	7,267,334	6,650,013

End of period	$3,614,804	$1,253,538	$1,819,450	$2,840,575	$32,784,705	$29,606,312	$318,943,626	$246,707,800	$7,726,345	$7,267,334

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	MainStay VP International Equity—Initial Class		MainStay VP Janus Balanced—Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Marketfield— Initial Class	MainStay VP MFS® Utilities—Initial Class		MainStay VP Mid Cap Core—Initial Class
	2013	2012	2013	2012(a)	2013	2012	2013(b)	2013	2012(a)	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$409,478	$632,340	$143,750	$(3,383)	$455	$(223)	$—	$67,483	$(146)	$568,816	$296,209
Net realized gain (loss) on investments	99,419	(449,376)	118,795	43,536	7,390	2,487	—	139,783	5,077	436,879	230,286
Realized gain distribution received	—	—	15,900	—	1,219	—	—	37,409	—	4,311,091	4,397,136
Change in unrealized appreciation (depreciation) on investments	5,524,235	7,070,723	1,477,979	276,873	38,995	6,993	44	309,432	186,228	18,180,811	3,449,199

Net increase (decrease) in net assets resulting from operations	6,033,132	7,253,687	1,756,424	317,026	48,059	9,257	44	554,107	191,159	23,497,597	8,372,830

Contributions and (Withdrawals):
Payments received from policyowners	180,849	416,584	830,128	473,890	104,062	610	—	284,899	154,418	1,266,144	113,224
Cost of insurance	(1,277,069)	(1,304,151)	(206,956)	(208,137)	(8,263)	(7,039)	(6)	(77,706)	(54,975)	(500,034)	(384,371)
Policyowners’ surrenders	(167,815)	(9,002)	(484,242)	(38,227)	—	—	—	(358,461)	(100,477)	(517,490)	(21,465)
Net transfers from (to) Fixed Account	47,278	(56,211)	279,876	(162,892)	105,590	3,356	—	121,168	6,608	62,911	173,039
Transfers between Investment Divisions	505,248	(5,296,449)	519,629	7,981,025	2,546	(3)	1,724	(170,846)	2,662,079	582,819	(352,458)
Policyowners’ death benefits	(350,043)	(127,267)	—	(5,416)	—	—	—	—	(12,323)	(226,899)	(379,967)

Net contributions and (withdrawals)	(1,061,552)	(6,376,496)	938,435	8,040,243	203,935	(3,076)	1,718	(200,946)	2,655,330	667,451	(851,998)

Increase (decrease) in net assets	4,971,580	877,191	2,694,859	8,357,269	251,994	6,181	1,762	353,161	2,846,489	24,165,048	7,520,832
NET ASSETS:
Beginning of period	41,285,069	40,407,878	8,357,269	—	78,702	72,521	—	2,846,489	—	56,232,825	48,711,993

End of period	$46,256,649	$41,285,069	$11,052,128	$8,357,269	$330,696	$78,702	$1,762	$3,199,650	$2,846,489	$80,397,873	$56,232,825

(a) For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

(b) For the period November 15, 2013 (commencement of Investment Division) through December 31, 2013.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	MainStay VP S&P 500 Index— Initial Class		MainStay VP T. Rowe Price Equity Income—Initial Class		MainStay VP U.S. Small Cap—Initial Class		MainStay VP Van Eck Global Hard Assets—Initial Class		Alger Small Cap Growth Portfolio— Class I-2 Shares		Alger SMid Cap Growth Portfolio— Class I-2 Shares
	2013	2012	2013	2012(a)	2013	2012	2013	2012(a)	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,375,002	$2,098,717	$340,870	$(2,338)	$58,834	$31,372	$54,152	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	2,041,160	978,814	1,378,037	(35,030)	240,137	259,825	5,271	(8,129)	—	2,180	840	453
Realized gain distribution received	—	—	204,590	—	—	—	—	—	—	—	78,431	17,716
Change in unrealized appreciation (depreciation) on investments	43,069,226	17,615,039	4,733,728	1,330,203	2,192,660	551,012	415,510	(16,455)	—	(589)	27,942	2,967

Net increase (decrease) in net assets resulting from operations	47,485,388	20,692,570	6,657,225	1,292,835	2,491,631	842,209	474,933	(24,584)	—	1,591	107,213	21,136

Contributions and (Withdrawals):
Payments received from policyowners	231,036	804,659	1,368,783	643,138	102,568	34,302	473,746	98,159	—	279	56,835	154,856
Cost of insurance	(5,579,201)	(5,331,426)	(581,534)	(387,400)	(70,230)	(84,747)	(69,640)	(35,520)	—	(280)	(7,598)	(4,812)
Policyowners’ surrenders	(119,675)	(18,913)	(2,044,754)	(541,336)	(675,241)	(52,126)	(59,587)	(805)	—	—	(3,473)	(285)
Net transfers from (to) Fixed Account	(15,067)	5,364	(182,489)	275,606	(1,795)	6,584	31,497	(10,758)	—	—	6,361	(1,809)
Transfers between Investment Divisions	2,989,042	271,275	(1,180,606)	22,341,335	1,300,975	(830,538)	1,403,888	3,002,792	—	(14,128)	(4,999)	5,305
Policyowners’ death benefits	(1,591,145)	(435,487)	(54,423)	—	—	(48,450)	—	(46,366)	—	—	—	—

Net contributions and (withdrawals)	(4,085,010)	(4,704,528)	(2,675,023)	22,331,343	656,277	(974,975)	1,779,904	3,007,502	—	(14,129)	47,126	153,255

Increase (decrease) in net assets	43,400,378	15,988,042	3,982,202	23,624,178	3,147,908	(132,766)	2,254,837	2,982,918	—	(12,538)	154,339	174,391
NET ASSETS:
Beginning of period	151,719,971	135,731,929	23,624,178	—	6,752,984	6,885,750	2,982,918	—	—	12,538	298,320	123,929

End of period	$195,120,349	$151,719,971	$27,606,380	$23,624,178	$9,900,892	$6,752,984	$5,237,755	$2,982,918	$—	$—	$452,659	$298,320

(a) For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	AllianceBernstein VPS International Value Portfolio— Class A		AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A		American Century Investments® VP Inflation Protection Fund—Class II		American Century Investments® VP Value Fund—Class II		American Funds® Asset Allocation FundSM—Class 2 Shares		American Funds® Global Growth FundSM— Class 1 Shares
	2013	2012	2013	2012	2013	2012(a)	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,408	$348	$20,222	$18,722	$5,209	$3,018	$61,119	$57,304	$19,787	$15,567	$20,039	$10,601
Net realized gain (loss) on investments	128	(136,319)	460,857	116,777	(630)	6	99,318	97,687	67,396	21,641	5,404	18,687
Realized gain distribution received	—	—	187,713	109,109	11,548	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	3,227	123,092	537,243	240,855	(45,025)	263	954,401	259,578	160,512	54,700	293,687	152,467

Net increase (decrease) in net assets resulting from operations	4,763	(12,879)	1,206,035	485,463	(28,898)	3,287	1,114,838	414,569	247,695	91,908	319,130	181,755

Contributions and (Withdrawals):
Payments received from policyowners	—	20,333	642,267	125,947	9,405	1	321,906	443,878	1,298,141	148,960	713,056	134,913
Cost of insurance	(454)	(5,143)	(67,604)	(43,661)	(3,342)	(799)	(60,461)	(55,724)	(37,296)	(23,652)	(19,223)	(18,366)
Policyowners’ surrenders	—	(1,369)	(141,701)	(273)	(2,606)	—	(292,872)	(15,252)	(87,206)	(17,971)	(1,064)	(123,216)
Net transfers from (to) Fixed Account	(1,885)	(162)	(417,974)	20,723	13,605	—	11,795	111,332	63,651	127,219	55,049	193,934
Transfers between Investment Divisions	—	(571,745)	(573,691)	803,059	332,014	325,457	94,092	(375,173)	188,612	152,496	107,286	(122,595)
Policyowners’ death benefits	—	—	(37,403)	(4,260)	(6)	—	—	—	(986)	—	—	—

Net contributions and (withdrawals)	(2,339)	(558,086)	(596,106)	901,535	349,070	324,659	74,460	109,061	1,424,916	387,052	855,104	64,670

Increase (decrease) in net assets	2,424	(570,965)	609,929	1,386,998	320,172	327,946	1,189,298	523,630	1,672,611	478,960	1,174,234	246,425
NET ASSETS:
Beginning of period	22,385	593,350	3,384,585	1,997,587	327,946	—	3,429,838	2,906,208	889,296	410,336	973,260	726,835

End of period	$24,809	$22,385	$3,994,514	$3,384,585	$648,118	$327,946	$4,619,136	$3,429,838	$2,561,907	$889,296	$2,147,494	$973,260

(a) For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	American Funds® Global Small Capitalization FundSM—Class 2 Shares		American Funds® Growth FundSM— Class 2 Shares		American Funds® Growth- Income FundSM—Class 2 Shares		American Funds® International FundSM—Class 2 Shares		Calvert VP SRI Balanced Portfolio		Davis Value Portfolio
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$11,471	$17,804	$101,100	$72,348	$10,876	$10,969	$261,389	$205,229	$—	$—	$5,915	$7,663
Net realized gain (loss) on investments	186,274	(73,276)	373,989	275,006	125,045	22,234	916,722	130,433	—	140	3,206	(11,081)
Realized gain distribution received	—	—	—	—	—	—	—	—	—	—	50,025	28,095
Change in unrealized appreciation (depreciation) on investments	87,198	197,385	2,284,946	965,206	87,099	69,792	2,435,908	1,671,068	—	1,298	113,645	28,534

Net increase (decrease) in net assets resulting from operations	284,943	141,913	2,760,035	1,312,560	223,020	102,995	3,614,019	2,006,730	—	1,438	172,791	53,211

Contributions and (Withdrawals):
Payments received from policyowners	287,184	224,197	176,492	310,132	75,790	67,867	3,748,095	1,990,523	—	—	101,925	97,608
Cost of insurance	(27,200)	(25,124)	(126,224)	(112,959)	(20,699)	(17,227)	(353,114)	(259,673)	—	(111)	(13,527)	(10,213)
Policyowners’ surrenders	(261,234)	(3,556)	(9,112)	(1,387)	(133,829)	(764)	(547,994)	(304,070)	—	—	(12,534)	(1,721)
Net transfers from (to) Fixed Account	98,986	88,880	69,452	167,027	22,425	13,745	87,595	441,908	—	—	3,868	7,145
Transfers between Investment Divisions	(554,934)	(244,770)	386,146	550,989	37,391	(30,467)	1,691,862	1,865,956	—	(15,590)	26,404	(273,500)
Policyowners’ death benefits	(687)	—	(37,987)	—	—	(4,149)	(649)	(12,954)	—	—	—	—

Net contributions and (withdrawals)	(457,885)	39,627	458,767	913,802	(18,922)	29,005	4,625,795	3,721,690	—	(15,701)	106,136	(180,681)

Increase (decrease) in net assets	(172,942)	181,540	3,218,802	2,226,362	204,098	132,000	8,239,814	5,728,420	—	(14,263)	278,927	(127,470)
NET ASSETS:
Beginning of period	1,014,438	832,898	9,315,970	7,089,608	700,944	568,944	14,518,319	8,789,899	—	14,263	467,657	595,127

End of period	$841,496	$1,014,438	$12,534,772	$9,315,970	$905,042	$700,944	$22,758,133	$14,518,319	$—	$—	$746,584	$467,657

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	Delaware VIP® International Value Equity Series— Standard Class		Delaware VIP® Small Cap Value Series—Standard Class		Dreyfus IP Technology Growth Portfolio— Initial Shares		Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares		DWS Global Small Cap Growth VIP— Class A		DWS Small Cap Index VIP—Class A
	2013	2012	2013	2012(a)	2013	2012	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$57,341	$47,256	$30,790	$—	$—	$—	$—	$—	$58	$49	$235,646	$103,915
Net realized gain (loss) on investments	341,139	(63,738)	94,782	(4,148)	104,112	42,783	(34)	(248)	462	(11,502)	1,325,336	1,058,097
Realized gain distribution received	—	—	195,226	—	—	—	—	—	614	382	566,471	2,756
Change in unrealized appreciation (depreciation) on investments	268,526	345,831	895,164	130,915	706,650	257,933	8,428	3,291	18,535	13,164	2,604,387	590,051

Net increase (decrease) in net assets resulting from operations	667,006	329,349	1,215,962	126,767	810,762	300,716	8,394	3,043	19,669	2,093	4,731,840	1,754,819

Contributions and (Withdrawals):
Payments received from policyowners	142,960	164,561	214,094	16,611	80,440	234,578	29	699	339,178	968	3,537,853	922,581
Cost of insurance	(66,594)	(50,688)	(69,391)	(21,705)	(44,602)	(36,313)	(873)	(789)	(1,769)	(874)	(224,510)	(220,890)
Policyowners’ surrenders	(172,231)	(4,852)	(791)	—	(108,893)	(26,309)	—	—	16	—	(309,934)	(206,614)
Net transfers from (to) Fixed Account	23,772	(2,585)	(72,075)	2,145	38,071	4,232	(1)	41	1,954	4,287	(23,613)	108,418
Transfers between Investment Divisions	(1,038,427)	987,986	386,556	3,521,966	70,249	128,818	—	—	359,437	(112,131)	(651,756)	(703,117)
Policyowners’ death benefits	—	(13,873)	(10,301)	—	—	(4,477)	—	—	—	—	(4,274)	(16,333)

Net contributions and (withdrawals)	(1,110,520)	1,080,549	448,092	3,519,017	35,265	300,529	(845)	(49)	698,816	(107,750)	2,323,766	(115,955)

Increase (decrease) in net assets	(443,514)	1,409,898	1,664,054	3,645,784	846,027	601,245	7,549	2,994	718,485	(105,657)	7,055,606	1,638,864
NET ASSETS:
Beginning of period	2,860,840	1,450,942	3,645,784	—	2,469,345	1,868,100	17,777	14,783	6,024	111,681	12,817,350	11,178,486

End of period	$2,417,326	$2,860,840	$5,309,838	$3,645,784	$3,315,372	$2,469,345	$25,326	$17,777	$724,509	$6,024	$19,872,956	$12,817,350

(a) For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	DWS Small Mid Cap Value VIP— Class A		Fidelity® VIP Contrafund® Portfolio—Initial Class		Fidelity® VIP Equity-Income Portfolio—Initial Class		Fidelity® VIP Freedom 2010 Portfolio—Initial Class		Fidelity® VIP Freedom 2020 Portfolio—Initial Class		Fidelity® VIP Freedom 2030 Portfolio—Initial Class
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22,228	$37,764	$271,114	$342,214	$144,327	$152,482	$196,158	$153,983	$282,937	$256,264	$129,623	$140,834
Net realized gain (loss) on investments	306,736	187,703	2,561,037	3,429,499	441,920	179,919	192,369	125,137	497,763	558,935	589,793	489,670
Realized gain distribution received	—	—	7,333	—	381,728	295,287	112,881	87,579	197,394	136,556	102,751	55,025
Change in unrealized appreciation (depreciation) on investments	312,988	108,812	4,280,814	190,158	402,368	78,585	771,037	199,140	1,296,559	329,827	603,564	177,481

Net increase (decrease) in net assets resulting from operations	641,952	334,279	7,120,298	3,961,871	1,370,343	706,273	1,272,445	565,839	2,274,653	1,281,582	1,425,731	863,010

Contributions and (Withdrawals):
Payments received from policyowners	260,294	364,386	2,175,304	2,092,701	95,533	189,502	388,709	418,599	1,231,058	860,458	467,483	577,450
Cost of insurance	(37,869)	(73,824)	(606,299)	(687,931)	(94,048)	(81,923)	(317,312)	(171,079)	(486,323)	(324,367)	(198,294)	(172,278)
Policyowners’ surrenders	(112,671)	(166,785)	(2,392,177)	(396,987)	(145,926)	(45,995)	(11,316)	(5,162)	(172,530)	(134,276)	(76,230)	(226,666)
Net transfers from (to) Fixed Account	(11,621)	156,575	179,035	(311,489)	1,879	3,708	24,320	8,681	(798,170)	(12,017)	63,972	(40,384)
Transfers between Investment Divisions	(436,785)	(1,497,335)	(3,053,828)	(3,701,889)	(54,764)	110,868	2,698,220	4,561,585	1,810,890	3,058,535	(82,563)	903,872
Policyowners’ death benefits	—	(1,128)	(41,079)	(11,221)	(3)	(4,877)	(34,838)	(124)	(80,872)	(6,165)	(14,465)	—

Net contributions and (withdrawals)	(338,652)	(1,218,111)	(3,739,044)	(3,016,816)	(197,329)	171,283	2,747,783	4,812,500	1,504,053	3,442,168	159,903	1,041,994

Increase (decrease) in net assets	303,300	(883,832)	3,381,254	945,055	1,173,014	877,556	4,020,228	5,378,339	3,778,706	4,723,750	1,585,634	1,905,004
NET ASSETS:
Beginning of period	1,917,338	2,801,170	25,844,471	24,899,416	5,037,341	4,159,785	7,977,240	2,598,901	12,817,929	8,094,179	6,529,575	4,624,571

End of period	$2,220,638	$1,917,338	$29,225,725	$25,844,471	$6,210,355	$5,037,341	$11,997,468	$7,977,240	$16,596,635	$12,817,929	$8,115,209	$6,529,575

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	Fidelity® VIP Freedom 2040 Portfolio— Initial Class		Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity® VIP Investment Grade Bond Portfolio— Initial Class		Fidelity® VIP Mid Cap Portfolio— Initial Class		Fidelity® VIP Money Market Portfolio— Initial Class
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$39,868	$29,678	$5,233	$9,862	$1,319,713	$1,238,307	$258,446	$227,109	$151,407	$158,112	$10,405	$41,532
Net realized gain (loss) on investments	83,645	3,665	125,928	105,067	6,104,703	2,361,234	7,842	452,504	443,304	1,927,883	—	—
Realized gain distribution received	25,687	6,775	1,255	—	661,351	741,162	134,477	291,956	3,873,112	2,032,725	—	—
Change in unrealized appreciation (depreciation) on investments	343,463	102,503	366,603	65,813	10,880,126	4,151,544	(601,745)	(190,070)	4,684,972	(164,465)	—	—

Net increase (decrease) in net assets resulting from operations	492,663	142,621	499,019	180,742	18,965,893	8,492,247	(200,980)	781,499	9,152,795	3,954,255	10,405	41,532

Contributions and (Withdrawals):
Payments received from policyowners	164,593	125,068	146,009	190,442	6,105,076	2,737,369	782,061	500,620	657,266	1,883,502	6,654,655	5,793,774
Cost of insurance	(57,331)	(23,762)	(23,599)	(29,693)	(1,230,402)	(1,156,907)	(248,408)	(278,750)	(489,378)	(572,905)	(802,260)	(654,696)
Policyowners’ surrenders	(15,955)	(6,597)	(182,662)	(107,229)	(3,241,742)	(509,223)	(913,031)	(237,490)	(912,791)	(72,747)	(1,011,558)	(5,040,987)
Net transfers from (to) Fixed Account	34,522	(27,068)	2,907	3,149	(5,702,540)	171,646	108,086	(611,301)	79,606	(309,899)	4,493,337	2,107,677
Transfers between Investment Divisions	608,948	433,466	46,081	212,730	3,230,132	(4,349,259)	1,110,027	(4,016,928)	(439,721)	(8,621,894)	(15,339,945)	11,780,539
Policyowners’ death benefits	(3,339)	—	—	(8,669)	(68,520)	(76,716)	(9,236)	(54,353)	(42,992)	(29,497)	(66,252)	(272)

Net contributions and (withdrawals)	731,438	501,107	(11,264)	260,730	(907,996)	(3,183,090)	829,499	(4,698,202)	(1,148,010)	(7,723,440)	(6,072,023)	13,986,035

Increase (decrease) in net assets	1,224,101	643,728	487,755	441,472	18,057,897	5,309,157	628,519	(3,916,703)	8,004,785	(3,769,185)	(6,061,618)	14,027,567
NET ASSETS:
Beginning of period	1,532,553	888,825	1,647,979	1,206,507	60,471,169	55,162,012	10,050,036	13,966,739	25,925,850	29,695,035	37,529,032	23,501,465

End of period	$2,756,654	$1,532,553	$2,135,734	$1,647,979	$78,529,066	$60,471,169	$10,678,555	$10,050,036	$33,930,635	$25,925,850	$31,467,414	$37,529,032

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	Fidelity® VIP Overseas Portfolio— Initial Class		Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Value Leaders Portfolio— Initial Class		Fidelity® VIP Value Strategies Portfolio— Service Class 2		ING Russell™ Mid Cap Index Portfolio-I		Invesco V.I. American Value Fund— Series I Shares
	2013	2012	2013(b)	2013	2012	2013	2012	2013	2012(a)	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$146,114	$172,088	$—	$153	$88	$3,344	$1,401	$58,916	$—	$55,454	$27,897
Net realized gain (loss) on investments	701,915	39,908	—	3,038	150	145,857	8,560	125,534	2,243	527,896	72,305
Realized gain distribution received	40,060	29,616	—	—	—	—	—	147,038	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,878,527	1,432,321	—	2,884	313	881	69,733	1,191,830	94,224	1,347,943	321,836

Net increase (decrease) in net assets resulting from operations	2,766,616	1,673,933	—	6,075	551	150,082	79,694	1,523,318	96,467	1,931,293	422,038

Contributions and (Withdrawals):
Payments received from policyowners	1,171,021	1,060,575	798,755	11,475	2,273	48,904	67,536	91,153	21,810	775,074	189,634
Cost of insurance	(264,067)	(223,154)	—	(957)	(963)	(23,821)	(13,583)	(80,634)	(14,752)	(119,434)	(55,517)
Policyowners’ surrenders	(527,964)	(81,640)	—	(468)	(1,167)	(1,150)	(7,318)	—	—	(2,507)	(10,784)
Net transfers from (to) Fixed Account	(78,433)	663,366	—	7	—	(4,275)	3,450	(215,738)	(4,421)	107,195	1,269
Transfers between Investment Divisions	(528,210)	(3,716,296)	—	2,979	(1,353)	(77,773)	2,494	438,593	4,226,645	2,535,597	2,482,957
Policyowners’ death benefits	(10,903)	(6,214)	—	—	—	—	—	(1,333)	—	(3,744)	—

Net contributions and (withdrawals)	(238,556)	(2,303,363)	798,755	13,036	(1,210)	(58,115)	52,579	232,041	4,229,282	3,292,181	2,607,559

Increase (decrease) in net assets	2,528,060	(629,430)	798,755	19,111	(659)	91,967	132,273	1,755,359	4,325,749	5,223,474	3,029,597
NET ASSETS:
Beginning of period	9,191,027	9,820,457	—	3,747	4,406	402,732	270,459	4,325,749	—	4,516,601	1,487,004

End of period	$11,719,087	$9,191,027	$798,755	$22,858	$3,747	$494,699	$402,732	$6,081,108	$4,325,749	$9,740,075	$4,516,601

(a) For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

(b) For the period November 15, 2013 (commencement of Investment Division) through December 31, 2013.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund— Series I Shares		Invesco V.I. Mid Cap Core Equity Fund— Series I Shares		Janus Aspen Balanced Portfolio— Institutional Shares		Janus Aspen Enterprise Portfolio— Institutional Shares		Janus Aspen Forty Portfolio— Institutional Shares		Janus Aspen Global Research Portfolio— Institutional Shares
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$124,246	$14,946	$133,777	$140,641	$2,343	$244	$—	$(1,681)	$24,900	$—	$21,849	$33,591	$4,470	$2,678
Net realized gain (loss) on investments	142,152	43,958	422,140	654,177	36,593	208,877	—	926,595	998,130	505,939	148,111	759,176	8,414	(3,781)
Realized gain distribution received	—	—	—	—	23,654	3,169	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(189,575)	555,028	1,337,195	447,267	32,475	100,302	—	(1,328)	376,039	235,856	666,524	506,710	90,753	67,016

Net increase (decrease) in net assets resulting from operations	76,823	613,932	1,893,112	1,242,085	95,065	312,592	—	923,586	1,399,069	741,795	836,484	1,299,477	103,637	65,913

Contributions and (Withdrawals):
Payments received from policyowners	331,516	169,172	1,351,903	470,086	34,328	67,837	—	556,717	299,732	497,946	194,520	405,191	43,626	64,099
Cost of insurance	(57,129)	(43,262)	(170,800)	(187,272)	(9,490)	(31,090)	—	(104,970)	(102,118)	(124,103)	(66,839)	(119,239)	(20,671)	(18,708)
Policyowners’ surrenders	(18,548)	(3,475)	(980,034)	(64,406)	(23,561)	—	—	(71,409)	(1,128,379)	(72,638)	(230,805)	(15,954)	(63,372)	(14,257)
Net transfers from (to) Fixed Account	(24,570)	127,878	14,531	9,292	3,298	(407,727)	—	4,749	(36,451)	(92,665)	17,308	(32,911)	2,796	12,867
Transfers between Investment Divisions	103,187	18,342	816,431	1,126,287	(117,181)	(2,708,437)	—	(10,829,724)	845,085	(284,879)	171,020	(5,781,950)	17,913	(36,837)
Policyowners’ death benefits	—	—	(52,459)	(23,494)	—	—	—	—	—	(11,894)	(2,563)	(15,619)	(6,420)	(2,330)

Net contributions and (withdrawals)	334,456	268,655	979,572	1,330,493	(112,606)	(3,079,417)	—	(10,444,637)	(122,131)	(88,233)	82,641	(5,560,482)	(26,128)	4,834

Increase (decrease) in net assets	411,279	882,587	2,872,684	2,572,578	(17,541)	(2,766,825)	—	(9,521,051)	1,276,938	653,562	919,125	(4,261,005)	77,509	70,747
NET ASSETS:
Beginning of period	2,984,839	2,102,252	10,232,707	7,660,129	394,299	3,161,124	—	9,521,051	4,866,890	4,213,328	2,697,140	6,958,145	398,446	327,699

End of period	$3,396,118	$2,984,839	$13,105,391	$10,232,707	$376,758	$394,299	$—	$—	$6,143,828	$4,866,890	$3,616,265	$2,697,140	$475,955	$398,446

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	Lazard Retirement International Equity Portfolio—Service Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC		LVIP Baron Growth Opportunities Fund— Service Class			LVIP SSgA Bond Index Fund— Standard Class		LVIP SSgA Developed International 150 Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class		LVIP SSgA International Index Fund— Standard Class
	2013	2012	2013	2012	2013		2012	2013	2012(a)	2013	2013	2012(a)	2013	2012(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$48,683	$54,801	$20,331	$29,996	`$	36,051	$83,978	$94,091	$117,928	$16,268	$29,410	$10,026	$39,271	$37,377
Net realized gain (loss) on investments	147,281	(4,333)	501,891	357,150		657,126	570,369	(60,168)	29	327	(2,942)	(702)	35,123	(28)
Realized gain distribution received	—	—	—	—		770,613	273,481	15,486	—	—	—	11,533	—	—
Change in unrealized appreciation (depreciation) on investments	526,030	495,664	687,636	307,871		1,619,907	(2,179)	(175,587)	(100,115)	37,764	29,570	8,596	366,276	55,440

Net increase (decrease) in net assets resulting from operations	721,994	546,132	1,209,858	695,017		3,083,697	925,649	(126,178)	17,842	54,359	56,038	29,453	440,670	92,789

Contributions and (Withdrawals):
Payments received from policyowners	105,689	212,908	170,372	401,765		1,961,740	1,064,317	67,383	19,208	221,446	1,361,386	18,097	18,725	4,105
Cost of insurance	(106,122)	(87,301)	(128,780)	(176,020)		(219,598)	(125,040)	(68,611)	(14,560)	(2,762)	(11,637)	(1,919)	(28,718)	(5,408)
Policyowners’ surrenders	(36,977)	(6,903)	(963,724)	(111,624)		(422,576)	(28,869)	—	—	—	(785)	(213)	—	—
Net transfers from (to) Fixed Account	29,133	31,316	4,235	30,747		150,842	(62,030)	(526,649)	—	331,691	40,278	12,511	(114,892)	—
Transfers between Investment Divisions	(242,603)	(119,375)	321,245	(972,892)		366,862	1,436,762	(279,448)	4,850,922	45,046	882,298	363,119	3,918	1,979,613
Policyowners’ death benefits	(40,285)	—	(14,992)	(14,723)		(2,791)	(33,074)	(967)	—	—	—	—	(354)	—

Net contributions and (withdrawals)	(291,165)	30,645	(611,644)	(842,747)		1,834,479	2,252,066	(808,292)	4,855,570	595,421	2,271,540	391,595	(121,321)	1,978,310

Increase (decrease) in net assets	430,829	576,777	598,214	(147,730)		4,918,176	3,177,715	(934,470)	4,873,412	649,780	2,327,578	421,048	319,349	2,071,099
NET ASSETS:
Beginning of period	3,592,519	3,015,742	4,614,790	4,762,520		7,547,975	4,370,260	4,873,412	—	—	421,048	—	2,071,099	—

End of period	$4,023,348	$3,592,519	$5,213,004	$4,614,790		$12,466,151	$7,547,975	$3,938,942	$4,873,412	$649,780	$2,748,626	$421,048	$2,390,448	$2,071,099

(a) For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	MFS® Global Tactical Allocation Portfolio— Initial Class		MFS® International Value Portfolio— Initial Class		MFS® Investors Trust Series— Initial Class		MFS® New Discovery Series— Initial Class		MFS® Utilities Series— Initial Class		MFS® Value Series— Initial Class		Neuberger Berman AMT Large Cap Value Portfolio—Class I
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$10,578	$5,197	$111,102	$52,095	$720	$449	$—	$—	$—	$(67)	$173,105	$205,950	$7,029	$1,228
Net realized gain (loss) on investments	5,698	301	36,429	6,402	477	210	78	1	—	432,043	2,017,696	444,734	26,799	5,569
Realized gain distribution received	—	—	—	—	—	—	101	938	—	—	44,538	95,473	—	—
Change in unrealized appreciation (depreciation) on investments	44,324	12,612	1,498,229	275,732	22,057	11,187	4,065	939	—	(280,205)	2,150,566	1,098,443	132,116	44,611

Net increase (decrease) in net assets resulting from operations	60,600	18,110	1,645,760	334,229	23,254	11,846	4,244	1,878	—	151,771	4,385,905	1,844,600	165,944	51,408

Contributions and (Withdrawals):
Payments received from policyowners	1,725,198	1,891	1,029,921	30,351	—	—	—	279	—	75,453	4,874,245	1,861,427	34,128	128,244
Cost of insurance	(9,660)	(5,748)	(97,055)	(23,622)	(1,279)	(1,022)	(513)	(609)	—	(28,090)	(219,527)	(198,401)	(8,858)	(4,600)
Policyowners’ surrenders	—	—	—	(1,431)	—	—	—	—	—	(60,059)	(266,106)	(155)	—	—
Net transfers from (to) Fixed Account	411,490	167,008	140,631	(2,307)	—	—	—	—	—	(2,699)	198,530	(353,838)	29,020	2,512
Transfers between Investment Divisions	15,728	123,164	4,150,659	4,094,244	—	(1)	—	—	—	(2,465,767)	(1,019,947)	(12,027)	198,980	(4,154)
Policyowners’ death benefits	—	—	(1,429)	—	—	—	—	—	—	(11,046)	(38,327)	(32,997)	—	—

Net contributions and (withdrawals)	2,142,756	286,315	5,222,727	4,097,235	(1,279)	(1,023)	(513)	(330)	—	(2,492,208)	3,528,868	1,264,009	253,270	122,002

Increase (decrease) in net assets	2,203,356	304,425	6,868,487	4,431,464	21,975	10,823	3,731	1,548	—	(2,340,437)	7,914,773	3,108,609	419,214	173,410
NET ASSETS:
Beginning of period	309,084	4,659	4,431,464	—	73,913	63,090	10,465	8,917	—	2,340,437	12,667,109	9,558,500	434,428	261,018

End of period	$2,512,440	$309,084	$11,299,951	$4,431,464	$95,888	$73,913	$14,196	$10,465	$—	$—	$20,581,882	$12,667,109	$853,642	$434,428

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares		Oppenheimer Core Bond Fund/VA— Non-Service Shares		PIMCO Global Bond Portfolio (Unhedged)— Administrative Class Shares		PIMCO High Yield Portfolio—Administrative Class Shares		PIMCO Long-Term U.S. Government Portfolio—Administrative Class Shares		PIMCO Low Duration Portfolio—Administrative Class Shares
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,367	$709	$63	$62	$51,205	$54,292	$118,275	$78,377	$68,769	$35,629	$80,369	$68,519
Net realized gain (loss) on investments	1,541	778	1	2	(321,986)	45,555	71,767	6,024	(774,446)	14,055	20,376	32,596
Realized gain distribution received	—	—	—	—	39,318	238,949	—	—	37,569	379,339	—	—
Change in unrealized appreciation (depreciation) on investments	33,395	12,276	(66)	59	(229,188)	(122,516)	(85,052)	92,590	255,373	(447,645)	(107,791)	95,260

Net increase (decrease) in net assets resulting from operations	36,303	13,763	(2)	123	(460,651)	216,280	104,990	176,991	(412,735)	(18,622)	(7,046)	196,375

Contributions and (Withdrawals):
Payments received from policyowners	15,116	2,028	—	—	1,317,873	1,344,175	456,491	503,042	57,161	65,000	2,476,089	1,183,566
Cost of insurance	(6,885)	(5,621)	(71)	(71)	(100,094)	(58,903)	(44,838)	(25,612)	(88,996)	(41,045)	(110,693)	(194,917)
Policyowners’ surrenders	—	(1,261)	—	—	(170,890)	—	(69,222)	—	(11,945)	(1,970)	(50,152)	(8,518)
Net transfers from (to) Fixed Account	4,959	792	—	—	315,732	(420,782)	(526,723)	(113,774)	(2,762,686)	1,593	(133,932)	(622,165)
Transfers between Investment Divisions	4,880	—	—	(1)	779,674	804,040	163,131	831,071	179,370	3,697,430	1,296,860	1,350,731
Policyowners’ death benefits	—	—	—	—	—	—	—	—	—	—	(4,013)	—

Net contributions and (withdrawals)	18,070	(4,062)	(71)	(72)	2,142,295	1,668,530	(21,161)	1,194,727	(2,627,096)	3,721,008	3,474,159	1,708,697

Increase (decrease) in net assets	54,373	9,701	(73)	51	1,681,644	1,884,810	83,829	1,371,718	(3,039,831)	3,702,386	3,467,113	1,905,072
NET ASSETS:
Beginning of period	107,328	97,627	1,277	1,226	4,165,346	2,280,536	1,886,150	514,432	3,896,549	194,163	4,713,457	2,808,385

End of period	$161,701	$107,328	$1,204	$1,277	$5,846,990	$4,165,346	$1,969,979	$1,886,150	$856,718	$3,896,549	$8,180,570	$4,713,457

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	PIMCO Real Return Portfolio— Administrative Class Shares		PIMCO Total Return Portfolio— Administrative Class Shares		Royce Micro- Cap Portfolio— Investment Class		Royce Small- Cap Portfolio— Investment Class		T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio		T. Rowe Price Equity Index 500 Portfolio
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$322,393	$187,154	$1,356,019	$1,313,762	$32,835	$(143)	$—	$—	$7,946	$28,038	$—	$119,489	$8,282	$11,014
Net realized gain (loss) on investments	(202,338)	521,085	19,362	523,441	191,731	155,059	—	748,393	2,600,386	1,935,904	—	2,529,831	130,551	52,935
Realized gain distribution received	142,023	1,022,788	544,937	1,115,907	172,898	124,252	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,336,297)	(334,042)	(3,206,653)	1,654,875	811,978	169,972	—	(75,640)	5,449,609	862,258	—	(579,775)	426	17,494

Net increase (decrease) in net assets resulting from operations	(2,074,219)	1,396,985	(1,286,335)	4,607,985	1,209,442	449,140	—	672,753	8,057,941	2,826,200	—	2,069,545	139,259	81,443

Contributions and (Withdrawals):
Payments received from policyowners	2,721,416	2,495,579	9,156,209	4,971,833	560,437	676,086	—	517,103	4,380,680	1,912,821	—	1,043,225	130,625	104,956
Cost of insurance	(353,078)	(290,927)	(1,352,711)	(1,187,216)	(108,642)	(113,427)	—	(59,005)	(650,253)	(561,045)	—	(178,422)	(17,886)	(22,836)
Policyowners’ surrenders	(575,013)	(212,169)	(2,356,566)	(491,299)	(297,424)	(45,641)	—	(89,678)	(300,348)	(46,192)	—	(130,431)	(74,571)	(69,265)
Net transfers from (to) Fixed Account	431,012	(578,457)	2,333,972	(293,225)	41,410	(50,247)	—	101,805	83,224	441,519	—	2,144	(13,973)	3,484
Transfers between Investment Divisions	(2,138,582)	4,964,190	1,280,324	5,417,034	(319,302)	(819,836)	—	(8,544,666)	2,937,077	(917,841)	—	(22,965,327)	(312,621)	(44,815)
Policyowners’ death benefits	(30,300)	(9,764)	(154,704)	(126,903)	(648)	(12,606)	—	—	(53,341)	(4,213)	—	(16,567)	—	(801)

Net contributions and (withdrawals)	55,455	6,368,452	8,906,524	8,290,224	(124,169)	(365,671)	—	(8,074,441)	6,397,039	825,049	—	(22,245,378)	(288,426)	(29,277)

Increase (decrease) in net assets	(2,018,764)	7,765,437	7,620,189	12,898,209	1,085,273	83,469	—	(7,401,688)	14,454,980	3,651,249	—	(20,175,833)	(149,167)	52,166
NET ASSETS:
Beginning of period	20,462,846	12,697,409	59,287,433	46,389,224	5,712,209	5,628,740	—	7,401,688	18,862,388	15,211,139	—	20,175,833	554,895	502,729

End of period	$18,444,082	$20,462,846	$66,907,622	$59,287,433	$6,797,482	$5,712,209	$—	$—	$33,317,368	$18,862,388	$—	$—	$405,728	$554,895

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price New America Growth Portfolio		T. Rowe Price Personal Strategy Balanced Portfolio		TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Capital Preservation ETF Portfolio— Class 2 Shares		TOPS® Growth ETF Portfolio— Class 2 Shares
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2013	2013	2012	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22,653	$31,208	$71,260	$120,760	$—	$37,056	$236,775	$288,606	$154	$18	$243	$—	$14
Net realized gain (loss) on investments	148,721	312,465	(61,837)	(20,550)	1,605,703	364,043	455,935	1,687,826	10	5	163	—	266
Realized gain distribution received	—	—	—	11,604	1,110,922	47,162	1,010,638	380,612	30	—	164	—	—
Change in unrealized appreciation (depreciation) on investments	218,111	443,639	1,764	42,482	182,230	436,391	854,849	(43,571)	1,751	186	74	62	653

Net increase (decrease) in net assets resulting from operations	389,485	787,312	11,187	154,296	2,898,855	884,652	2,558,197	2,313,473	1,945	209	644	62	933

Contributions and (Withdrawals):
Payments received from policyowners	487,308	357,160	458,623	1,789,807	1,024,340	1,364,215	317,311	969,395	776	6,938	416	1	5,964
Cost of insurance	(51,977)	(107,776)	(76,279)	(119,982)	(184,193)	(176,746)	(385,000)	(389,165)	(177)	(304)	(155)	(4)	(445)
Policyowners’ surrenders	(125,068)	(63,164)	(561,339)	(38,763)	(771,923)	(463,507)	(113,026)	(257,621)	—	—	(827)	—	—
Net transfers from (to) Fixed Account	(224,881)	(70,579)	124,232	(145,857)	76,660	(80,879)	121,815	65,509	67	2,503	58,778	2,656	7,664
Transfers between Investment Divisions	(123,840)	(3,082,077)	(1,311,598)	362,879	(3,200,620)	408,205	483,950	(4,990,656)	21,207	1,302	(18,351)	—	2,163
Policyowners’ death benefits	(3,983)	(2,163)	—	—	—	(20,731)	(41,259)	(2,642)	—	—	—	—	—

Net contributions and (withdrawals)	(42,441)	(2,968,599)	(1,366,361)	1,848,084	(3,055,736)	1,030,557	383,791	(4,605,180)	21,873	10,439	39,861	2,653	15,346

Increase (decrease) in net assets	347,044	(2,181,287)	(1,355,174)	2,002,380	(156,881)	1,915,209	2,941,988	(2,291,707)	23,818	10,648	40,505	2,715	16,279
NET ASSETS:
Beginning of period	2,727,318	4,908,605	5,804,029	3,801,649	7,803,353	5,888,144	13,963,846	16,255,553	—	—	2,715	—	—

End of period	$3,074,362	$2,727,318	$4,448,855	$5,804,029	$7,646,472	$7,803,353	$16,905,834	$13,963,846	$23,818	$10,648	$43,220	$2,715	$16,279

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares		TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	UIF Emerging Markets Debt Portfolio— Class I		UIF Emerging Markets Equity Portfolio—Class I
	2013	2012	2013	2012	2013	2012	2013	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$546	$3	$63	$—	$1,054	$5	$259	$254,435	$138,325	$—	$(289)
Net realized gain (loss) on investments	87	8	263	(3,764)	219	11	10	158,147	154,868	—	1,200,341
Realized gain distribution received	—	—	—	—	—	—	88	78,044	—	—	—
Change in unrealized appreciation (depreciation) on investments	3,480	168	420	(5,370)	9,030	313	3,189	(1,051,136)	466,009	—	138,106

Net increase (decrease) in net assets resulting from operations	4,113	179	746	(9,134)	10,303	329	3,546	(560,510)	759,202	—	1,338,158

Contributions and (Withdrawals):
Payments received from policyowners	91,086	—	5,979	243	121,450	—	3,778	1,201,721	1,232,469	—	1,194,167
Cost of insurance	(1,257)	(81)	(291)	(48,876)	(1,437)	(113)	(553)	(106,960)	(75,308)	—	(64,727)
Policyowners’ surrenders	—	—	—	—	(437)	—	—	(217,584)	(68,044)	—	(87,445)
Net transfers from (to) Fixed Account	13,155	3,260	1,523	225	30,350	5,892	129,800	251,613	(331,422)	—	25,529
Transfers between Investment Divisions	—	(81)	1,226	(5,014,995)	6,892	(142)	24,775	653,740	647,229	—	(12,538,452)
Policyowners’ death benefits	—	—	—	—	—	—	—	(2,080)	(12,164)	—	(4,175)

Net contributions and (withdrawals)	102,984	3,098	8,437	(5,063,403)	156,818	5,637	157,800	1,780,450	1,392,760	—	(11,475,103)

Increase (decrease) in net assets	107,097	3,277	9,183	(5,072,537)	167,121	5,966	161,346	1,219,940	2,151,962	—	(10,136,945)
NET ASSETS:
Beginning of period	3,277	—	480	5,073,017	5,966	—	—	5,307,714	3,155,752	—	10,136,945

End of period	$110,374	$3,277	$9,663	$480	$173,087	$5,966	$161,346	$6,527,654	$5,307,714	$—	$—

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2013

and December 31, 2012

	UIF U.S. Real Estate Portfolio—Class I		Van Eck VIP Global Hard Assets—Initial Class Shares		Van Eck VIP Multi- Manager Alternatives Fund—Initial Class Shares		Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares
	2013	2012	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$126,718	$80,841	$—	$—	$—	$—	$38,688	$29,019
Net realized gain (loss) on investments	1,294,903	960,859	—	(319,822)	(7)	1,721	(119,741)	(1,419)
Realized gain distribution received	—	—	—	170,411	1,016	—	313	18,314
Change in unrealized appreciation (depreciation) on investments	(1,376,166)	167,849	—	272,393	15,882	(130)	(74,467)	36,359

Net increase (decrease) in net assets resulting from operations	45,455	1,209,549	—	122,982	16,891	1,591	(155,207)	82,273

Contributions and (Withdrawals):
Payments received from policyowners	772,915	761,329	—	229,043	19,844	70,759	280,320	132,510
Cost of insurance	(135,524)	(112,170)	—	(17,167)	(4,435)	(2,322)	(45,783)	(48,346)
Policyowners’ surrenders	(423,062)	(42,219)	—	(6,510)	(1,629)	—	(59,980)	(5,037)
Net transfers from (to) Fixed Account	144,447	93,324	—	92,093	2,162	(185)	3,749	270,935
Transfers between Investment Divisions	77,620	381,207	—	(2,607,087)	183,951	53,189	(1,252,995)	95,513
Policyowners’ death benefits	—	(68,276)	—	—	—	(300)	—	(13,649)

Net contributions and (withdrawals)	436,396	1,013,195	—	(2,309,628)	199,893	121,141	(1,074,689)	431,926

Increase (decrease) in net assets	481,851	2,222,744	—	(2,186,646)	216,784	122,732	(1,229,896)	514,199
NET ASSETS:
Beginning of period	9,605,047	7,382,303	—	2,186,646	168,366	45,634	1,770,166	1,255,967

End of period	$10,086,898	$9,605,047	$—	$—	$385,150	$168,366	$540,270	$1,770,166

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

N

YLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life Insurance policies (“CSVUL”) (“Series 1 policies”), NYLIAC CorpExec Variable Universal Life Insurance II policies (“CEVUL2”) (“Series 2 policies”), NYLIAC CorpExec Variable Universal Life Insurance III policies (“CEVUL3”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance IV policies (“CEVUL4”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance V policies (“CEVUL5”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance VI policies (“CEVUL6”) (“Series 3 policies”), and NYLIAC CorpExec Accumulator Variable Universal Life Insurance policies (“CEAVUL”) (“Series 3 policies”). The policies are designed for group and/or sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and are sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”), which is a wholly-owned subsidiary of NYLIC. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance of ASC 946.

The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, The Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series®, DFA Investment Dimensions Group, Inc., DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Davis Variable Account Fund, Inc., Delaware VIP® Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Fidelity® Variable Insurance Products Freedom Funds, ING Variable Portfolios, Inc., Invesco Variable Insurance Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., The Universal Institutional Funds, Inc., and the Van Eck VIP Trust (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including Dimensional Fund Advisors LP (“DFA”), DuPont Capital Management Corporation (“DuPont Capital”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”), Janus Capital Management LLC (“Janus”), MacKay Shields LLC (“MacKay Shields”), Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”), Massachusetts Financial Services Company (“MFS”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Van Eck Associates Corporation (“Van Eck”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, MacKay Shields, Cornerstone Holdings and ICAP are all indirect, wholly-owned subsidiaries of NYLIC. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc.; Epoch is a wholly-owned subsidiary of Epoch Holding Corporation. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. MFS is an indirect majority-owned subsidiary of Sun Life Financial Inc., Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc., DFA, DuPont Capital, PIMCO, T. Rowe Price and Van Eck are independent investment advisory firms.

As of November 15, 2013, the following Investment Divisions were added to one or more of the products investing in CSVUL Separate Account-I:

MainStay VP Marketfield—Initial Class

American Century Investments® VP Mid Cap Value—Class II

DFA VA U.S. Targeted Value Portfolio

Fidelity® VIP Real Estate Portfolio—Initial Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Therefore, the following Investment Divisions, with their respective Fund portfolios, are available in CSVUL Separate Account-I:

MainStay VP Bond—Initial Class

MainStay VP Cash Management—Initial Class

MainStay VP Common Stock—Initial Class

MainStay VP Convertible—Initial Class

MainStay VP Cornerstone Growth—Initial Class1

MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class

MainStay VP Eagle Small Cap Growth—Initial Class

MainStay VP Floating Rate—Initial Class

MainStay VP Government—Initial Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Janus Balanced—Initial Class

MainStay VP Large Cap Growth—Initial Class

MainStay VP Marketfield—Initial Class

MainStay VP MFS® Utilities—Initial Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP T. Rowe Price Equity Income—Initial Class

MainStay VP U.S. Small Cap—Initial Class

MainStay VP Van Eck Global Hard Assets—Initial Class

Alger SMid Cap Growth Portfolio—Class I-2 Shares

AllianceBernstein VPS International Value Portfolio—Class A

AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A

American Century Investments® VP Inflation Protection Fund—Class II

American Century Investments® VP Mid Cap Value Fund—Class II

American Century Investments® VP Value Fund—Class II

American Funds® Asset Allocation FundSM—Class 2 Shares

American Funds® Global Growth FundSM—Class 1 Shares

American Funds® Global Small Capitalization FundSM—Class 2 Shares

American Funds® Growth FundSM—Class 2 Shares

American Funds® Growth-Income FundSM—Class 2 Shares

American Funds® International FundSM—Class 2 Shares

Davis Value Portfolio

Delaware VIP® International Value Equity Series—Standard Class

Delaware VIP® Small Cap Value Series—Standard Class

DFA VA U.S. Targeted Value Portfolio

Dreyfus IP Technology Growth Portfolio—Initial Shares

Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares

DWS Global Small Cap Growth VIP—Class A

DWS Small Cap Index VIP—Class A

DWS Small Mid Cap Value VIP—Class A2

Fidelity® VIP Contrafund® Portfolio—Initial Class

Fidelity® VIP Equity-Income Portfolio—Initial Class

Fidelity® VIP Freedom 2010 Portfolio—Initial Class

Fidelity® VIP Freedom 2020 Portfolio—Initial Class

Fidelity® VIP Freedom 2030 Portfolio—Initial Class

Fidelity® VIP Freedom 2040 Portfolio—Initial Class

Fidelity® VIP Growth Portfolio—Initial Class

Fidelity® VIP Index 500 Portfolio—Initial Class

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class

Fidelity® VIP Mid Cap Portfolio—Initial Class

Fidelity® VIP Money Market Portfolio—Initial Class

Fidelity® VIP Overseas Portfolio—Initial Class

Fidelity® VIP Real Estate Portfolio—Initial Class

Fidelity® VIP Value Leaders Portfolio—Initial Class

Fidelity® VIP Value Strategies Portfolio—Service Class 2

ING Russell™ Mid Cap Index Portfolio-I

Invesco V.I. American Value Fund—Series I Shares3

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. International Growth Fund—Series I Shares

Invesco V.I. Mid Cap Core Equity Fund—Series I Shares

Janus Aspen Enterprise Portfolio—Institutional Shares

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Global Research Portfolio—Institutional Shares4

Lazard Retirement International Equity Portfolio—Service Shares

Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC

LVIP Baron Growth Opportunities Fund—Service Class

LVIP SSgA Bond Index Fund—Standard Class

LVIP SSgA Developed International 150 Fund—Standard Class

LVIP SSgA Emerging Markets 100 Fund—Standard Class

LVIP SSgA International Index Fund—Standard Class

MFS® Global Tactical Allocation Portfolio—Initial Class

MFS® International Value Portfolio—Initial Class

MFS® Investors Trust Series—Initial Class

MFS® New Discovery Series—Initial Class

MFS® Value Series—Initial Class

Neuberger Berman AMT Large Cap Value Portfolio—Class I

Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares

Oppenheimer Core Bond Fund/VA—Non-Service Shares

PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares

PIMCO High Yield Portfolio—Administrative Class Shares

PIMCO Long-Term U.S. Government Portfolio—Administrative Class Shares

PIMCO Low Duration Portfolio—Administrative Class Shares

PIMCO Real Return Portfolio—Administrative Class Shares

PIMCO Total Return Portfolio—Administrative Class Shares

Royce Micro-Cap Portfolio—Investment Class

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price Personal Strategy Balanced Portfolio

TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares

TOPS® Balanced ETF Portfolio—Class 2 Shares

TOPS® Capital Preservation ETF Portfolio—Class 2 Shares

TOPS® Growth ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares5

TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares6

TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares7

TOPS® Moderate Growth ETF Portfolio—Class 2 Shares

UIF Emerging Markets Debt Portfolio—Class I

UIF U.S. Real Estate Portfolio—Class I

Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares

Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares8

[1]	Formerly MainStay VP Growth Equity—Initial Class
[2]	Formerly DWS Dreman Small Mid Cap Value VIP—Class A
[3]	Formerly Invesco Van Kampen V.I. American Value Fund—Series I Shares
[4]	Formerly Janus Aspen Worldwide Portfolio—Institutional Shares
[5]	Formerly TOPS® Protected Balanced ETF Portfolio—Class 2 Shares
[6]	Formerly TOPS® Protected Growth ETF Portfolio—Class 2 Shares
[7]	Formerly TOPS® Protected Moderate Growth ETF Portfolio—Class 2 Shares
[8]	Formerly Van Eck VIP Global Bond Fund—Initial Class Shares

Not all investment options are available under all policies.

No new investments may be added to the AllianceBernstein VPS International Value Portfolio—Class A, Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares, MFS® Investors Trust Series—Initial Class, MFS® New Discovery Series—Initial Class, or the Oppenheimer Core Bond Fund/VA—Non-Service Shares Investment Divisions.

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of the CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

At the close of the financial reporting period, there have been no investments in the following Investment Divisions: American Century Investments® VP Mid Cap Value Fund—Class II and DFA VA U.S. Targeted Value Portfolio.

Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policy owners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial Premium is then allocated to the Investment Divisions of the Separate Account or the Fixed Account according to instructions on the Premium Allocation Form as of the end of the free look period on the later of the date the free look period ends or the date we receive the policy delivery receipt.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

T

he cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases	Sales

MainStay VP Bond—Initial Class	$5,083	$8,231
MainStay VP Cash Management—Initial Class	23,270	28,254
MainStay VP Common Stock—Initial Class	2,919	2,497
MainStay VP Convertible—Initial Class	1,069	122
MainStay VP Cornerstone Growth—Initial Class	1,325	566
MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class	5,989	5,356
MainStay VP Eagle Small Cap Growth—Initial Class	3,079	2,438
MainStay VP Floating Rate—Initial Class	5,701	3,333
MainStay VP Government—Initial Class	1,028	1,922
MainStay VP High Yield Corporate Bond—Initial Class	12,696	9,813
MainStay VP ICAP Select Equity—Initial Class	7,036	4,642
MainStay VP Income Builder—Initial Class	1,701	2,196
MainStay VP International Equity—Initial Class	1,841	2,494
MainStay VP Janus Balanced—Initial Class	2,510	1,391
MainStay VP Large Cap Growth—Initial Class	229	23
MainStay VP Marketfield—Initial Class	2	—
MainStay VP MFS® Utilities—Initial Class	808	904
MainStay VP Mid Cap Core—Initial Class	8,087	2,541
MainStay VP S&P 500 Index—Initial Class	7,255	8,969
MainStay VP T. Rowe Price Equity Income—Initial Class	6,249	8,427
MainStay VP U.S. Small Cap—Initial Class	1,654	939
MainStay VP Van Eck Global Hard Assets—Initial Class	2,191	356
Alger SMid Cap Growth Portfolio—Class I-2 Shares	162	36
AllianceBernstein VPS International Value Portfolio—Class A	1	2
AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A	1,428	1,816
American Century Investments® VP Inflation Protection Fund—Class II	372	6
American Century Investments® VP Value Fund—Class II	537	401
American Funds® Asset Allocation FundSM—Class 2 Shares	1,745	300
American Funds® Global Growth FundSM—Class 1 Shares	910	35
American Funds® Global Small Capitalization FundSM—Class 2 Shares	508	954
American Funds® Growth FundSM—Class 2 Shares	1,816	1,262
American Funds® Growth-Income FundSM—Class 2 Shares	354	362
American Funds® International FundSM—Class 2 Shares	13,212	8,325
Davis Value Portfolio	201	39
Delaware VIP® International Value Equity Series—Standard Class	1,418	2,471
Delaware VIP® Small Cap Value Series—Standard Class	1,431	906
Dreyfus IP Technology Growth Portfolio—Initial Shares	332	297
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	—	1
DWS Global Small Cap Growth VIP—Class A	706	6
DWS Small Cap Index VIP—Class A	6,892	3,766
DWS Small Mid Cap Value VIP—Class A	761	1,078
Fidelity® VIP Contrafund® Portfolio—Initial Class	5,330	8,790
Fidelity® VIP Equity-Income Portfolio—Initial Class	1,158	830
Fidelity® VIP Freedom 2010 Portfolio—Initial Class	4,599	1,879
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	5,634	3,723
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	1,680	1,603
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	1,318	577
Fidelity® VIP Growth Portfolio—Initial Class	665	670
Fidelity® VIP Index 500 Portfolio—Initial Class	21,874	20,798
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	3,351	2,129
Fidelity® VIP Mid Cap Portfolio—Initial Class	10,611	7,734
Fidelity® VIP Money Market Portfolio—Initial Class	21,030	25,824
Fidelity® VIP Overseas Portfolio—Initial Class	5,000	5,053
Fidelity® VIP Real Estate Portfolio—Initial Class	799	—
Fidelity® VIP Value Leaders Portfolio—Initial Class	34	21
Fidelity® VIP Value Strategies Portfolio—Service Class 2	486	541
ING Russell™ Mid Cap Index Portfolio-I	916	478
Invesco V.I. American Value Fund—Series I Shares	4,779	1,526
Invesco V.I. Global Real Estate Fund—Series I Shares	991	533

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales

Invesco V.I. International Growth Fund—Series I Shares	$3,353	$2,222
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	121	207
Janus Aspen Enterprise Portfolio—Institutional Shares	4,325	4,423
Janus Aspen Forty Portfolio—Institutional Shares	874	769
Janus Aspen Global Research Portfolio—Institutional Shares	101	123
Lazard Retirement International Equity Portfolio—Service Shares	546	788
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	1,393	1,984
LVIP Baron Growth Opportunities Fund—Service Class	5,684	3,042
LVIP SSgA Bond Index Fund—Standard Class	199	898
LVIP SSgA Developed International 150 Fund—Standard Class	615	4
LVIP SSgA Emerging Markets 100 Fund—Standard Class	3,051	749
LVIP SSgA International Index Fund—Standard Class	138	220
MFS® Global Tactical Allocation Portfolio—Initial Class	2,219	66
MFS® International Value Portfolio—Initial Class	5,529	195
MFS® Investors Trust Series—Initial Class	1	1
MFS® New Discovery Series—Initial Class	—	1
MFS® Value Series—Initial Class	10,337	6,590
Neuberger Berman AMT Large Cap Value Portfolio—Class I	454	194
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	26	7
Oppenheimer Core Bond Fund/VA—Non-Service Shares	—	—
PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares	5,412	3,174
PIMCO High Yield Portfolio—Administrative Class Shares	2,092	1,992
PIMCO Long-Term U.S. Government Portfolio—Administrative Class Shares	420	2,934
PIMCO Low Duration Portfolio—Administrative Class Shares	4,741	1,179
PIMCO Real Return Portfolio—Administrative Class Shares	9,526	9,001
PIMCO Total Return Portfolio—Administrative Class Shares	29,655	18,745
Royce Micro-Cap Portfolio—Investment Class	1,149	1,067
T. Rowe Price Blue Chip Growth Portfolio	13,233	6,828
T. Rowe Price Equity Index 500 Portfolio	245	526
T. Rowe Price International Stock Portfolio	962	981
T. Rowe Price Limited-Term Bond Portfolio	6,549	7,836
T. Rowe Price New America Growth Portfolio	4,176	6,120
T. Rowe Price Personal Strategy Balanced Portfolio	3,870	2,244
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	22	—
TOPS® Balanced ETF Portfolio—Class 2 Shares	11	—
TOPS® Capital Preservation ETF Portfolio—Class 2 Shares	71	31
TOPS® Growth ETF Portfolio—Class 2 Shares	21	5
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	104	1
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	14	5
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	160	2
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	159	1
UIF Emerging Markets Debt Portfolio—Class I	4,948	2,835
UIF U.S. Real Estate Portfolio—Class I	4,506	4,072
Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	211	10
Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	424	1,459

Total	$356,410	$293,717

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

Deductions from Premiums:

N

YLIAC deducts premium expense charges from all premiums received for certain CSVUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the premium payment received.

Sales Expense Charge:

NYLIAC deducts a Sales Expense Charge from all premium payments for CSVUL Separate Account-I policies to partially cover the expenses associated with selling the policies.

For CSVUL policies, currently 2.25% of any premium payment is deducted. This charge may increase in the future, but will never exceed 4.5%.

For CEVUL2 policies, currently 13.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL3 policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL4 policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL5 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL6 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

of 2.00% from any additional premiums paid in this Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEAVUL policies, currently 16.25% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 0.75% from any additional premiums paid in this Policy Year. During Policy years two through four, we currently expect to deduct a sales expense charge of 9.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 4.00% from any additional premiums paid in that Policy Year. During Policy Years five through seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 1.75% from any additional premiums paid in that Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. If the Supplementary Term Rider is added, the current sales expense charge for all premium payments charge is equal to (i) the current charge without the Supplementary Term Rider, multiplied by (ii) the Base Face Amount divided by the Target Face Amount. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

State and Federal Premium Tax Charge:

NYLIAC deducts State and Federal Premium Tax Charges from all premium payments for CSVUL Separate Account-I policies. These charges may increase consistent with changes in the applicable tax law.

For CSVUL policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL2 policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL3 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL4 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL5 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEVUL6 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEAVUL policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of CSVUL Separate Account-I policies. These charges include the cost of insurance charge, a monthly contract charge, a mortality and expense charge (deducted from the policy’s cash value for CEVUL3 through CEVUL6 and CEAVUL), a partial withdrawal charge, a per thousand face amount charge, and a surrender charge. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Cost of Insurance Charge:

A charge to cover the cost of providing life insurance benefits is assessed monthly on all CSVUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included, and the cash value of the policy.

Monthly Contract Charge:

This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, a monthly contract charge of $7.50 is assessed each month.

For CEVUL2 policies, a monthly contract charge of $5.00 is assessed each month.

For CEVUL3 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEVUL4 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEVUL5 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEVUL6 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEAVUL policies, beginning in the second Policy Year, a monthly contract charge of $10.00 is assessed each month.

Mortality & Expense Risk Charges:

The CSVUL Separate Account-I is assessed a charge for mortality and expense risks assumed by NYLIAC. These charges were in effect for each of the five periods presented in the Financial Highlights section. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. For CEVUL3 through CEVUL6 and CEAVUL, the mortality and expense charge is recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, in all years, it is expected that the charge will be an annual rate of 0.30% of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.70%.

During 2013, NYLIAC determined that the mortality and expense risk charge within Series 1 of the MainStay VP DFA/Dupont Capital Emerging Markets Equity—Initial Class, MainStay VP Janus Balanced—Initial Class and MainStay VP T. Rowe Price Equity Income— Initial Class Investment Divisions had been levied at an incorrect and excessive rate for the period May 1, 2012 (inception of the Investment Divisions) through March 14, 2013. During 2013, these policyowners received written notification of the error and reimbursement in the form of additional units, calculated using the corrected Accumulation Unit Values (“AUVs”) for the affected period. For the period ending December 31, 2012, a receivable from NYLIAC in the amount of $124,090 was recorded to reflect a reimbursement due to these Investment Divisions for the excessive mortality and expense risk charges levied. In addition, the 2012 financial statements were adjusted to reflect the correct ending AUV, unit activity and total return for these affected Investment Divisions. The 2012 impact of this error to the following financial statement line items was deemed to be immaterial and therefore no adjustment has been made to the 2012 financial statements: Cost of insurance, Policyowners’ surrenders, Net transfers from (to) Fixed Account and Transfers between Investment Divisions. The 2013 financial statements were not impacted.

For CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of 0.25% of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90%.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEVUL3 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is 0.45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to 0.25%.

For CEVUL4 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is 0.45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to 0.25%.

For CEVUL5 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy years one through ten, the mortality and expense risk charge deducted is 0.50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%.

For CEVUL6 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through ten, the mortality and expense charge deducted is 0.45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to 0.25%.

For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the CSVUL Separate Account-I value, 0.37% of the CSVUL Separate Account-I value between $25,000 and $200,000, and 0.20% of the CSVUL Separate Account-I value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the CSVUL Separate Account-I value, 0.32% of the CSVUL Separate Account-I value between $25,000 and $200,000, and 0.15% of the CSVUL Separate Account-I value over $200,000.

Partial Withdrawal Charge

For CSVUL policies, NYLIAC may assess a Partial Withdrawal Charge of the lesser of $25.00 or 2.00% of amounts withdrawn. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL2 policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL3 policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL4 policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL5 policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL6 policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEAVUL policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

Per Thousand Face Amount Charge:

For CEAVUL policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the insured, the number of policies issued at the same time to other policyowners with the same employer as the insured, and the amount of the employer’s contribution (if any) to premium payments. The guaranteed maximum charge is $1.20 per $1,000 of the policy’s face amount.

Surrender Charge:

For CSVUL policies, NYLIAC assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by Investment Division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years one through five and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying Statement of Changes in Net Assets as policyowner’s surrenders are presented net of these charges.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Transfer Charge:

For CSVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL2 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL3 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL4 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL5 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL6 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEAVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

CSVUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.05% to 1.42%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 3.31%. These ranges are shown as a percentage of average net assets as of December 31, 2012, and approximate the ranges as of December 31, 2013.

NOTE 4—Distribution of Net Income:

C

SVUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

T

he changes in units outstanding for the years ended December 31, 2013 and 2012 were as follows:

	2013			2012
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MainStay VP Bond—Initial Class	205	(504)	(299)	404	(416)	(12)
MainStay VP Cash Management—Initial Class	19,597	(24,034)	(4,437)	31,511	(27,917)	3,594
MainStay VP Common Stock—Initial Class	45	(109)	(64)	52	(226)	(174)
MainStay VP Convertible—Initial Class	45	(6)	39	25	(4)	21
MainStay VP Cornerstone Growth—Initial Class	83	(38)	45	8	(85)	(77)
MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class	592	(541)	51	1,658	(333)	1,325
MainStay VP Eagle Small Cap Growth—Initial Class	266	(213)	53	891	(354)	537
MainStay VP Floating Rate—Initial Class	412	(245)	167	31	(6)	25
MainStay VP Government—Initial Class	63	(127)	(64)	51	(31)	20
MainStay VP High Yield Corporate Bond—Initial Class	559	(499)	60	536	(229)	307
MainStay VP ICAP Select Equity—Initial Class	133	(200)	(67)	99	(287)	(188)
MainStay VP Income Builder—Initial Class	95	(147)	(52)	24	(51)	(27)
MainStay VP International Equity—Initial Class	75	(130)	(55)	59	(479)	(420)
MainStay VP Janus Balanced—Initial Class	207	(126)	81	1,192	(382)	810
MainStay VP Large Cap Growth—Initial Class	13	(2)	11	1	(1)	—
MainStay VP Marketfield—Initial Class	—	—	—	—	—	—
MainStay VP MFS® Utilities—Initial Class	58	(76)	(18)	309	(42)	267
MainStay VP Mid Cap Core—Initial Class	130	(99)	31	76	(114)	(38)
MainStay VP S&P 500 Index—Initial Class	256	(488)	(232)	237	(559)	(322)
MainStay VP T. Rowe Price Equity Income—Initial Class	461	(703)	(242)	2,666	(420)	2,246
MainStay VP U.S. Small Cap—Initial Class	91	(61)	30	43	(114)	(71)
MainStay VP Van Eck Global Hard Assets—Initial Class	214	(35)	179	326	(18)	308
Alger Small Cap Growth Portfolio—Class I-2 Shares	—	—	—	—	(1)	(1)
Alger SMid Cap Growth Portfolio—Class I-2 Shares	7	(3)	4	18	(3)	15
AllianceBernstein VPS International Value Portfolio—Class A	—	—	—	18	(134)	(116)
AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A	77	(114)	(37)	119	(43)	76
American Century Investments® VP Inflation Protection Fund—Class II	38	(1)	37	31	—	31
American Century Investments® VP Value Fund—Class II	31	(25)	6	57	(49)	8
American Funds® Asset Allocation FundSM—Class 2 Shares	116	(21)	95	48	(14)	34
American Funds® Global Growth FundSM—Class 1 Shares	57	(2)	55	28	(22)	6
American Funds® Global Small Capitalization FundSM—Class 2 Shares	41	(74)	(33)	66	(63)	3
American Funds® Growth FundSM—Class 2 Shares	125	(99)	26	198	(115)	83
American Funds® Growth-Income FundSM—Class 2 Shares	28	(30)	(2)	10	(7)	3
American Funds® International FundSM —Class 2 Shares	1,106	(715)	391	731	(343)	388
Calvert VP SRI Balanced Portfolio	—	—	—	—	(1)	(1)
Davis Value Portfolio	11	(3)	8	11	(29)	(18)
Delaware VIP® International Value Equity Series—Standard Class	176	(302)	(126)	253	(85)	168
Delaware VIP® Small Cap Value Series—Standard Class	96	(78)	18	383	(14)	369
Dreyfus IP Technology Growth Portfolio—Initial Shares	18	(17)	1	28	(8)	20
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	—	—	—	—	—	—
DWS Global Small Cap Growth VIP—Class A	52	(1)	51	1	(13)	(12)
DWS Small Cap Index VIP—Class A	303	(207)	96	211	(222)	(11)
DWS Small Mid Cap Value VIP—Class A	60	(86)	(26)	86	(206)	(120)
Fidelity® VIP Contrafund® Portfolio—Initial Class	247	(450)	(203)	321	(499)	(178)
Fidelity® VIP Equity-Income Portfolio—Initial Class	37	(51)	(14)	53	(41)	12
Fidelity® VIP Freedom 2010 Portfolio—Initial Class	286	(125)	161	431	(46)	385
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	352	(249)	103	483	(213)	270
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	101	(114)	(13)	221	(107)	114
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	85	(39)	46	125	(84)	41
Fidelity® VIP Growth Portfolio—Initial Class	39	(45)	(6)	46	(26)	20
Fidelity® VIP Index 500 Portfolio—Initial Class	1,116	(1,188)	(72)	1,169	(1,402)	(233)
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	189	(136)	53	87	(387)	(300)
Fidelity® VIP Mid Cap Portfolio—Initial Class	283	(333)	(50)	323	(731)	(408)
Fidelity® VIP Money Market Portfolio—Initial Class	2,087	(2,565)	(478)	3,297	(2,027)	1,270
Fidelity® VIP Overseas Portfolio—Initial Class	319	(334)	(15)	287	(479)	(192)
Fidelity® VIP Real Estate Portfolio—Initial Class	82	—	82	—	—	—
Fidelity® VIP Value Leaders Portfolio—Initial Class	2	(1)	1	—	—	—
Fidelity® VIP Value Strategies Portfolio—Service Class 2	27	(28)	(1)	5	(2)	3
ING Russell™ Mid Cap Index Portfolio-I	56	(36)	20	421	(3)	418
Invesco V.I. American Value Fund—Series I Shares	161	(52)	109	132	(14)	118
Invesco V.I. Global Real Estate Fund—Series I Shares	70	(43)	27	61	(37)	24
Invesco V.I. International Growth Fund—Series I Shares	222	(161)	61	342	(239)	103
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	7	(16)	(9)	19	(295)	(276)
Janus Aspen Balanced Portfolio—Institutional Shares	—	—	—	43	(616)	(573)
Janus Aspen Enterprise Portfolio—Institutional Shares	177	(188)	(11)	93	(97)	(4)
Janus Aspen Forty Portfolio—Institutional Shares	49	(45)	4	178	(561)	(383)
Janus Aspen Global Research Portfolio—Institutional Shares	6	(9)	(3)	7	(6)	1
Lazard Retirement International Equity Portfolio—Service Shares	34	(53)	(19)	86	(90)	(4)
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	79	(120)	(41)	49	(105)	(56)
LVIP Baron Growth Opportunities Fund—Service Class	250	(164)	86	356	(205)	151
LVIP SSgA Bond Index Fund—Standard Class	9	(90)	(81)	476	(1)	475
LVIP SSgA Developed International 150 Fund—Standard Class	49	—	49	—	—	—
LVIP SSgA Emerging Markets 100 Fund—Standard Class	312	(75)	237	44	(3)	41
LVIP SSgA International Index Fund—Standard Class	8	(17)	(9)	192	(1)	191
MFS® Global Tactical Allocation Portfolio—Initial Class	176	(5)	171	28	(1)	27
MFS® International Value Portfolio—Initial Class	387	(14)	373	401	(26)	375
MFS® Investors Trust Series—Initial Class	—	—	—	—	—	—
MFS® New Discovery Series—Initial Class	—	—	—	—	—	—
MFS® Utilities Series—Initial Class	—	—	—	10	(130)	(120)
MFS® Value Series—Initial Class	524	(364)	160	454	(353)	101

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2013			2012
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Neuberger Berman AMT Large Cap Value Portfolio—Class I	42	(19)	23	22	(8)	14
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	2	(1)	1	1	(1)	—
Oppenheimer Core Bond Fund/VA—Non-Service Shares	—	—	—	—	—	—
PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares	384	(231)	153	293	(174)	119
PIMCO High Yield Portfolio—Administrative Class Shares	148	(150)	(2)	184	(83)	101
PIMCO Long-Term U.S. Government Portfolio—Administrative Class Shares	16	(163)	(147)	189	(3)	186
PIMCO Low Duration Portfolio—Administrative Class Shares	324	(83)	241	247	(126)	121
PIMCO Real Return Portfolio—Administrative Class Shares	566	(575)	(9)	701	(301)	400
PIMCO Total Return Portfolio—Administrative Class Shares	1,587	(1,078)	509	1,640	(1,159)	481
Royce Micro-Cap Portfolio—Investment Class	53	(59)	(6)	78	(98)	(20)
Royce Small-Cap Portfolio—Investment Class	—	—	—	148	(710)	(562)
T. Rowe Price Blue Chip Growth Portfolio	648	(359)	289	323	(270)	53
T. Rowe Price Equity Income Portfolio	—	—	—	314	(1,852)	(1,538)
T. Rowe Price Equity Index 500 Portfolio	15	(33)	(18)	11	(13)	(2)
T. Rowe Price International Stock Portfolio	55	(57)	(2)	47	(238)	(191)
T. Rowe Price Limited-Term Bond Portfolio	489	(592)	(103)	563	(418)	145
T. Rowe Price New America Growth Portfolio	163	(301)	(138)	169	(99)	70
T. Rowe Price Personal Strategy Balanced Portfolio	143	(121)	22	211	(491)	(280)
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	2	—	2	—	—	—
TOPS® Balanced ETF Portfolio—Class 2 Shares	1	—	1	—	—	—
TOPS® Capital Preservation ETF Portfolio—Class 2 Shares	7	(3)	4	—	—	—
TOPS® Growth ETF Portfolio—Class 2 Shares	1	—	1	—	—	—
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	9	—	9	—	—	—
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	1	—	1	—	(502)	(502)
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	13	—	13	1	—	1
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	12	—	12	—	—	—
UIF Emerging Markets Debt Portfolio—Class I	218	(135)	83	191	(119)	72
UIF Emerging Markets Equity Portfolio—Class I	—	—	—	89	(581)	(492)
UIF U.S. Real Estate Portfolio—Class I	174	(167)	7	146	(96)	50
Van Eck VIP Global Hard Assets—Initial Class Shares	—	—	—	56	(327)	(271)
Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	18	(1)	17	16	(5)	11
Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	30	(116)	(86)	58	(25)	33

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

T

he following table presents financial highlights for each Investment Division as of December 31, 2013, 2012, 2011, 2010 and 2009:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MainStay VP Bond—Initial Class	2013	$44,886	2,872	$15.53 to $20.95	(2.1%) to (1.8%)	1.9%
	2012	50,513	3,171	15.82 to 21.40	4.3% to 4.7%	2.5%
	2011	48,339	3,183	15.11 to 20.51	6.9% to 7.2%	3.9%
	2010	4,078	289	14.09 to 19.18	7.5% to 7.8%	3.3%
	2009	3,621	277	13.07 to 17.84	7.5% to 7.8%	5.4%
MainStay VP Cash Management—Initial Class	2013	$123,000	104,719	$1.15 to $ 1.31	(0.3%) to 0.0%	0.0%
	2012	127,995	109,156	1.15 to 1.31	(0.3%) to 0.0%	0.0%
	2011	123,591	105,562	1.15 to 1.31	(0.3%) to (0.2%)	0.0%
	2010	136,687	116,359	1.16 to 1.32	(0.3%) to 0.0%	0.0%
	2009	127,669	108,874	1.16 to 1.32	(0.2%) to 0.0%	0.0%
MainStay VP Common Stock—Initial Class	2013	$154,381	6,436	$20.14 to $24.37	35.3% to 35.7%	1.6%
	2012	115,205	6,500	14.85 to 18.01	16.4% to 16.7%	1.6%
	2011	101,380	6,674	12.72 to 15.47	1.3% to 1.6%	1.5%
	2010	109,449	7,415	12.53 to 15.27	12.3% to 12.6%	1.7%
	2009	96,058	7,285	11.12 to 13.59	22.0% to 22.4%	2.2%
MainStay VP Convertible—Initial Class	2013	$2,307	104	$18.68 to $24.65	25.0% to 25.3%	2.7%
	2012	1,171	65	14.94 to 19.72	8.8% to 9.1%	3.3%
	2011	746	44	13.73 to 18.11	(5.0%) to (4.7%)	2.3%
	2010	814	46	14.46 to 19.06	10.7% to 17.9%	3.3%
	2009	626	40	13.06 to 16.22	0.0% to 46.1%	2.1%
MainStay VP Cornerstone Growth—Initial Class	2013	$9,167	536	$15.94 to $17.19	24.3% to 24.7%	0.8%
	2012	6,749	491	12.82 to 13.78	14.6% to 14.9%	0.4%
	2011	6,790	568	11.19 to 11.99	(1.7%) to (1.4%)	0.4%
	2010	11,331	934	11.38 to 12.16	7.9% to 12.2%	0.6%
	2009	5,072	468	10.41 to 11.21	16.3% to 34.2%	0.5%
MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class	2013	$13,674	1,376	$9.89 to $ 9.94	(5.7%) to (5.4%)	0.8%
	2012	13,921	1,325	10.49 to 10.51	4.9% to 5.1%	0.0%
MainStay VP Eagle Small Cap Growth—Initial Class	2013	$7,767	590	$13.17 to $13.17	30.9% to 30.9%	0.1%
	2012	5,408	537	10.06 to 10.06	0.6% to 0.6%	0.0%
MainStay VP Floating Rate—Initial Class	2013	$3,615	262	$13.81 to $13.81	4.5% to 4.5%	3.9%
	2012	1,254	95	13.22 to 13.22	7.2% to 7.2%	4.2%
	2011	868	70	10.59 to 12.34	2.0% to 2.2%	4.2%
	2010	751	62	10.39 to 12.07	4.2% to 8.1%	4.0%
	2009	749	67	9.97 to 11.16	33.6% to 33.6%	3.6%
MainStay VP Government—Initial Class	2013	$1,819	122	$14.89 to $19.31	(2.8%) to (2.5%)	3.2%
	2012	2,841	186	15.27 to 15.27	4.0% to 4.0%	2.9%
	2011	2,441	166	12.22 to 19.15	5.7% to 6.0%	3.2%
	2010	2,195	158	11.56 to 18.13	3.8% to 5.4%	3.0%
	2009	2,108	160	11.14 to 17.26	1.3% to 1.6%	3.6%
MainStay VP High Yield Corporate Bond—Initial Class	2013	$32,785	1,614	$20.28 to $28.97	6.3% to 6.6%	5.4%
	2012	29,606	1,554	19.02 to 27.25	13.1% to 13.4%	5.8%
	2011	20,935	1,247	16.77 to 24.10	5.9% to 6.3%	6.0%
	2010	24,846	1,573	15.78 to 22.75	12.3% to 12.7%	6.1%
	2009	17,527	1,246	14.01 to 20.25	42.4% to 42.8%	8.0%
MainStay VP ICAP Select Equity—Initial Class	2013	$318,944	13,900	$20.48 to $23.12	29.9% to 30.3%	1.6%
	2012	246,708	13,967	15.72 to 17.79	15.2% to 15.6%	2.2%
	2011	216,856	14,155	13.60 to 15.43	(1.7%) to (1.4%)	1.4%
	2010	229,136	14,764	13.80 to 15.69	17.8% to 18.1%	0.9%
	2009	194,615	14,760	11.68 to 13.32	29.0% to 29.4%	1.8%
MainStay VP Income Builder—Initial Class	2013	$7,726	480	$16.11 to $16.11	18.0% to 18.0%	4.3%
	2012	7,267	532	13.65 to 13.65	14.7% to 14.7%	4.3%
	2011	6,650	559	11.91 to 11.91	3.8% to 3.8%	4.7%
	2010	—	—	11.47 to 11.47	14.4% to 14.4%	0.0%
	2009	472	47	10.02 to 10.02	23.1% to 23.1%	0.9%
MainStay VP International Equity—Initial Class	2013	$46,257	2,302	$18.51 to $23.27	14.8% to 15.1%	1.2%
	2012	41,285	2,357	16.08 to 20.27	19.1% to 19.5%	1.8%
	2011	40,408	2,777	13.46 to 17.00	(16.3%) to (16.0%)	3.2%
	2010	56,684	3,289	16.03 to 20.30	4.6% to 4.9%	3.3%
	2009	56,445	3,433	15.28 to 19.40	19.0% to 19.4%	7.1%
MainStay VP Janus Balanced—Initial Class	2013	$11,052	891	$12.35 to $12.41	19.8% to 20.2%	1.5%
	2012	8,357	810	10.31 to 10.33	3.1% to 3.3%	0.0%
MainStay VP Large Cap Growth—Initial Class	2013	$331	20	$11.58 to $20.42	36.1% to 36.5%	0.5%
	2012	79	9	8.51 to 14.96	12.8% to 13.1%	0.0%
	2011	73	9	7.55 to 13.23	(0.6%) to (0.3%)	0.0%
	2010	87	11	7.59 to 13.26	15.8% to 16.2%	0.0%
	2009	81	12	6.55 to 11.42	39.6% to 40.0%	0.0%
MainStay VP Marketfield—Initial Class	2013	$2	—	$10.25 to $10.25	2.5% to 2.5%	0.0%
MainStay VP MFS® Utilities—Initial Class	2013	$3,200	249	$12.79 to $12.85	20.0% to 20.3%	2.2%
	2012	2,846	267	10.66 to 10.68	6.6% to 6.8%	0.0%
MainStay VP Mid Cap Core—Initial Class	2013	$80,398	2,394	$26.16 to $34.81	41.8% to 42.2%	1.0%
	2012	56,233	2,363	18.40 to 24.54	17.2% to 17.5%	0.8%
	2011	48,712	2,401	15.66 to 20.94	(3.2%) to (3.0%)	0.9%
	2010	48,352	2,275	16.14 to 21.64	23.3% to 23.6%	0.4%
	2009	46,759	2,849	13.05 to 17.54	36.6% to 36.9%	0.5%
MainStay VP S&P 500 Index—Initial Class	2013	$195,120	9,859	$19.56 to $20.31	31.6% to 32.0%	1.6%
	2012	151,720	10,091	14.82 to 15.42	15.3% to 15.7%	1.7%
	2011	135,732	10,413	12.81 to 13.37	1.5% to 1.8%	1.7%
	2010	148,719	11,600	12.58 to 13.16	14.4% to 14.7%	1.8%
	2009	136,814	12,216	10.97 to 11.50	25.9% to 26.3%	2.8%
MainStay VP T. Rowe Price Equity Income—Initial Class	2013	$27,606	2,004	$13.71 to $13.78	30.0% to 30.4%	1.3%
	2012	23,624	2,246	10.55 to 10.57	5.5% to 5.7%	0.0%
MainStay VP U.S. Small Cap—Initial Class	2013	$9,901	500	$19.80 to $19.80	37.9% to 37.9%	0.7%
	2012	6,753	470	14.36 to 14.36	12.8% to 12.8%	0.4%
	2011	6,886	541	12.73 to 12.73	(2.7%) to (2.7%)	0.9%
	2010	9,370	716	13.09 to 13.09	25.0% to 25.0%	0.1%
	2009	1,987	190	10.47 to 10.47	4.7% to 4.7%	0.0%
MainStay VP Van Eck Global Hard Assets—Initial Class	2013	$5,238	487	$10.75 to $10.75	11.0% to 11.0%	1.2%
	2012	2,983	308	9.69 to 9.69	(3.1%) to (3.1%)	0.0%
Alger Small Cap Growth Portfolio—Class I-2 Shares	2013	$—	—	$—	—	—
	2012	—	—	—	—	—
	2011	13	1	13.85 to 16.43	(3.5%) to (3.2%)	0.0%
	2010	619	36	16.97 to 16.97	25.3% to 25.3%	0.0%
	2009	834	62	13.54 to 13.54	45.5% to 45.5%	0.0%
Alger SMid Cap Growth Portfolio—Class I-2 Shares	2013	$453	32	$14.11 to $14.11	32.2% to 32.2%	0.0%
	2012	298	28	10.67 to 10.67	14.5% to 14.5%	0.0%
	2011	124	13	9.32 to 9.32	(3.9%) to (3.9%)	0.0%
	2010	67	7	9.69 to 9.69	23.7% to 23.7%	0.0%
	2009	27	3	7.84 to 7.84	45.9% to 45.9%	0.0%
AllianceBernstein VPS International Value Portfolio—Class A	2013	$25	4	$6.95 to $6.95	23.0% to 23.0%	6.2%
	2012	22	4	5.65 to 5.65	14.5% to 14.5%	0.2%
	2011	593	120	4.93 to 4.93	(19.3%) to (19.3%)	3.6%
	2010	1,072	176	6.11 to 6.11	4.6% to 4.6%	2.8%
	2009	1,477	253	5.84 to 5.84	34.7% to 34.7%	1.6%
AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A	2013	$3,995	217	$18.38 to $18.38	38.1% to 38.1%	0.5%
	2012	3,385	254	13.31 to 13.31	18.7% to 18.7%	0.6%
	2011	1,998	178	11.21 to 11.21	(8.4%) to (8.4%)	0.5%
	2010	2,267	185	12.24 to 12.24	26.9% to 26.9%	0.4%
	2009	1,377	143	9.64 to 9.64	42.9% to 42.9%	0.2%
American Century Investments® VP Inflation Protection Fund—Class II	2013	$648	68	$9.55 to $9.55	(8.5%) to (8.5%)	1.5%
	2012	328	31	10.44 to 10.44	4.4% to 4.4%	2.8%
American Century Investments® VP Value Fund—Class II	2013	$4,619	259	$17.59 to $18.94	31.2% to 31.5%	1.5%
	2012	3,430	253	13.38 to 14.44	14.3% to 14.6%	1.8%
	2011	2,906	245	11.67 to 12.63	0.6% to 0.9%	1.9%
	2010	1,502	126	11.57 to 12.56	12.8% to 13.0%	2.2%
	2009	947	89	10.24 to 11.14	19.4% to 19.7%	4.9%
American Funds® Asset Allocation FundSM—Class 2 Shares	2013	$2,562	167	$15.33 to $15.33	23.7% to 23.7%	1.6%
	2012	889	72	12.39 to 12.39	16.2% to 16.2%	2.2%
	2011	410	38	10.67 to 10.67	1.3% to 1.3%	1.7%
	2010	433	41	10.53 to 10.53	12.5% to 12.5%	1.2%
	2009	1,029	110	9.36 to 9.36	24.0% to 24.0%	3.3%
American Funds® Global Growth FundSM—Class 1 Shares	2013	$2,147	132	$16.28 to $16.28	29.5% to 29.5%	1.6%
	2012	973	77	12.57 to 12.57	22.9.% to 22.9%	1.1%
	2011	727	71	10.23 to 10.23	(8.7%) to (8.7%)	3.1%
	2010	258	23	11.20 to 11.20	12.0% to 12.0%	7.1%
	2009	—	—	9.99 to 9.99	(0.1%) to (0.1%)	—
American Funds® Global Small Capitalization FundSM—Class 2 Shares	2013	$841	60	$9.90 to $13.94	28.0% to 28.3%	1.0%
	2012	1,014	93	7.74 to 10.87	17.9% to 18.2%	1.5%
	2011	833	90	6.57 to 9.20	(19.3%) to (19.1%)	1.3%
	2010	709	63	8.14 to 11.37	22.1% to 22.4%	1.8%
	2009	445	50	6.67 to 9.29	36.5% to 61.3%	0.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

American Funds® Growth FundSM—Class 2 Shares	2013	$12,535	823	$15.22 to $15.22	30.1% to 30.1%	1.0%
	2012	9,316	797	11.70 to 11.70	17.9% to 17.9%	0.8%
	2011	7,090	714	5.23 to 9.93	(4.5%) to (4.3%)	0.6%
	2010	8,378	808	5.47 to 10.37	10.1% to 18.7%	0.7%
	2009	6,686	765	4.97 to 8.74	(12.5%) to 39.4%	0.9%
American Funds® Growth-Income FundSM—Class 2 Shares	2013	$905	66	$13.77 to $13.77	33.5% to 33.5%	1.4%
	2012	701	68	10.31 to 10.31	17.5% to 17.5%	1.6%
	2011	569	65	8.78 to 8.78	(1.8%) to (1.8%)	1.7%
	2010	450	50	8.94 to 8.94	11.4% to 11.4%	2.2%
	2009	209	26	8.02 to 8.02	31.2% to 31.2%	1.8%
American Funds® International FundSM—Class 2 Shares	2013	$22,758	1,746	$13.03 to $13.03	21.6% to 21.6%	1.4%
	2012	14,518	1,355	10.71 to 10.71	17.9% to 17.9%	1.6%
	2011	8,790	967	9.09 to 10.68	(14.2%) to (14.0%)	1.7%
	2010	9,766	925	10.56 to 12.44	6.9% to 7.2%	2.2%
	2009	8,655	879	9.85 to 11.64	43.1% to 43.1%	1.7%
Calvert VP SRI Balanced Portfolio	2013	$—	—	$—	—	—
	2012	—	—	—	—	—
	2011	14	1	12.83 to 13.90	4.3% to 4.6%	1.3%
	2010	14	1	12.27 to 12.27	12.1% to 12.1%	1.5%
	2009	13	1	10.95 to 10.95	25.3% to 25.3%	2.2%
Davis Value Portfolio	2013	$747	49	$15.14 to $15.14	33.4% to 33.4%	0.9%
	2012	468	41	11.34 to 11.34	13.1% to 13.1%	1.8%
	2011	595	59	10.03 to 10.85	(4.4%) to (4.2%)	0.6%
	2010	1,162	111	10.47 to 11.35	5.8% to 12.8%	1.1%
	2009	1,354	146	9.28 to 10.73	0.0% to 31.2%	0.9%
Delaware VIP® International Value Equity Series—Standard Class	2013	$2,417	279	$8.68 to $8.68	22.8% to 22.8%	1.7%
	2012	2,861	405	7.07 to 7.07	15.2% to 15.2%	2.1%
	2011	1,451	237	6.13 to 6.13	(14.4%) to (14.4%)	1.3%
	2010	936	131	7.17 to 7.17	10.9% to 10.9%	4.8%
	2009	3	1	6.46 to 6.46	6.0% to 6.0%	4.5%
Delaware VIP® Small Cap Value Series—Standard Class	2013	$5,310	387	$13.72 to $13.72	33.5% to 33.5%	0.7%
	2012	3,646	369	10.28 to 10.28	2.8% to 2.8%	0.0%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2013	$3,315	161	$20.55 to $20.55	32.8% to 32.8%	0.0%
	2012	2,469	160	15.48 to 15.48	15.6% to 15.6%	0.0%
	2011	1,868	140	11.51 to 13.39	(8.0%) to (7.8%)	0.0%
	2010	1,543	106	12.51 to 14.52	26.9% to 29.9%	0.0%
	2009	932	83	9.86 to 11.17	57.7% to 57.7%	0.4%
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	2013	$25	2	$15.99 to $15.99	48.5% to 48.5%	0.0%
	2012	18	2	10.77 to 10.77	20.6% to 20.6%	0.0%
	2011	15	2	8.93 to 10.78	(14.1%) to (13.8%)	0.4%
	2010	17	2	10.36 to 12.54	15.0% to 31.1%	0.7%
	2009	13	2	7.90 to 10.90	26.0% to 26.0%	1.6%
DWS Global Small Cap Growth VIP—Class A	2013	$725	52	$13.88 to $13.88	35.9% to 35.9%	0.1%
	2012	6	1	10.21 to 10.21	15.4% to 15.4%	0.8%
	2011	112	13	8.85 to 8.85	(9.9%) to (9.9%)	1.4%
	2010	4	—	9.83 to 9.83	26.6% to 26.6%	0.4%
	2009	2	—	7.76 to 7.76	48.2% to 48.2%	2.5%
DWS Small Cap Index VIP—Class A	2013	$19,873	907	$21.90 to $21.90	38.6% to 38.6%	1.6%
	2012	12,817	811	15.80 to 15.80	16.3% to 16.3%	0.8%
	2011	11,178	822	10.36 to 13.59	(4.7%) to (4.4%)	0.9%
	2010	9,215	648	10.86 to 14.22	12.5% to 26.4%	0.7%
	2009	14,482	1,287	9.66 to 11.25	1.1% to 26.6%	1.7%
DWS Small Mid Cap Value VIP—Class A	2013	$2,221	156	$14.27 to $14.27	35.2% to 35.2%	1.1%
	2012	1,917	182	10.55 to 10.55	13.8% to 13.8%	1.4%
	2011	2,801	302	9.28 to 9.28	(6.1%) to (6.1%)	0.9%
	2010	1,899	192	9.88 to 9.88	23.1% to 23.1%	1.3%
	2009	969	121	8.03 to 8.03	29.7% to 29.7%	2.4%
Fidelity® VIP Contrafund® Portfolio—Initial Class	2013	$29,226	1,246	$23.18 to $31.06	30.9% to 31.3%	1.1%
	2012	25,844	1,449	17.66 to 23.73	16.1% to 16.4%	1.3%
	2011	24,899	1,627	15.17 to 20.44	(2.8%) to (2.5%)	0.9%
	2010	26,661	1,697	15.56 to 21.03	16.9% to 17.2%	1.3%
	2009	23,961	1,788	13.28 to 18.00	35.3% to 35.7%	1.4%
Fidelity® VIP Equity-Income Portfolio—Initial Class	2013	$6,210	340	$18.25 to $22.13	27.8% to 28.1%	2.6%
	2012	5,037	354	14.24 to 17.31	17.0% to 17.3%	3.4%
	2011	4,160	342	12.14 to 14.79	0.7% to 1.0%	2.6%
	2010	4,205	349	12.02 to 14.69	14.8% to 15.1%	1.9%
	2009	4,237	405	10.44 to 12.79	29.8% to 30.2%	2.0%
Fidelity® VIP Freedom 2010 Portfolio—Initial Class	2013	$11,997	753	$15.94 to $15.94	13.5% to 13.5%	1.9%
	2012	7,977	592	14.04 to 14.04	11.8% to 11.8%	2.6%
	2011	2,599	207	10.91 to 12.56	(0.4%) to (0.2%)	2.6%
	2010	1,814	144	10.96 to 12.59	7.4% to 13.0%	3.4%
	2009	1,209	108	10.20 to 11.14	24.3% to 24.3%	4.2%
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	2013	$16,597	1,039	$14.01 to $15.98	15.7% to 16.0%	1.8%
	2012	12,818	936	12.11 to 13.77	13.1% to 13.4%	2.4%
	2011	8,094	666	10.70 to 12.15	(1.3%) to (1.0%)	2.1%
	2010	7,125	580	10.84 to 12.27	14.2% to 14.5%	2.4%
	2009	5,133	479	9.49 to 10.72	28.7% to 29.0%	4.1%
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	2013	$8,115	509	$15.94 to $15.94	21.7% to 21.7%	1.8%
	2012	6,530	522	13.10 to 13.10	15.6% to 15.6%	2.2%
	2011	4,625	408	11.34 to 11.34	(2.6%) to (2.6%)	2.1%
	2010	4,422	380	11.64 to 11.64	16.1% to 16.1%	2.0%
	2009	4,089	408	10.03 to 10.03	31.7% to 31.7%	2.7%
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	2013	$2,757	164	$16.81 to $16.81	25.3% to 25.3%	1.7%
	2012	1,533	118	13.41 to 13.41	17.0% to 17.0%	2.9%
	2011	889	77	11.47 to 11.47	(4.0%) to (4.0%)	2.1%
	2010	7	1	11.95 to 11.95	19.5% to 19.5%	0.1%
Fidelity® VIP Growth Portfolio—Initial Class	2013	$2,136	114	$18.77 to $19.21	36.0% to 36.3%	0.3%
	2012	1,648	120	13.77 to 14.12	14.4% to 14.7%	0.6%
	2011	1,207	100	12.00 to 12.34	0.0% to 0.2%	0.4%
	2010	958	79	11.98 to 12.35	23.9% to 24.2%	0.2%
	2009	834	86	9.65 to 9.97	28.0% to 28.3%	0.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

Fidelity® VIP Index 500 Portfolio—Initial Class	2013	$78,529	3,979	$19.74 to $23.91	31.9% to 32.2%	1.9%
	2012	60,471	4,051	14.93 to 18.13	15.6% to 15.9%	2.2%
	2011	55,162	4,284	12.88 to 15.68	1.8% to 2.0%	2.3%
	2010	43,660	3,457	12.62 to 15.40	14.7% to 15.0%	2.1%
	2009	33,503	3,053	10.97 to 13.42	26.3% to 26.6%	2.6%
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2013	$10,679	678	$15.52 to $17.40	(2.0%) to (1.8%)	2.3%
	2012	10,050	625	15.80 to 17.76	5.6% to 5.9%	1.8%
	2011	13,967	925	14.92 to 16.81	7.1% to 7.3%	5.5%
	2010	10,911	771	13.90 to 15.70	7.5% to 7.8%	3.7%
	2009	9,288	708	12.90 to 14.60	15.4% to 15.7%	8.7%
Fidelity® VIP Mid Cap Portfolio—Initial Class	2013	$33,931	1,233	$27.32 to $34.29	35.9% to 36.2%	0.5%
	2012	25,926	1,283	20.05 to 25.23	14.5% to 14.8%	0.6%
	2011	29,695	1,691	17.46 to 22.03	(10.8%) to (10.6%)	0.2%
	2010	34,515	1,757	19.54 to 24.70	28.5% to 28.8%	0.4%
	2009	20,743	1,359	15.16 to 19.22	39.7% to 40.1%	0.7%
Fidelity® VIP Money Market Portfolio—Initial Class	2013	$31,467	3,125	$10.07 to $10.07	0.0% to 0.0%	0.0%
	2012	37,529	3,603	10.07 to 10.07	0.1% to 0.1%	0.1%
	2011	23,501	2,333	10.05 to 10.05	0.1% to 0.1%	0.1%
	2010	17,051	1,698	10.04 to 10.04	0.2% to 0.2%	0.2%
	2009	8,630	862	10.02 to 10.02	0.2% to 0.2%	0.3%
Fidelity® VIP Overseas Portfolio—Initial Class	2013	$11,719	648	$14.26 to $18.10	30.1% to 30.4%	1.4%
	2012	9,191	663	10.96 to 13.88	20.4% to 20.7%	2.0%
	2011	9,820	855	9.10 to 11.49	(17.4%) to (17.2%)	1.8%
	2010	9,554	690	11.02 to 13.87	12.8% to 13.1%	1.4%
	2009	9,131	745	9.76 to 12.26	11.7% to 26.5%	2.2%
Fidelity® VIP Real Estate Portfolio—Initial Class	2013	$799	82	$9.73 to $ 9.73	(2.7%) to (2.7%)	0.0%
Fidelity® VIP Value Leaders Portfolio—Initial Class	2013	$23	1	$19.88 to $19.88	35.2% to 35.2%	0.6%
	2012	4	—	14.71 to 14.71	14.0% to 14.0%	2.2%
	2011	4	—	12.90 to 12.90	(8.0%) to (8.0%)	1.3%
	2010	5	—	14.02 to 14.02	10.0% to 10.0%	1.4%
	2009	22	2	12.75 to 12.75	27.9% to 27.9%	2.9%
Fidelity® VIP Value Strategies Portfolio—Service Class 2	2013	$495	23	$21.67 to $21.67	30.2% to 30.2%	0.5%
	2012	403	24	16.64 to 16.64	27.1% to 27.1%	0.4%
	2011	270	21	13.10 to 13.10	(9.0%) to (9.0%)	0.8%
	2010	327	23	14.40 to 14.40	26.3% to 26.3%	0.3%
	2009	181	16	11.40 to 11.40	57.2% to 57.2%	0.4%
ING Russell™ Mid Cap Index Portfolio-I	2013	$6,081	438	$13.89 to $13.89	34.2% to 34.2%	1.1%
	2012	4,326	418	10.35 to 10.35	3.5% to 3.5%	0.0%
Invesco V.I. American Value Fund—Series I Shares	2013	$9,740	299	$32.55 to $32.55	34.3% to 34.3%	0.8%
	2012	4,517	190	24.24 to 24.24	17.3% to 17.3%	0.8%
	2011	1,487	72	20.67 to 20.67	0.9% to 0.9%	0.7%
	2010	1,152	56	20.48 to 20.48	22.2% to 22.2%	0.5%
	2009	147	9	16.75 to 16.75	67.5% to 67.5%	1.4%
Invesco V.I. Global Real Estate Fund—Series I Shares	2013	$3,396	277	$10.81 to $12.31	2.5% to 2.7%	3.8%
	2012	2,985	250	10.55 to 11.99	27.8% to 28.1%	0.6%
	2011	2,102	226	8.25 to 9.36	(6.7%) to (6.5%)	3.8%
	2010	2,358	237	8.85 to 10.01	17.2% to 17.5%	5.0%
	2009	1,125	134	7.55 to 8.52	31.2% to 31.5%	0.0%
Invesco V.I. International Growth Fund—Series I Shares	2013	$13,105	832	$15.76 to $15.76	19.0% to 19.0%	1.2%
	2012	10,233	771	13.24 to 13.24	15.5% to 15.5%	1.4%
	2011	7,660	668	11.46 to 11.46	(6.7%) to (6.7%)	1.5%
	2010	8,318	677	12.29 to 12.29	12.9% to 12.9%	2.6%
	2009	5,666	520	10.89 to 10.89	35.2% to 35.2%	1.7%
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	2013	$377	26	$14.55 to $14.55	28.8% to 28.8%	0.7%
	2012	394	35	11.30 to 11.30	11.0% to 11.0%	0.0%
	2011	3,161	311	10.18 to 10.18	(6.4%) to (6.4%)	0.1%
	2010	99	9	10.87 to 10.87	8.7% to 8.7%	0.8%
Janus Aspen Balanced Portfolio—Institutional Shares	2013	$—	—	$—	—	—
	2012	—	—	—	—	—
	2011	9,521	573	16.38 to 23.46	1.3% to 1.6%	2.0%
	2010	19,341	1,000	16.11 to 23.15	8.1% to 8.4%	2.9%
	2009	16,514	902	14.87 to 21.42	25.5% to 25.9%	2.9%
Janus Aspen Enterprise Portfolio—Institutional Shares	2013	$6,144	224	$27.38 to $27.38	32.4% to 32.4%	0.5%
	2012	4,867	235	20.69 to 20.69	17.3% to 17.3%	0.0%
	2011	4,213	239	17.64 to 17.64	(1.4%) to (1.4%)	0.0%
	2010	6,722	376	17.89 to 17.89	25.8% to 25.8%	0.1%
	2009	7,103	500	14.22 to 14.22	44.8% to 44.8%	0.0%
Janus Aspen Forty Portfolio—Institutional Shares	2013	$3,616	178	$20.34 to $20.34	31.2% to 31.2%	0.7%
	2012	2,697	174	15.50 to 15.50	24.2% to 24.2%	0.5%
	2011	6,958	557	12.48 to 12.48	(6.7%) to (6.7%)	0.3%
	2010	10,123	756	13.38 to 13.38	6.7% to 6.7%	0.4%
	2009	6,695	534	12.53 to 12.53	46.3% to 46.3%	0.0%
Janus Aspen Global Research Portfolio—Institutional Shares	2013	$476	29	$15.68 to $16.77	28.0% to 28.4%	1.2%
	2012	398	32	12.21 to 13.10	19.7% to 20.1%	0.9%
	2011	328	31	9.77 to 10.94	(14.0%) to (13.7%)	0.4%
	2010	751	63	11.35 to 12.72	7.8% to 15.8%	0.6%
	2009	1,267	124	10.18 to 11.02	37.3% to 37.7%	1.7%
Lazard Retirement International Equity Portfolio—Service Shares	2013	$4,023	249	$13.45 to $16.34	20.5% to 20.8%	1.3%
	2012	3,593	268	11.16 to 13.53	20.8% to 21.1%	1.7%
	2011	3,016	272	9.24 to 11.17	(7.5%) to (7.3%)	1.8%
	2010	3,745	313	9.99 to 12.05	6.5% to 6.7%	1.5%
	2009	2,918	262	9.38 to 11.29	21.2% to 21.5%	3.0%
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	2013	$5,213	267	$19.53 to $24.60	30.0% to 30.3%	0.4%
	2012	4,615	308	14.99 to 18.92	14.3% to 14.5%	0.6%
	2011	4,763	364	13.08 to 16.56	(4.3%) to (4.0%)	0.2%
	2010	5,651	414	13.63 to 17.30	25.1% to 25.4%	0.5%
	2009	4,266	392	10.87 to 13.83	26.3% to 26.6%	0.5%
LVIP Baron Growth Opportunities Fund—Service Class	2013	$12,466	567	$16.56 to $21.98	39.7% to 40.1%	0.4%
	2012	7,548	481	11.85 to 15.69	17.9% to 18.2%	1.4%
	2011	4,370	330	10.05 to 13.27	3.8% to 4.0%	0.0%
	2010	3,685	290	9.68 to 12.76	26.1% to 26.4%	0.0%
	2009	2,593	257	7.68 to 10.09	16.4% to 38.3%	0.0%
LVIP SSgA Bond Index Fund—Standard Class	2013	$3,939	394	$10.00 to $10.00	(2.6%) to (2.6%)	2.0%
	2012	4,873	475	10.26 to 10.26	2.6% to 2.6%	7.8%
LVIP SSgA Developed International 150 Fund—Standard Class	2013	$650	49	$13.17 to $13.17	20.3% to 20.3%	7.2%
LVIP SSgA Emerging Markets 100 Fund—Standard Class	2013	$2,749	278	$9.87 to $ 9.87	(2.8%) to (2.8%)	2.8%
	2012	421	41	10.16 to 10.16	1.6% to 1.6%	4.1%
LVIP SSgA International Index Fund—Standard Class	2013	$2,390	182	$13.12 to $13.12	21.0% to 21.0%	1.7%
	2012	2,071	191	10.85 to 10.85	8.5% to 8.5%	5.9%
MFS® Global Tactical Allocation Portfolio—Initial Class	2013	$2,512	198	$12.68 to $12.68	8.8% to 8.8%	1.5%
	2012	309	27	11.65 to 11.65	9.6% to 9.6%	2.2%
	2011	5	—	10.63 to 10.63	6.3% to 6.3%	1.8%
MFS® International Value Portfolio—Initial Class	2013	$11,300	748	$15.11 to $15.11	27.9% to 27.9%	1.5%
	2012	4,431	375	11.81 to 11.81	18.1% to 18.1%	1.9%
MFS® Investors Trust Series—Initial Class	2013	$96	4	$24.46 to $24.46	31.7% to 31.7%	1.1%
	2012	74	4	18.57 to 18.57	18.9% to 18.9%	0.9%
	2011	63	4	15.62 to 15.62	(2.4%) to (2.4%)	0.9%
	2010	88	5	16.00 to 16.00	10.8% to 10.8%	1.2%
	2009	81	6	14.44 to 14.44	26.6% to 26.6%	2.6%
MFS® New Discovery Series—Initial Class	2013	$14	1	$25.23 to $25.23	41.5% to 41.5%	0.0%
	2012	10	1	17.83 to 17.83	21.2% to 21.2%	0.0%
	2011	9	1	14.71 to 14.71	(10.3%) to (10.3%)	0.0%
	2010	10	1	16.39 to 16.39	36.3% to 36.3%	0.0%
	2009	8	1	12.02 to 12.02	63.2% to 63.2%	0.0%
MFS® Utilities Series—Initial Class	2013	$—	—	$—	—	—
	2012	—	—	—	—	—
	2011	2,340	120	17.43 to 19.46	6.5% to 6.8%	3.1%
	2010	1,981	109	16.36 to 18.22	13.5% to 13.8%	2.9%
	2009	1,751	110	14.41 to 16.01	32.9% to 33.2%	4.4%
MFS® Value Series—Initial Class	2013	$20,582	980	$21.00 to $21.00	35.9% to 35.9%	1.2%
	2012	12,667	820	15.45 to 15.45	16.3% to 16.3%	1.6%
	2011	9,559	719	13.29 to 13.29	(0.3%) to (0.3%)	1.3%
	2010	4,499	337	13.33 to 13.33	11.5% to 11.5%	1.5%
	2009	2,198	184	11.95 to 11.95	19.5% to 19.5%	1.2%
Neuberger Berman AMT Large Cap Value Portfolio—Class I	2013	$854	69	$12.41 to $12.41	31.1% to 31.1%	1.1%
	2012	434	46	9.46 to 9.46	16.6% to 16.6%	0.4%
	2011	261	32	8.11 to 8.11	(11.4%) to (11.4%)	0.0%
	2010	348	38	9.15 to 9.15	15.7% to 15.7%	0.4%
	2009	606	77	7.91 to 7.91	56.1% to 56.1%	2.8%
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	2013	$162	11	$14.12 to $14.12	29.7% to 29.7%	1.0%
	2012	107	10	10.88 to 10.88	14.1% to 14.1%	0.7%
	2011	98	10	9.54 to 9.54	(1.1%) to (1.1%)	0.3%
	2010	81	8	9.65 to 9.65	9.4% to 9.4%	0.0%
	2009	37	4	8.82 to 8.82	44.5% to 44.5%	0.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

Oppenheimer Core Bond Fund/VA—Non-Service Shares	2013	$1	—	$10.89 to $10.89	(0.1%) to (0.1%)	5.1%
	2012	1	—	10.90 to 10.90	10.3% to 10.3%	4.9%
	2011	1	—	9.88 to 9.88	8.3% to 8.3%	5.8%
	2010	1	—	9.13 to 9.13	12.4% to 12.4%	1.6%
	2009	1	—	8.12 to 8.12	9.0% to 9.0%	0.0%
PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares	2013	$5,847	440	$13.30 to $13.30	(8.5%) to (8.5%)	1.0%
	2012	4,165	287	14.53 to 14.53	6.9% to 6.9%	1.5%
	2011	2,281	168	13.59 to 13.59	7.6% to 7.6%	2.4%
	2010	721	57	12.63 to 12.63	11.7% to 11.7%	2.6%
	2009	85	8	11.31 to 11.31	13.1% to 13.1%	2.6%
PIMCO High Yield Portfolio—Administrative Class Shares	2013	$1,970	144	$13.67 to $13.67	5.7% to 5.7%	5.7%
	2012	1,886	146	12.93 to 12.93	14.3% to 14.3%	5.4%
	2011	514	45	11.31 to 11.31	3.4% to 3.4%	6.7%
	2010	—	—	10.94 to 10.94	9.4% to 9.4%	5.7%
PIMCO Long-Term U.S. Government Portfolio—Administrative Class Shares	2013	$857	49	$17.34 to $17.34	(13.0%) to (13.0%)	2.3%
	2012	3,897	196	19.91 to 19.91	4.4% to 4.4%	2.0%
	2011	194	10	19.07 to 19.07	27.9% to 27.9%	2.7%
	2010	135	9	14.91 to 14.91	11.7% to 11.7%	3.6%
	2009	108	8	13.35 to 13.35	(4.4%) to (4.4%)	3.7%
PIMCO Low Duration Portfolio—Administrative Class Shares	2013	$8,181	569	$14.37 to $14.37	(0.1%) to (0.1%)	1.4%
	2012	4,713	328	14.39 to 14.39	5.9% to 5.9%	1.8%
	2011	2,808	207	10.50 to 13.60	0.9% to 1.1%	1.7%
	2010	2,025	151	10.41 to 13.45	2.9% to 5.3%	1.6%
	2009	1,892	148	10.12 to 12.77	13.3% to 13.3%	3.5%
PIMCO Real Return Portfolio—Administrative Class Shares	2013	$18,444	1,217	$14.79 to $15.13	(9.4%) to (9.2%)	1.6%
	2012	20,463	1,226	16.33 to 16.67	8.5% to 8.8%	1.1%
	2011	12,697	826	15.05 to 15.32	11.4% to 11.7%	2.1%
	2010	10,340	751	13.51 to 13.72	7.8% to 8.1%	1.4%
	2009	11,061	868	12.53 to 12.69	18.1% to 18.4%	3.0%
PIMCO Total Return Portfolio—Administrative Class Shares	2013	$66,908	3,885	$14.34 to $17.23	(2.2%) to (2.0%)	2.2%
	2012	59,287	3,376	14.67 to 17.57	9.3% to 9.6%	2.5%
	2011	46,389	2,895	13.41 to 16.03	3.4% to 3.6%	2.6%
	2010	44,122	2,853	12.98 to 15.48	7.8% to 8.1%	2.4%
	2009	39,126	2,736	12.03 to 14.31	13.0% to 14.1%	5.2%
Royce Micro-Cap Portfolio—Investment Class	2013	$6,797	329	$20.19 to $20.66	20.7% to 21.0%	0.5%
	2012	5,712	335	16.73 to 17.08	7.3% to 7.6%	0.0%
	2011	5,629	355	15.59 to 15.87	(12.3%) to (12.1%)	2.4%
	2010	7,571	420	17.78 to 18.05	29.6% to 30.0%	2.4%
	2009	2,286	165	13.71 to 13.89	57.6% to 58.0%	0.0%
Royce Small-Cap Portfolio—Investment Class	2013	$—	—	$—	—	—
	2012	—	—	—	—	—
	2011	7,402	562	11.26 to 13.16	(3.5%) to (3.3%)	0.3%
	2010	8,634	634	11.67 to 13.61	11.10% to 20.5%	0.1%
	2009	7,162	634	10.50 to 11.29	35.2% to 35.2%	0.0%
T. Rowe Price Blue Chip Growth Portfolio	2013	$33,317	1,439	$23.15 to $23.15	41.2% to 41.2%	0.0%
	2012	18,862	1,150	16.40 to 16.40	18.3% to 18.3%	0.2%
	2011	15,211	1,097	13.87 to 13.99	1.3% to 1.5%	0.0%
	2010	12,317	902	13.66 to 13.81	9.3% to 16.4%	0.0%
	2009	8,659	738	11.74 to 12.64	42.2% to 42.2%	0.0%
T. Rowe Price Equity Income Portfolio	2013	$—	—	$—	—	—
	2012	—	—	—	—	1.7%
	2011	20,176	1,538	13.04 to 15.96	(1.0%) to (0.7%)	1.7%
	2010	22,798	1,726	13.14 to 16.13	14.7% to 15.0%	1.9%
	2009	18,254	1,586	11.42 to 14.06	25.2% to 25.6%	2.0%
T. Rowe Price Equity Index 500 Portfolio	2013	$406	23	$18.02 to $18.02	31.9% to 31.9%	1.7%
	2012	555	41	13.66 to 13.66	15.6% to 15.6%	1.9%
	2011	503	43	11.82 to 11.82	1.8% to 1.8%	1.8%
	2010	214	18	11.60 to 11.60	14.6% to 14.6%	1.7%
	2009	393	39	10.13 to 10.13	26.1% to 26.1%	1.9%
T. Rowe Price International Stock Portfolio	2013	$3,074	168	$18.13 to $18.38	13.8% to 14.1%	0.8%
	2012	2,727	170	15.94 to 16.12	18.1% to 18.4%	0.7%
	2011	4,909	361	13.49 to 13.61	(13.1%) to (12.8%)	2.6%
	2010	2,912	187	15.51 to 15.61	14.2% to 14.5%	1.1%
	2009	2,099	154	13.59 to 13.64	52.0% to 52.4%	2.9%
T. Rowe Price Limited-Term Bond Portfolio	2013	$4,449	335	$13.28 to $13.74	(0.1%) to 0.1%	1.5%
	2012	5,804	438	13.26 to 13.76	2.2% to 2.5%	2.0%
	2011	3,802	293	12.94 to 13.46	1.3% to 1.6%	2.4%
	2010	3,589	282	12.74 to 13.28	2.8% to 3.1%	2.8%
	2009	2,444	198	12.35 to 12.92	8.0% to 8.3%	3.4%
T. Rowe Price New America Growth Portfolio	2013	$7,646	340	$22.51 to $22.51	38.0% to 38.0%	0.0%
	2012	7,803	478	16.31 to 16.31	13.1% to 13.1%	0.5%
	2011	5,888	408	14.42 to 15.48	(1.3%) to (1.1%)	0.2%
	2010	4,768	327	14.58 to 15.69	11.5% to 19.7%	0.2%
	2009	2,355	193	12.18 to 14.07	49.8% to 49.8%	0.0%
T. Rowe Price Personal Strategy Balanced Portfolio	2013	$16,906	848	$19.95 to $19.95	17.9% to 17.9%	1.5%
	2012	13,964	826	16.91 to 16.91	15.1% to 15.1%	1.9%
	2011	16,256	1,106	14.69 to 14.69	(0.3%) to (0.3%)	1.8%
	2010	29,287	1,987	14.74 to 14.74	13.7% to 13.7%	2.3%
	2009	25,168	1,941	12.96 to 12.96	32.1% to 32.1%	2.1%
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	2013	$24	2	$14.83 to $14.83	22.6% to 22.6%	0.7%
TOPS® Balanced ETF Portfolio—Class 2 Shares	2013	$11	1	$12.51 to $12.51	9.1% to 9.1%	0.5%
TOPS® Capital Preservation ETF Portfolio—Class 2 Shares	2013	$43	4	$11.71 to $11.71	4.6% to 4.6%	2.3%
	2012	3	—	11.20 to 11.20	12.0% to 12.0%	0.0%
TOPS® Growth ETF Portfolio—Class 2 Shares	2013	$16	1	$14.28 to $14.28	18.9% to 18.9%	0.2%
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	2013	$110	9	$11.82 to $11.82	7.9% to 7.9%	1.2%
	2012	3	—	10.95 to 10.95	9.5% to 9.5%	0.1%
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	2013	$10	1	$12.67 to $12.67	16.0% to 16.0%	1.2%
	2012	—	—	10.93 to 10.93	8.2% to 8.2%	0.0%
	2011	5,073	502	10.10 to 10.10	1.0% to 1.0%	0.0%
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	2013	$173	14	$12.35 to $12.35	12.4% to 12.4%	1.3%
	2012	6	1	10.99 to 10.99	9.9% to 9.9%	0.1%
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	2013	$161	12	$13.36 to $13.36	13.0% to 13.0%	0.6%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

UIF Emerging Markets Debt Portfolio—Class I	2013	$6,528	325	$18.35 to $20.08	(9.0%) to (8.7%)	4.4%
	2012	5,308	242	20.16 to 22.01	17.7% to 18.0%	2.9%
	2011	3,156	170	17.14 to 18.66	6.8% to 7.0%	4.4%
	2010	2,073	119	16.05 to 17.43	9.5% to 9.7%	4.5%
	2009	1,712	108	14.66 to 15.88	29.9% to 30.2%	6.8%
UIF Emerging Markets Equity Portfolio—Class I	2013	$—	—	$—	—	—
	2012	—	—	—	—	—
	2011	10,137	492	16.56 to 22.91	(18.5%) to (18.2%)	0.4%
	2010	12,979	514	20.30 to 28.10	18.7% to 19.0%	0.6%
	2009	8,800	417	17.10 to 23.68	69.3% to 69.8%	0.0%
UIF U.S. Real Estate Portfolio—Class I	2013	$10,087	424	$23.77 to $28.64	1.8% to 2.1%	1.2%
	2012	9,605	417	23.29 to 28.13	15.5% to 15.8%	0.9%
	2011	7,382	367	20.11 to 24.35	5.7% to 5.9%	0.8%
	2010	9,167	482	18.98 to 23.04	29.6% to 30.0%	2.0%
	2009	8,558	585	14.61 to 17.78	28.0% to 28.4%	3.1%
Van Eck VIP Global Hard Assets—Initial Class Shares	2013	$—	—	$—	—	—
	2012	—	—	—	—	—
	2011	2,187	271	8.06 to 8.06	(16.5%) to (16.5%)	1.0%
	2010	2,057	213	9.64 to 9.64	29.2% to 29.2%	0.2%
	2009	152	20	7.46 to 7.46	57.5% to 57.5%	0.1%
Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	2013	$385	32	$12.13 to $12.13	5.0% to 5.0%	0.0%
	2012	168	15	11.55 to 11.55	1.3% to 1.3%	0.0%
	2011	46	4	11.40 to 11.40	(2.3%) to (2.3%)	0.8%
	2010	225	19	11.66 to 11.66	5.0% to 5.0%	0.0%
	2009	188	17	11.11 to 11.11	13.9% to 13.9%	0.4%
Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	2013	$540	44	$12.24 to $12.41	(9.4%) to (9.2%)	2.4%
	2012	1,770	130	13.51 to 13.66	5.3% to 5.5%	1.8%
	2011	1,256	97	12.83 to 12.94	7.9% to 8.1%	7.6%
	2010	1,026	86	11.90 to 11.97	5.9% to 6.2%	0.2%
	2009	40	3	11.23 to 11.27	6.0% to 12.3%	0.5%
Not all investment options are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are 0.25% to 0.70%, excluding expenses of the underlying Funds, premium loads, sales expenses, monthly contract charges and surrender charges.

(1)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(2)	These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net asset value. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods. Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or equity as previously reported.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation

and the Corporate Sponsored Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2013, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the transfer agents at December 31, 2013, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers, LLP

New York, New York

March 24, 2014

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED FINANCIAL STATEMENTS

(GAAP Basis)

December 31, 2013 and 2012

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF FINANCIAL POSITION

	December 31,
	2013	2012
	(in millions)
ASSETS
Fixed maturities, at fair value
Available-for-sale (includes securities pledged as collateral that can be sold or repledged of $489 in 2013 and $451 in 2012)	$71,543	$72,188
Trading securities	497	126
Equity securities, at fair value
Available-for-sale	112	130
Trading securities	447	79
Mortgage loans, net of allowances	9,765	8,488
Policy loans	858	872
Securities purchased under agreements to resell	101	59
Investments in affiliates	2,288	2,522
Other investments	1,438	1,225

Total investments	87,049	85,689
Cash and cash equivalents	594	633
Deferred policy acquisition costs	2,847	2,027
Interest in annuity contracts	6,114	5,978
Amounts recoverable from reinsurer
Affiliated	6,877	7,675
Unaffiliated	1,390	300
Other assets	1,357	1,317
Separate account assets	26,434	21,638

Total assets	$132,662	$125,257

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholders’ account balances	$65,391	$63,733
Future policy benefits	14,069	11,579
Policy claims	339	270
Obligations under structured settlement agreements	6,114	5,978
Amounts payable to reinsurer
Affiliated	6,837	6,626
Unaffiliated	48	47
Other liabilities	2,730	3,291
Separate account liabilities	26,434	21,638

Total liabilities	121,962	113,162

Stockholder’s Equity
Capital stock — par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Additional paid in capital	3,928	3,928
Accumulated other comprehensive income	963	3,024
Retained earnings	5,784	5,118

Total stockholder’s equity	10,700	12,095

Total liabilities and stockholder’s equity	$132,662	$125,257

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF OPERATIONS

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Revenues
Premiums	$3,384	$2,816	$2,427
Fees-universal life and annuity policies	889	885	838
Net investment income	3,612	3,611	3,597
Net investment (losses) gains
Total other-than-temporary impairments on fixed maturities	(45)	(63)	(122)
Total other-than-temporary impairments on fixed maturities recognized in accumulated other comprehensive income	11	18	14
All other net investment (losses) gains	(65)	75	93

Total net investment (losses) gains	(99)	30	(15)
Net revenue from reinsurance	71	85	82
Other income	94	68	55

Total revenues	7,951	7,495	6,984

Expenses
Interest credited to policyholders’ account balances	1,847	2,055	2,415
Increase in liabilities for future policy benefits	2,718	2,199	1,983
Policyholder benefits	1,164	973	867
Operating expenses	1,363	1,416	1,307

Total expenses	7,092	6,643	6,572

Income before income taxes	859	852	412
Income tax expense	193	240	88

Net income	$666	$612	$324

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Net income	$666	$612	$324

Other comprehensive (loss) income, net of tax
Net unrealized investment (losses) gains
Net unrealized investment (losses) gains arising during the period	(1,998)	1,004	1,091
Less: reclassification adjustment for net unrealized investment gains included in net income	63	86	85

Net unrealized investment (losses) gains, net	(2,061)	918	1,006

Total other comprehensive (loss) income, net of tax	(2,061)	918	1,006

Comprehensive (loss) income	$(1,395)	$1,530	$1,330

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF STOCKHOLDER’S EQUITY

Years Ended December 31, 2013, 2012 and 2011

(in millions)

			Accumulated Other Comprehensive Income
	Capital Stock	Additional Paid In Capital	Net Unrealized Investment Gains (Losses)	Net Unrealized Gains (Losses) on Other-Than Temporarily Impaired Fixed Maturity Investments	Retained Earnings	Total Stockholder’s Equity
Balance at January 1, 2011	$25	$3,628	$1,158	$(58)	$4,182	$8,935
Net income					324	324
Other comprehensive income, net of tax			1,003	3		1,006
Capital Contribution		300				300

Balance at December 31, 2011	$25	$3,928	$2,161	$(55)	$4,506	$10,565
Net income					612	612
Other comprehensive income, net of tax			872	46		918

Balance at December 31, 2012	$25	$3,928	$3,033	$(9)	$5,118	$12,095
Net income					666	666
Other comprehensive (loss) income, net of tax			(2,071)	10		(2,061)

Balance at December 31, 2013	$25	$3,928	$962	$1	$5,784	$10,700

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF CASH FLOW

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Cash Flows from Operating Activities:
Net income	$666	$612	$324
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	(4)	(8)	11
Net capitalization of deferred policy acquisition costs	(44)	127	10
Universal life and annuity fees	(718)	(677)	(623)
Interest credited to policyholders’ account balances	1,847	2,055	2,415
Capitalized interest and dividends reinvested	(207)	(192)	(153)
Net investment losses (gains)	99	(30)	15
Equity in earnings of limited partnerships	22	23	6
Deferred income taxe expense (benefit)	50	61	(160)
Net revenue from intercompany reinsurance	(1)	(1)	(1)
Net change in unearned revenue liability	140	32	25
Changes in:
Other assets and other liabilities	67	25	200
Reinsurance payables	(59)	(10)	(1)
Policy claims	69	(12)	51
Future policy benefits	2,685	2,265	1,985

Net cash provided by operating activities	4,612	4,270	4,104

Cash Flows from Investing Activities:
Proceeds from:
Sale of available-for-sale fixed maturities	3,979	3,752	5,233
Maturity and repayment of available-for-sale fixed maturities	9,329	8,683	8,256
Sale of equity securities	34	128	120
Repayment of mortgage loans	1,167	816	657
Sale of other investments	2,134	1,969	3,083
Sale of trading securities	280	39	1
Maturity and repayment of trading securities	61	31	34
Cost of:
Available-for-sale fixed maturities acquired	(16,219)	(13,407)	(16,062)
Equity securities acquired	–	(58)	(282)
Mortgage loans acquired	(2,431)	(2,149)	(2,010)
Acquisition of other investments	(1,962)	(3,005)	(3,873)
Acquisition of trading securities	(1,013)	(112)	(86)
Securities purchased under agreements to resell	(42)	31	56
Cash collateral received (paid) on derivatives	7	–	(10)
Policy loans	12	(32)	(27)

Net cash used in investing activities	(4,664)	(3,314)	(4,910)

Cash Flows from Financing Activities:
Policyholders’ account balances:
Deposits	6,116	4,763	6,187
Withdrawals	(4,325)	(4,370)	(4,817)
Net transfers to the separate accounts	(1,518)	(1,145)	(806)
Increase in loaned securities	39	–	–
Securities sold under agreements to repurchase	(76)	(38)	(68)
Net paydowns from debt	(4)	(2)	(11)
Change in book and bank overdrafts	–	33	(12)
Cash collateral paid on derivatives	(215)	(82)	(30)
Capital contribution from parent	–	–	123

Net cash provided (used) by financing activities	17	(841)	566

Effect of exchange rate changes on cash and cash equivalents	(4)	(2)	(1)

Net (decrease) increase in cash and cash equivalents	(39)	113	(241)
Cash and cash equivalents, beginning of year	633	520	761

Cash and cash equivalents, end of year	$594	$633	$520

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(GAAP BASIS)

DECEMBER 31, 2013, 2012 AND 2011

NOTE 1 — NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (the “Company”), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its Insurance and Agency and Investment Groups. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through New York Life’s career agency force with certain products also marketed through third party banks, brokers and independent financial advisors.

NOTE 2 — BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation with majority owned and controlled subsidiaries, as well as a variable interest entity in which the Company is considered the primary beneficiary. All intercompany transactions have been eliminated in consolidation.

Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or equity as previously reported. Refer to Note 18 — Supplemental Cash Flow Information for further discussion.

The Delaware State Insurance Department (“the Department”) recognizes only statutory accounting practices for determining and reporting the financial position and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP (refer to Note 19 — Statutory Financial information) for further discussion.

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”) and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value, refer to Note 9 — Fair Value Measurements. The amortized cost of fixed maturities is adjusted for amortization of premium and accretion of discount. Interest income, as well as the related amortization of premium and accretion of discount, is included in Net investment income in the accompanying Consolidated Statement of Operations. Unrealized gains and losses on available-for-sale securities are reported as net unrealized investment (losses) gains in Accumulated other comprehensive income (“AOCI”), net of deferred taxes and related adjustments, in the accompanying Consolidated Statement of Financial Position. Unrealized gains and losses from fixed maturity investments

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

classified as trading are reflected in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. For mortgage-backed and asset-backed securities, projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to Net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

The cost basis of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary, and a realized loss is recognized in Net investment (losses) gains in the accompanying Consolidated Statement of Operations. The new cost basis is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, impaired fixed maturities are accounted for as if purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Factors considered in evaluating whether a decline in the value of fixed maturities is other-than-temporary include: (i) whether the decline is substantial; (ii) the duration of time that the fair value has been less than cost; and (iii) the financial condition and near-term prospects of the issuer. Mortgage-backed and asset-backed securities rated below AA at acquisition, when the fair value is below amortized cost and there are negative changes in estimated future cash flows, are deemed other-than-temporary impaired securities.

With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity’s cost and its fair value is recognized in earnings only when either the Company (i) has the intent to sell the fixed maturity security or (ii) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If these conditions do not exist, an OTTI would be recognized in earnings (“credit loss”) for the difference between the amortized cost basis of the fixed maturity and the present value of projected future cash flows expected to be collected. The difference between the fair value and the present value of projected future cash flows expected to be collected represents the portion of OTTI related to other-than credit factors (“non-credit loss”) and is recognized in other comprehensive income or loss (“OCI”). The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity prior to impairment.

The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults and recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, information such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

Equity securities are carried at fair value. For a discussion on valuation methods for equity securities, refer to Note 9 — Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are reflected as net unrealized investment (losses) gains in AOCI, net of deferred taxes and related adjustments, in the accompanying Consolidated Statement of Financial Position. Unrealized gains and losses from investments in equity securities classified as trading are reflected in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

Factors considered in evaluating whether a decline in value of an available-for-sale equity security is other-than-temporary include: (i) whether the decline is substantial; (ii) the duration that the fair value has been less than cost; and (iii) the financial condition and near-term prospects of the issuer. For equity securities, the Company also considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. When it is determined that a decline in value is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with the associated realized loss reported in Net investment (losses) gains in the accompanying Consolidated Statement of Operations. The new cost basis is not adjusted for subsequent increases in estimated fair value.

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts or premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is updated triennially unless a more current appraisal is warranted. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company’s historical loss experience as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk based on geographic locations and property types as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio takes into account loan-to-value ratios (“LTV”) of the portfolio, as well as expected defaults and loss severity of loans deemed to be delinquent. Changes to the specific and general valuation allowances are reflected in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. A specific valuation allowance is established for mortgage loans restructured in a TDR for the excess carrying value of the mortgage loan over the estimated fair value of the collateral.

Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy’s cash surrender value.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Investment in Affiliates consists of the Company’s investment in the New York Life Short Term Fund (“STIF”) and a revolving loan agreement with Madison Capital Funding LLC (“MCF”). For further discussion, refer to Note 6 — Investments.

Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives (see discussion on Derivative Financial Instruments below), short-term investments, real estate and senior secured commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs.

In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices. The Company retains this specialized accounting practice in consolidation and for the equity method. For limited partnerships, this results in unrealized gains and losses from underlying investments being recorded in Net investment income in the accompanying Consolidated Statement of Operations. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in Other investments in the accompanying Consolidated Statement of Financial Position.

Senior secured commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve and net of any deferred fees on originated loans, or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a monthly basis for collectability in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan’s effective interest rate, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred but not specifically identified losses is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding loans in each related risk category to determine the general reserve on these loans. Changes to the specific and general valuation allowances are reflected in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

At the time of funding of a loan, management determines the amount of the loan that will be held-for-sale. The syndication amounts have historically been sold within one year. Loans held for sale are carried at the lower of cost or fair value on an individual asset basis.

Net investment gains or losses on sales are generally computed using the specific identification method.

The authoritative guidance provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent accounting measurement attribute for certain financial assets and liabilities. Unrealized gains and losses on certain financial assets for which the fair value option has been elected are reported in Net investment (losses) gains in the accompanying Consolidated Statement of Operations. The decision to elect the fair value option is determined on an instrument by instrument basis, must be applied to an entire instrument and is irrevocable once elected. Refer to Note 9 — Fair Value Measurements for more information on the fair value option.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

Derivative Financial Instruments

Derivatives are recorded at fair value either as assets, within Other investments or as liabilities, within Other liabilities in the accompanying Consolidated Statement of Financial Position, except for embedded derivatives which are recorded with the associated host contract. The classification of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it qualifies and is designated for hedge accounting. Changes in fair value, for derivatives that do not qualify or are not designated for hedge accounting, are included in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and ineffectiveness is measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument is within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expired or is sold, terminated or exercised; (iii) it is probable that the forecasted transaction will not occur, or (iv) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

In order to mitigate counterparty credit risk, the Company receives collateral from counterparties with derivatives in a net positive fair value, which is included in Other liabilities in the accompanying Consolidated Statement of Financial Position. The Company also posts collateral for derivatives that are in a net liability position, which is included in Other assets in the accompanying Consolidated Statement of Financial Position (refer to Note 7 — Derivative Financial Instruments and Risk Management).

Cash Flow Hedges

The Company accounts for the following as cash flow and foreign currency hedges, when they qualify for hedge accounting under the requirements of the authoritative guidance: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

When a derivative is designated as a cash flow hedge and determined to be highly effective, changes in fair value are recorded as unrealized gains or losses in OCI and deferred until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, these unrealized gains or losses are reclassified to earnings to the same line item as the associated hedged item’s cash flows, in either Net investment (losses) gains or Net investment income in the accompanying Consolidated Statement of Operations. Any ineffectiveness is immediately recognized in earnings and included in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

When a derivative is designated as a foreign currency cash flow hedge and is determined to be highly effective, changes in fair value are recorded as unrealized gain or losses in OCI. The change in fair value of the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

derivative relative to the changes in foreign exchange rates affect earnings in the same period as the foreign exchange transaction gains and losses on the underlying hedged item in Net investment (losses) gains in the accompanying Consolidated Statement of Operations. Any ineffectiveness is immediately recognized in earnings and included as Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

Embedded Derivatives

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded with the associated host contract in the accompanying Consolidated Statement of Financial Position at fair value and changes in their fair value are recorded in earnings. In certain instances, the Company may elect to carry the entire contract on the Consolidated Statement of Financial Position at fair value.

For further information on the Company’s derivative instruments and related hedged items and their effect on the Company’s financial position, financial performance and cash flows, refer to Note 7 — Derivative Financial Instruments and Risk Management.

Variable Interest Entities (“VIEs”)

In the normal course of its investment activities, the Company enters into relationships with various special purpose entities (“SPEs”) and other entities that are deemed to be VIEs. A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it is the VIE’s primary beneficiary, it is required to consolidate the VIE.

The Company is the primary beneficiary of a VIE if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. If both conditions are present, the Company is required to consolidate the VIE.

This authoritative guidance is deferred indefinitely for certain entities that have the attributes of investment companies, with the exception of securitizations, asset-backed financings, collateralized structures and former qualifying SPEs. In addition, entities are not eligible for the deferral if any obligation to fund losses or guarantee performance exists. In accordance with the deferral provisions, the Company is the primary beneficiary and is required to consolidate the VIE if it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns, or both.

Loaned Securities and Repurchase Agreements

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income, which is earned over the life of the agreement. The liability for repurchasing the assets is included in Other liabilities in the accompanying Consolidated Statement of Financial Position.

The Company enters into securities lending agreements whereby certain investment securities are loaned to third parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability for collateral received on securities lending in Other liabilities in the accompanying Consolidated Statement of Financial Position. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into tri-party repurchase agreements to purchase and resell securities. Securities purchased under agreements to resell are treated as investing activities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities to be resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the repurchase agreements as Securities purchased under agreements to resell in the accompanying Consolidated Statement of Financial Position.

Deferred Policy Acquisition Costs

DAC consists primarily of incremental direct costs of contract acquisition that are incurred in transactions with employees, including career agents and independent third-parties as well as the portion of employee compensation costs related to underwriting, policy issuance and processing, medical inspection and contract selling for successfully negotiated contracts. These costs have been deferred and recorded as an asset in the accompanying Consolidated Statement of Financial Position.

For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the estimated life of those contracts. Annually, the Company conducts a review of valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, valuation assumptions are updated and the impact is reflected as retroactive adjustments in the current year’s amortization (“unlocking”) and is included in Operating expenses in the accompanying Consolidated Statement of Operations. For these contracts, the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in OCI in the accompanying Consolidated Statement of Financial Position.

For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Sales Inducements

For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder’s initial deposit and additional credits to the policyholder’s account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company also offers enhanced crediting rates on certain dollar cost averaging programs related to its deferred annuity products. From time to time, the Company conducts term life insurance conversion programs under which certain policyholders are offered additional premium credits, which are considered sales inducements, when converting a term life insurance policy or rider to a permanent life insurance contract. The Company defers these aforementioned sales inducements and generally amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other assets in the accompanying Consolidated Statement of Financial Position.

Intangible Assets

The Company holds an intangible asset with a finite life which is amortized over its useful life. Intangible assets with finite useful lives are tested for impairment when facts and circumstances indicate that the carrying amount may not be recoverable, and an impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows attributable to the asset. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value.

Fair value is generally determined using a discounted cash flow analysis with assumptions that a market participant would use.

All intangible assets are reported in Other assets in the accompanying Consolidated Statement of Financial Position.

Policyholders’ Account Balances

The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts (refer to Note 12 — Policyholders’ Liabilities).

Future Policy Benefits

The Company’s liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and/or morbidity for lapse or surrender are generally based on the Company’s historical experience or standard industry tables including a provision for the risk of adverse deviation (“PAD”). Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then additional liabilities may be required, resulting in a charge to Increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Operations. The Company does not establish loss reserves until a loss has occurred.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain non-traditional long-duration life and annuity contracts and deferred profit on limited pay contracts. Refer to Note 12 — Policyholders’ Liabilities for a discussion on guaranteed minimum benefits.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Policy Claims

The Company’s liability for policy claims includes a liability for unpaid claims and claim adjustment expenses. Unpaid claims and claim adjustment expenses include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Debt

Debt is generally carried at unpaid principal balance and is included in Other liabilities in the accompanying Consolidated Statement of Financial Position. Refer to Note 9 — Fair Value Measurements for discussion on the fair value of debt.

Separate Account Assets and Liabilities

The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (“SEC”) and others that are not registered with the SEC. The Company reports separately, as separate account assets and separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (iii) investments are directed by the contractholder or in accordance with specific investment objectives; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company’s general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders’ interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

Other Assets and Other Liabilities

Other assets primarily consist of investment income due and accrued, receivables from affiliates and sales inducements. Other liabilities primarily consist of net deferred tax liabilities, collateral received on securities loaned, employee and agent benefits, and payables to affiliates.

Fair Value Measurements

For fair values of various assets and liabilities refer to Note 9 — Fair Value Measurements.

Recognition of Insurance Income and Related Expenses

Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing liabilities for future policy benefits (as discussed in Note 12 — Policyholders’ Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders’ account balances (as discussed in Note 12 — Policyholders’ Liabilities). Revenues from these

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as Fee income in the accompanying Consolidated Statement of Operations. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio. The Company establishes an unearned revenue liability for amounts previously assessed to compensate the Company for services to be performed over future periods. These amounts are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note 14 — Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Operations.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared to each other. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The authoritative guidance on income taxes requires an evaluation of the recoverability of deferred tax assets and establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (i) the nature of deferred tax assets and liabilities; (ii) whether they are ordinary or capital; (iii) in which tax jurisdictions they were generated and the timing of their reversal; (iv) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (v) the length of time that carryovers can be utilized in the various tax jurisdictions; (vi) any unique tax rules that would impact the utilization of the deferred tax assets; and (vii) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are included within Other liabilities and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as Income tax expense in the accompanying Consolidated Statement of Operations.

NOTE 4 — BUSINESS RISKS AND UNCERTAINTIES

In periods of extreme volatility and disruption in the securities and credit markets and under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins.

The Company’s investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, preferred and common stocks and equity real estate. The fair value of the Company’s investments varies depending on economic and market conditions and the interest rate environment. Furthermore, with respect to investments in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk, significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

Certain of these investments lack liquidity, such as privately placed fixed income securities, equity real estate and other limited partnership interests. The Company also holds certain investments in asset classes that are liquid but may experience significant market fluctuations, such as mortgage-backed and other asset-backed securities. If the Company were to require significant amounts of cash on short notice in excess of cash on hand and the Company’s portfolio of liquid investments, the Company could have difficulty selling these investments in a timely manner, be forced to sell them for less than the Company otherwise would have been able to realize, or both.

In periods of high or increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses. In addition, when interest rates rise, the Company may face competitive pressure to increase crediting rates on certain insurance and annuity contracts, and such changes may occur more quickly than corresponding changes to the rates earned on the Company’s general account investments.

During periods of low or declining interest rates, the Company is contractually obligated to credit a fixed minimum rate of interest on certain of the Company’s life insurance and annuity policies. Should yields on new investments decline to levels below these guaranteed minimum rates for a long enough period, the Company may be required to credit interest to policyholders at a higher rate than the rate of return the Company earns on the Company’s portfolio of investments supporting those products, thus generating losses.

Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company establishes and carries reserves to pay future policyholder benefits and claims. The process of calculating reserve amounts for an insurance organization involves the use of a number of estimates and assumptions including those related to mortality (the relative incidence of death in a given time or place), morbidity (the incidence rate of a disease or medical condition) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). Since the Company cannot precisely determine the amount or timing of actual future benefits and claims, actual results could differ significantly from those assumed. Deviations from one or more of these estimates and assumptions could have a material adverse effect on the Company’s results of operations or financial condition.

The Company sets prices for many of its insurance and annuity products based upon expected claims and payment patterns, using assumptions for mortality, morbidity, persistency (how long a contract stays in force) and interest rates. In addition to the potential effect of natural or man-made disasters, significant changes in mortality could emerge gradually over time, due to changes in the natural environment, the health habits of the insured population, effectiveness of treatment for disease or disability, or other factors. In addition, the Company could fail to accurately provide for changes in other pricing assumptions, including changes in interest and inflation rates. Significant negative deviations in actual experience from the Company’s pricing assumptions could have a material adverse effect on the profitability of its products. The Company’s earnings are significantly influenced by the claims paid under its insurance contracts and will vary from period to period depending upon the amount of claims incurred. There is only limited predictability of claims experience within any given month or year. The Company’s future experience may not match its pricing assumptions or its past results. As a result, the Company’s results of operations and financial condition could be materially adversely affected.

Issuers or borrowers whose securities or loans the Company holds, customers, trading counterparties, counterparties under swaps and other derivative contracts, reinsurers, clearing agents, exchanges, clearing houses and other financial intermediaries and guarantors may default on their obligations to the Company due to bankruptcy, insolvency, lack of liquidity, adverse economic conditions, operational failure, fraud or other reasons. In addition, the underlying collateral supporting the Company’s structured securities, including mortgage-backed securities, may deteriorate or default causing these structured securities to incur losses.

Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company’s products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

Revenues of the Company’s variable products are, to a large extent, based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues. The level of assets under management could also be negatively affected by withdrawals or redemptions.

The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

The Risk-Based Capital (“RBC”) ratio is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company’s products, interest rate risk and general business risks. Disruptions in the capital markets could increase equity and credit losses and reduce the Company’s statutory surplus and RBC ratio. To the extent the Company’s statutory capital resources are deemed to be insufficient to maintain a particular rating by one or more rating agencies, the Company may seek to

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

improve its capital position, including through operational changes and potentially seeking capital from New York Life.

The Company faces significant competition.

The Company faces strong competition in its Insurance and Agency and Investment Group businesses. The Company’s ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

New York Life’s career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company’s ability to meet its financial obligations. These ratings indicate a rating agency’s view of an insurance company’s ability to meet its obligations to its insured. In certain of the Company’s markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company. A significant downgrade in the Company’s ratings could materially and adversely affect its competitive position in the life insurance market and increase its cost of funds. In addition, downgrades of the sovereign credit rating of the United States of America would likely result in a corresponding downgrade of the financial strength rating of the Company by certain rating agencies, which could have an adverse effect on the Company’s results of operations.

Regulatory developments in the markets in which the Company operates could affect the Company’s business.

Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation, derivatives and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The attractiveness to the Company’s customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company’s products to its customers.

A computer system failure or security breach could disrupt the Company’s business, damage its reputation and adversely impact its profitability.

The Company relies on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company has policies, procedures, automation and backup plans and facilities designed to prevent or limit the effect of failure, its computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond its control. The failure of the Company’s computer systems for any reason could disrupt its operations, result in the loss of customer business and adversely impact its profitability.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company retains confidential information on its computer systems, including customer information and proprietary business information. Any compromise of the security of the Company’s computer systems that results in the disclosure of personally identifiable customer information could damage the Company’s reputation, expose the Company to litigation, increase regulatory scrutiny, and require it to incur significant technical, legal and other expenses.

NOTE 5 — RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (FASB) issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate (“LIBOR”). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and should be applied prospectively. Adoption of the guidance did not have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. The disclosures required by this guidance are included in Note 10 — Investment Income and Investment Gains and Losses.

In December 2011 and January 2013, the FASB issued updated guidance and enhanced disclosure requirements for financial instruments and derivative instruments that are either offset in accordance with existing guidance for right of setoff or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the financial statement. The FASB also clarified the scope of the new GAAP offsetting guidance, which only applies to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with GAAP guidance or subject to a master netting arrangement or similar agreement. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the accompanying Consolidated Statement of Financial Position and instruments and transactions subject to an agreement similar to a master netting arrangement. The guidance is effective for annual reporting periods beginning on or after January 1, 2013 and should be applied retrospectively for all comparative periods presented. The Company’s adoption of this guidance did not have an impact on the Company’s consolidated financial position or results of operations but resulted in additional disclosures related to derivatives included in Note 7 — Derivative Financial Instruments and Risk Management, and securities purchased under agreements to resell included in Note 15 — Commitments and Contingencies.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of OCI as part of the Consolidated Statement of Stockholder’s Equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

items that are reported in OCI or when an item of OCI must be reclassified to net income. The Company opted to present net income and other comprehensive income in two separate consecutive statements. The Company adopted this guidance effective January 1, 2012. This guidance impacted the financial statement presentation but did not have an impact on the Company’s consolidated financial position or results of operations.

In May 2011, the FASB issued updated guidance on fair value measurements and related disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 9 — Fair Value Measurements. The Company adopted this guidance effective January 1, 2012. The adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute TDRs. This guidance is intended to assist creditors in their evaluation of whether conditions exist that constitute a TDR. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company’s retroactive adoption of this guidance effective January 1, 2011 did not have a material effect on the Company’s consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company adopted this guidance effective January 1, 2012. The adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In October 2010, the FASB issued guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company’s results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company’s cash flows. Effective January 1, 2012, the Company adopted this guidance retrospectively.

The following tables present amounts as previously reported in 2011, the effect on those amounts of the change due to the retrospective adoption of the amended DAC guidance as described above. The adjusted amounts that are reflected in the accompanying Consolidated Financial Statements are included herein.

Consolidated Statement of Operations:
	2011
	As Previously Reported	Effect of Change	As Currently Reported
Total Revenues	$6,984	$–	$6,984
Increase in liabilities for future policy benefits	1,953	30	1,983
Operating expenses	1,274	33	1,307
Total Expenses	6,509	63	6,572

Income before income taxes	475	(63)	412
Income tax expense	110	(22)	88
Net income	$365	$(41)	$324

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Consolidated Statement of Cash Flows:
	2011
	As Previously Reported	Effect of Change	As Currently Reported
Cash Flows from Operating Activities:
Net income	$365	$(41)	$324
Changes in:
Deferred policy acquisition costs	(23)	33	10
Deferred income tax benefit	(138)	(22)	(160)
Future policy benefits	1,955	30	1,985
Net cash provided by operating activities*	$4,104	$–	$4,104

*	Restated for prior year reclassifications.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company’s financing receivable portfolio. The disclosures were effective for interim and annual reporting periods ending on or after December 15, 2011 for private companies. The Company elected to early adopt this guidance and provided the disclosures required by this guidance in Note 6 — Investments. The disclosures regarding activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. In January 2011, the FASB deferred the disclosures required by this guidance related to TDRs. The deferred disclosures, which were retrospectively adopted effective January 1, 2011, did not have a material effect on the Company’s financial statement disclosures.

In April 2010, the FASB issued guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively for all prior periods upon the date of adoption, with early adoption permitted. The Company’s adoption of this guidance, effective January 1, 2011, did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

Future Adoption of New Accounting Pronouncements

In January 2014, FASB issued new guidance to clarify that an in-substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. This new guidance is effective for annual periods beginning after December 15, 2014 and should be adopted using either a modified retrospective transition method or a prospective transition method. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In January 2014, FASB issued new guidance to permit reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in Income tax expense in the accompanying Consolidated Statement of Operations. This new guidance is effective for annual periods beginning after December 15, 2014 and should be applied retrospectively. This guidance is not expected to have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued new guidance regarding joint and several liabilities. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. This new guidance is effective for annual reporting periods that begin after December 15, 2013 and is not expected to have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In March 2013, the FASB issued updated guidance regarding the recognition in net income of the cumulative translation adjustment upon the sale or loss of control of a business or group of assets residing in a foreign subsidiary, or a loss of control of a foreign investment. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2013 and should be applied prospectively. This guidance is not expected to have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In June 2013, the FASB issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively. This guidance is not expected to have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance is effective for annual reporting periods that begin after December 15, 2013, and should be applied prospectively, with early application permitted. This guidance is not expected to have a material effect on the Company’s consolidated financial position, results of operations, and financial statement disclosures.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 6 — INVESTMENTS

Fixed Maturities

The amortized cost and estimated fair value of fixed maturities as of December 31, 2013 and 2012, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because issuers may have the right to call or repay obligations with or without call or prepayment penalties.

	2013		2012
Available-for-sale	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$2,575	$2,625	$3,086	$3,142
Due after one year through five years	13,946	14,813	14,159	15,273
Due after five years through ten years	16,891	17,370	14,916	16,550
Due after ten years	9,783	9,905	7,462	8,711
Mortgage-backed and asset-backed securities:
U.S. agency mortgage-backed and asset-backed securities	15,466	15,792	15,373	16,933
Non-agency mortgage-backed securities	6,868	7,027	7,130	7,521
Non-agency asset-backed securities[2]	4,026	4,011	3,970	4,058
Other	–	–	–	–

Total available-for-sale	$69,555	$71,543	$66,096	$72,188

At December 31, 2013 and 2012, the distribution of gross unrealized gains and losses on investments in fixed maturities were as follows (in millions):

	2013
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI[1]
U.S. Treasury	$862	$26	$11	$877	$(1)
U.S. government corporations and agencies	1,399	83	13	1,469	–
U.S. agency mortgage-backed and asset-backed securities	15,466	727	401	15,792	–
Foreign governments	577	53	1	629	–
U.S. corporate	29,513	1,595	501	30,607	–
Foreign corporate	10,844	447	160	11,131	–
Non-agency residential mortgage-backed securities	2,062	70	59	2,073	(27)
Non-agency commercial mortgage-backed securities	4,806	207	59	4,954	–
Non-agency asset-backed securities[2]	4,026	23	38	4,011	(3)

Total available-for-sale	$69,555	$3,231	$1,243	$71,543	$(31)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI[1]
U.S. Treasury	$857	$89	$1	$945	$–
U.S. government corporations and agencies	1,558	221	1	1,778	–
U.S. agency mortgage-backed and asset-backed securities	15,373	1,577	17	16,933	–
Foreign governments	737	89	1	825	–
U.S. corporate	26,865	2,859	40	29,684	*
Foreign corporate	9,606	846	8	10,444	–
Non-agency residential mortgage-backed securities	2,580	82	91	2,571	(47)
Non-agency commercial mortgage-backed securities	4,550	407	7	4,950	–
Non-agency asset-backed securities[2]	3,970	113	25	4,058	(6)

Total available-for-sale	$66,096	$6,283	$191	$72,188	$(53)

*	Amounts less than $1 million.

[1]

Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. Amount excludes $20 million and $22 million for the years ended December 31, 2013 and 2012, respectively, of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

[2]	Includes auto loans, credit cards, education loans and other asset types.

At December 31, 2013 and 2012, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $877 million and $372 million, respectively.

The Company accrues interest income on fixed maturities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

The Company had no investments in fixed maturities that have been non-income producing for the last twelve months at December 31, 2013. Investments in fixed maturities that have been non-income producing for the last twelve months totaled less than $1 million at December 31, 2012. These investments have been deemed other-than-temporarily impaired.

Equity Securities

At December 31, 2013 and 2012, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
2013	$79	$34	$1	$112
2012	$111	$21	$2	$130

There were no investments in non-redeemable preferred stock that have been non-income producing for the last twelve months at December 31, 2013 and 2012.

Mortgage Loans

The Company’s mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2013 and 2012, contractual commitments to extend credit under mortgage loan agreements amounted to $374 million and $292 million, respectively, at fixed and floating interest rates ranging from 1.94% to 6.50% in 2013, and from 2.74% to 6.11% in 2012. These commitments are diversified by property type and geographic region.

At December 31, 2013 and 2012, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

	2013		2012
	Amount	% of Total	Amount	% of Total
Property Type:
Office buildings	$3,032	31.0%	$2,820	33.2%
Retail facilities	2,364	24.1	2,286	26.8
Apartment buildings	2,858	29.2	1,814	21.3
Industrial	1,198	12.2	1,315	15.4
Residential	162	1.7	247	2.9
Hotel/Motel	176	1.8	38	0.4
Other	3	–	3	–

Total mortgage loans	$9,793	100.0%	$8,523	100.0%

Allowance for credit losses	$(28)		$(35)

Total net mortgage loans	$9,765		$8,488

	2013		2012
	Amount	% of Total	Amount	% of Total
Geographic Region:
South Atlantic	$2,866	29.3%	$2,562	30.1%
Central	2,136	21.9	1,934	22.7
Pacific	2,229	22.8	1,914	22.5
Middle Atlantic	2,179	22.3	1,752	20.6
New England	315	3.2	293	3.4
Other	68	0.5	68	0.7

Total mortgage loans	$9,793	100.0%	$8,523	100.0%

Allowance for credit losses	$(28)		$(35)

Total net mortgage loans	$9,765		$8,488

The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. An analysis of the aging of the recorded investment gross of the allowance for credit losses that

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

are past due is presented below. The table includes a breakdown of the mortgage loans that are ninety days past due and either are (1) still accruing interest or (2) on non-accrual status (in millions):

	2013
	Past Due Under 90 Days	Past Due Greater Than 90 Days	Current	Total Mortgage Loans
Property Type:
Office buildings	$–	$–	$3,032	$3,032
Retail facilities	–	–	2,364	2,364
Apartment buildings	–	–	2,858	2,858
Industrial	–	–	1,198	1,198
Residential	–	4	158	162
Hotel/Motel	–	–	176	176
Other	–	–	3	3

Total recorded investment[1]	$–	$4	$9,789	$9,793

	2012
	Past Due Under 90 Days	Past Due Greater Than 90 Days	Current	Total Mortgage Loans
Property Type:
Office buildings	$–	$–	$2,820	$2,820
Retail facilities	–	–	2,286	2,286
Apartment buildings	–	–	1,814	1,814
Industrial	–	–	1,315	1,315
Residential	–	7	240	247
Hotel/Motel	–	–	38	38
Other	–	–	3	3

Total recorded investment[1]	$–	$7	$8,516	$8,523

[1]	Recorded investment reflects the balance sheet carrying value gross of related allowance.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

As discussed in Note 3 — Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements, and a general reserve for probable incurred but not specifically identified losses. The activity in the mortgage loan specific and general reserves for the years ended December 31, 2013 and 2012 are summarized below (in millions):

	2013
Allowance for credit losses:	Residential	Commercial	Total
Beginning balance	$6	$29	$35
Direct write-downs	(1)	–	(1)
Provision for credit losses	(1)	(5)	(6)

Ending balance	$4	$24	$28

Ending Balance:
Individually evaluated for impairment (specific)	$2	$1	$3
Collectively evaluated for impairment (general)	$2	$23	$25
Mortgage Loans:
Ending balance (recorded investment, gross of allowance for credit losses):
Individually evaluated for impairment (specific)	$8	$–	$8
Collectively evaluated for impairment (general)	$154	$9,631	$9,785

	2012
Allowance for credit losses:	Residential	Commercial	Total
Beginning balance	$7	$37	$44
Direct write-downs	–	(6)	(6)
Recoveries	(1)	(2)	(3)

Ending balance	$6	$29	$35

Ending Balance:
Individually evaluated for impairment (specific)	$3	$–	$3
Collectively evaluated for impairment (general)	$3	$29	$32
Mortgage Loans:
Ending balance (recorded investment, gross of allowance for credit losses):
Individually evaluated for impairment (specific)	$8	$3	$11
Collectively evaluated for impairment (general)	$236	$8,276	$8,512

For the year ended December 31, 2011, the provision for credit losses was $1 million and direct write-downs were $2 million.

The Company closely monitors mortgage loans with the potential for impairment by considering a number of factors. For commercial mortgage loans, these factors include, but are not limited to, loan to value (LTV), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate and catastrophic events. For residential mortgage loans, loans that are sixty or more days delinquent are monitored for potential impairment.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

As mentioned above, the Company uses LTV as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. As of December 31, 2013 and 2012, LTVs on the Company’s mortgage loans, based upon the recorded investment gross of allowance for credit losses, are as follows (in millions):

	2013
	Office Buildings	Retail Facilities	Apartment Buildings	Industrial	Residential	Hotel/ Motel	Other	Total
above 95%	$–	$–	$–	$3	$1	$–	$–	$4
91% to 95%	–	–	–	–	–	–	–	–
81% to 90%	96	35	7	115	4	–	–	257
71% to 80%	119	144	392	156	20	18	–	849
below 70%	2,817	2,185	2,459	924	137	158	3	8,683

Total	$3,032	$2,364	$2,858	$1,198	$162	$176	$3	$9,793

	2012
	Office Buildings	Retail Facilities	Apartment Buildings	Industrial	Residential	Hotel/ Motel	Other	Total
above 95%	$–	$–	$12	$3	$1	$–	$–	$16
91% to 95%	–	–	11	32	1	–	–	44
81% to 90%	102	67	47	240	1	–	–	457
71% to 80%	279	235	376	206	29	19	–	1,144
below 70%	2,439	1,984	1,368	834	215	19	3	6,862

Total	$2,820	$2,286	$1,814	$1,315	$247	$38	$3	$8,523

Additional information on impaired mortgage loans is provided below (in millions):

	2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With related allowance:
Industrial	$–	$1	$1	$3	$–
Residential	5	7	2	5	–

Total	$5	$8	$3	$8	$–

Commercial	$–	$1	$1	$3	$–

Residential	$5	$7	$2	$5	$–

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With related allowance:
Industrial	$9	$10	$1	$21	$1
Residential	5	8	3	5	–

Total	$14	$18	$4	$26	$1

Commercial	$9	$10	$1	$21	$1

Residential	$5	$8	$3	$5	$–

*	Amounts less than $1 million.

At December 31, 2013 and 2012, the Company did not have any impaired loans without a related allowance.

The Company did not have any loan modifications in 2013 and 2012.

Investments in mortgage loans that have been non-income producing for the last twelve months totaled $3 million and $4 million at December 31, 2013 and 2012, respectively.

Investments in Affiliates

	2013	2012
STIF	$399	$938
MCF Revolving Loan Agreement	1,889	1,584

Total investments in affiliates	$2,288	$2,522

The STIF was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a pooled fund managed by New York Life Investment Management LLC (“NYL Investments”), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries of New York Life.

The MCF Revolving Loan Agreement represents a revolving loan agreement the Company entered into with MCF. Refer to Note 11 — Related Party Transactions for further discussion.

Other Investments

The components of other investments as of December 31, 2013 and 2012 were as follows (in millions):

	2013	2012
Limited partnerships/Limited liability companies	$694	$648
Senior secured commercial loans	124	215
Derivatives	200	153
Real Estate	51	56
Short-term investments	56	30
Other invested assets	313	123

Total other investments	$1,438	$1,225

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Senior secured commercial loans are typically collateralized by all assets of the borrower. The Company’s senior secured commercial loans, before loss reserve, amounted to $126 million and $219 million at December 31, 2013 and 2012, respectively. The Company establishes a loss reserve for specifically impaired loans and assigns internal risk ratings for the remainder of the portfolio on which it assesses a general loss reserve. The loss reserve was $2 million and $4 million for the years ended December 31, 2013 and 2012, respectively. Refer to Note 3 — Significant Accounting Policies for further details.

Unfunded commitments on limited partnerships, limited liability companies and senior secured commercial loans amounted to $403 million and $170 million at December 31, 2013 and 2012, respectively.

There was no accumulated depreciation on real estate for the years ended December 31, 2013 or 2012. There was no depreciation expense for the years ended December 31, 2013, 2012, or 2011.

Investments in Real Estate that have been non-income producing for the last twelve months totaled less than $1 million and $5 million at December 31, 2013 and 2012, respectively.

VIEs

Consolidated VIE

At December 31, 2013 and 2012, the Company included assets of $46 million and $44 million, respectively, in the accompanying Consolidated Statement of Financial Position, as a result of consolidating a VIE for which it was determined to be the primary beneficiary. The Company performed a qualitative analysis to determine if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. In reviewing the transaction documents including trust agreements, limited partnership agreements and purchase agreements, the Company determined that they are the primary beneficiary of one structured investment.

This VIE consists of a trust established for purchasing receivables from the U.S. Department of Energy related to energy savings performance contracts and issuing certificates representing the right to those receivables. The following table reflects the carrying amount and balance sheet classification of the assets and liabilities of the consolidated VIE as of December 31, 2013 and 2012 (in millions).

The Company has a 98.66% interest in this VIE; however, the creditors do not have recourse to the Company in excess of the assets contained within the VIE.

	2013	2012
Cash	$–	$4
Other investments*	46	40

Total assets	$46	$44

Other liabilities	4	5

Total liabilities	$4	$5

*	Included in Limited partnerships/Limited liability companies.

Unconsolidated VIEs

In the normal course of its activities, the Company will invest in structured investments including VIEs for which it is not the primary beneficiary. These structured investments typically invest in fixed income investments and are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs’ economic performance. The Company classifies these investments on its accompanying Consolidated Statement of Financial Position as Fixed maturities — Available-for-sale and Fixed maturities — Trading. The maximum exposure to loss associated with these investments was $27,370 million and $28,638 million as of December 31, 2013 and 2012, respectively.

In the normal course of its activities, the Company will invest in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds and may or may not be VIEs. The Company’s maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments on its accompanying Consolidated Statement of Financial Position as Other investments and its maximum exposure to loss associated with these entities was $694 million and $648 million as of December 31, 2013 and 2012, respectively.

These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are previously disclosed in Note 6 — Investments.

Restricted Assets and Special Deposits

Assets of $4 million at December 31, 2013 and 2012 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in Fixed maturities — Available-for-sale in the accompanying Consolidated Statement of Financial Position.

Refer to Note 15 — Commitments and Contingencies for additional discussions on assets pledged as collateral.

NOTE 7 — DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative financial instruments to manage interest rate, currency, equity and credit risk. These derivative financial instruments include foreign currency forwards, treasury futures, interest rate and equity options, and interest rate, credit default, and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes. Refer to Note 3 — Significant Accounting Policies for a discussion on the accounting for derivative financial instruments.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative financial instruments. Exchange-traded futures are effected through regulated exchanges and require initial and daily variation margin collateral postings. When the Company enters into exchange-traded futures, it is exposed to credit risk resulting from default of the exchange.

OTC derivatives may be either cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange-traded futures, when the Company enters into OTC-cleared derivatives, they become subject to initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of the OTC-bilateral counterparty. The Company deals with highly rated OTC-bilateral counterparties and does not expect them to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness. The Company uses master netting arrangements with OTC-bilateral counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is not to offset the fair value amounts recognized for derivatives executed with the same OTC-bilateral counterparty under the same master netting agreements with the associated collateral.

The following table presents recognized derivative instruments that are subject to enforceable master netting agreements for the years ended December 31, 2013 and 2012 (in millions):

	2013
	Gross Amounts of Recognized Derivative Instruments(1)	Gross Amounts Offset in the Statement of Financial Position	Gross Amounts Presented in the Statement of Financial Position	Gross Amounts not Offset in Statement of Financial Position	Cash Collateral	Securities Collateral	Net Amounts of Recognized Derivative Instruments
Assets	$200	$–	$200	$(130)	$(63)	$(2)	$5
Liabilities	$(388)	$–	$(388)	$130	$230	$–	$(28)

	2012
	Gross Amounts of Recognized Derivative Instruments(1)	Gross Amounts Offset in the Statement of Financial Position	Gross Amounts Presented in the Statement of Financial Position	Gross Amounts not Offset in Statement of Financial Position	Cash Collateral	Securities Collateral	Net Amount of Recognized Derivative Instruments
Assets	$153	$–	$153	$(38)	$(79)	$(22)	$14
Liabilities	$(94)	$–	$(94)	$38	$33	$–	$(23)

(1)

The gross amounts exclude investment income due and accrued, and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively, in the accompanying Consolidated Statement of Financial Position.

To further minimize credit risk under OTC-bilateral derivatives, credit support annexes (“CSA”) are negotiated as part of swap documentation entered into by the Company with OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure that portion of its anticipated derivative obligation, taking into account netting arrangements, in excess of a specified threshold. Cash collateral received is typically invested in short-term investments. These agreements also include credit contingent provisions whereby the threshold typically declines on a sliding scale with a decline in the OTC-bilateral counterparties’ rating. In addition, certain of the Company’s contracts contain provisions that require the Company to maintain a specific investment grade credit rating and if the Company’s credit rating were to fall below that specified rating, the counterparty to the derivative instrument could request immediate payout or full collateralization. The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2013 and 2012 is $256 million and $56 million, respectively, for which the Company has posted collateral with a fair value of $228 million and $33 million, respectively. If the credit contingent features had been triggered as of December 31, 2013 and 2012, the Company estimates that it would have to post additional collateral of $10 million and $0 million, respectively, for a one notch downgrade in the Company’s credit rating but would have to post additional collateral of $28 million and $22 million, respectively, for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. For contracts with OTC-bilateral counterparties where no netting provisions are specified in the master agreements, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. Credit exposure to OTC-bilateral counterparties where a

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

netting arrangement is in place, in the event of default, is defined as the net fair value, if positive, of all outstanding contracts with each specific OTC-bilateral counterparty. As of December 31, 2013 and December 31, 2012, the Company held collateral for derivatives of $68 million and $104 million, respectively, including $2 million and $26 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $5 million and $17 million, respectively at December 31, 2013 and 2012.

The following table presents the notional amount and gross fair value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting (excluding embedded derivatives) at December 31, 2013 and 2012 (in millions).

		2013					2012
		Fair Value(b)					Fair Value(b)
	Primary Risk Exposure	Notional Amount(a)	Asset			Liability	Notional Amount(a)	Asset			Liability
Derivatives designated as hedging:
Cash flow hedges:
Foreign currency swaps	Currency	$181	$		*	$7	$203	$		*	$18
Interest rate swaps	Interest	37		7		–	37		12		–

Total derivatives designated as hedging instruments		218		7		7	240		12		18

Derivatives not designated as hedging:
Corridor options	Interest	10,525		*		–	11,875		*		–
Foreign currency swaps	Currency	851		11		46	209		5		12
Equity options	Equity	648		40		–	648		92		–
Equity Swaps	Equity	29		3		–	23		1		*
Foreign Currency forwards	Currency	23		*		1	–		–		–
Interest rate caps	Interest	17,262		6		–	17,262		4		–
Interest rate swaps	Interest	3,625		96		334	3,673		28		64
Swaptions	Interest	14,660		36		–	17,385		11		–
Credit default swaps:
Buy protection	Credit	–		–		–	12		–		–
Sell protection	Credit	1		–		–	1		–		*

Total derivatives not designated		47,624		192		381	51,088		141		76

Total derivatives		$47,842		$199		$388	$51,328		$153		$94

*	Amounts are less than $1 million.

(a)

Notional amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not generally represent the amounts exchanged between the parties engaged in the transaction.

(b)

The fair value amounts exclude investment income due and accrued, and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively, in the accompanying Consolidated Statement of Financial Position. Refer to Note 9 — Fair Value Measurements for discussion of valuation methods for derivative instruments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Interest Rate Risk Management

The Company enters into various types of interest rate swaps and options primarily to minimize exposure to fluctuations in interest rates on specific assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for both individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest due date. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate caps and swaptions are entered into by the Company to hedge the disintermediation risk of increasing interest rates on policyholder liability obligations. The Company will receive payments from counterparties should interest rates exceed an agreed upon strike price.

The Company enters into interest rate corridor option to hedge the risk of increasing interest rates on policyholder liabilities. The Company will receive payments from counterparties should an agreed upon interest rate level be reached. Payments will continue to increase under the option contract until an agreed upon interest rate ceiling is reached.

Currency Risk Management

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate generally set at inception, calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

The Company enters into foreign currency swaps and foreign currency forwards to protect the value of foreign currency denominated assets, which the Company has acquired or anticipates acquiring from the risk of changes in foreign exchange rates.

Equity Risk Management

The Company uses equity put options and equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities. Options require upfront fees paid at the time the agreements are entered into. Equity swaps are agreements between parties to exchange interest payments for an equity return.

Credit Risk Management

The Company enters into credit default swaps (“CDS”) both to buy protection from, and sell protection to a counterparty in the event of a default of a single name reference obligation or a referenced pool of assets.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Cash Flow Hedges

The following table presents the effects of derivatives in cash flow hedging relationships, for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Gain (Loss) Recognized in OCI (Effective Portion)[1]	Gain (Loss) Reclassified from AOCI into Net Income (Effective Portion)
		Net Investment Gains (Losses)	Net Investment Income
For the year ended 12/31/2013:
Currency swaps	$8	$–	$–
Interest rate contracts	(3)	–	1

Total	$5	$–	$1

For the year ended 12/31/2012:
Currency swaps	$(4)	$–	$(1)
Interest rate contracts	–	–	1

Total	$(4)	$–	$–

For the year ended 12/31/2011:
Currency swaps	$4	$–	$(2)
Interest rate contracts	4	–	1

Total	$8	$–	$(1)

[1]	The amount of gain or loss recognized in OCI is reported as a change in net unrealized investment (losses) gains, a component of AOCI.

In 2013, 2012 and 2011, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

The assessment of effectiveness for the year ended December 31, 2013, 2012 and 2011 did not exclude any gains or losses on designated hedges.

Presented below is a rollforward of the components of AOCI, before taxes, related to cash flow hedges (in millions):

	2013	2012	2011
Balance, beginning of year	$(7)	$(3)	$(12)
Gains (losses) deferred in OCI on the effective portion of cash flow hedges	5	(4)	8
Losses (gains) — reclassified to net income	(1)	–	1

Balance, end of year	$(3)	$(7)	$(3)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2013, losses of $2 million on derivatives in AOCI are expected to be reclassified to earnings within the next 12 months.

Derivatives Not Designated

The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment. The following table provides the amount of gains and losses on derivative instruments not designated for hedging accounting is reported in Net investment (losses) gains in the accompanying Consolidated Statement of Operations for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Gain (Loss) Recognized in Income
	2013		2012	2011
Corridor options	$	*	$(3)	$(24)
Foreign currency swaps		(22)	(6)	6
Equity options		(52)	(23)	23
Equity swaps		5	1	(1)
Foreign currency forwards		(1)	*	(1)
Futures		–	*	*
Interest rate caps		2	(13)	(45)
Interest rate swaps		(183)	(30)	(1)
Swaptions		3	(36)	(101)
Credit default swaps
Buy protection		*	(1)	*
Sell protection		*	*	*

Total		$(248)	$(111)	$(144)

*	Recognized loss is less than $1 million.

Credit Derivative Written

The Company enters into credit default swaps (“CDS”) both to buy protection from, and sell protection to a counterparty in the event of default of a single name referenced obligation. As of December 31, 2013, all of the underlying referenced obligations of the CDS in which the Company is selling protection are investment grade. The single name CDS contracts, in which the Company is selling protection, mature within 2 years. The maximum amount the Company would be required to pay under swaps in which credit protection was sold, assuming all referenced obligations default at a total loss without recoveries, would be $1 million at December 31, 2013 and 2012. The market value of swaps for credit protection sold was less than $1 million at December 31, 2013 and 2012.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. As of December 31, 2013 and 2012, there were no embedded derivatives that could not be separated from their host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the fair value amounts of the Company’s embedded derivatives at December 31, 2013 and 2012 (in millions):

	Statement of Financial Position Location	Fair Value
		2013	2012
Embedded derivatives in asset host contracts:
Other[1]	Amounts recoverable from reinsurers	$1	$14
Embedded derivatives in liability host contracts:
GMAB[1]	Policyholders’ account balances	$69	$405

[1]	For further information on these embedded derivatives refer to Note 9 — Fair Value Measurements.

The following table presents the changes in fair value related to embedded derivatives for the years ended December 31, 2013, 2012 and 2011 (in millions):

	2013	2012	2011
Net revenue from reinsurance	$(13)	$(1)	$(33)
Interest credited to policyholders’ account balances	$(362)	$(87)	$239

NOTE 8 — SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life products with assets of $24,686 million and $20,197 million at December 31, 2013 and 2012, respectively. The assets of these separate accounts, which are carried at fair value, represent investments in shares of the New York Life sponsored MainStay VP Funds Trust and other non-proprietary funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $1,748 million and $1,441 million at December 31, 2013 and 2012, respectively. The assets in these separate accounts are comprised investments in MainStay VP Funds Trust, non-proprietary mutual funds and limited partnerships. The assets in these separate accounts are carried at fair value.

Refer to Note 12 — Policyholders’ Liabilities, for information regarding separate accounts with contractual guarantees for guaranteed minimum death benefits (GMDB), guaranteed minimum accumulation benefits (GMAB) and guaranteed future income benefits (GFIB).

NOTE 9 — FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.
Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring of trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities which go through this formal price challenge process. At December 31, 2013, the Company challenged the price it received from third-party pricing services on securities with a book value of $140 million and a market value of $146 million. The number of price challenges at December 31, 2012 was insignificant.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company’s Investment Management group, Controller’s, Compliance and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012 (in millions):

	2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$–	$877	$–	$877
U.S. government corporations and agencies	–	1,445	24	1,469
U.S. agency mortgage-backed and asset-backed securities	–	15,681	111	15,792
Foreign governments	–	621	8	629
U.S. corporate	–	30,358	249	30,607
Foreign corporate	–	11,100	31	11,131
Non-agency residential mortgage-backed securities	–	2,015	58	2,073
Non-agency commercial mortgage-backed securities	–	4,821	133	4,954
Non-agency asset-backed securities	–	2,970	1,041	4,011

Total fixed maturities — available-for-sale	–	69,888	1,655	71,543

Fixed maturities — trading
U.S agency mortgage-backed and asset-backed securities	–	4	–	4
U.S. corporate	–	69	–	69
Foreign corporate	–	311	–	311
Non-agency residential mortgage-backed securities	–	18	–	18
Non-agency commercial mortgage-backed securities	–	24	–	24
Non-agency asset-backed securities	–	65	6	71

Total fixed maturities — trading	–	491	6	497

Equity securities — available-for-sale
Common stock	109	–	2	111
Non-redeemable preferred stock	–	1	–	1

Total equity securities — available-for-sale	109	1	2	112

Equity securities — trading
Common stock	435	–	1	436
Mutual funds	11	–	–	11

Total equity securities — trading	446	–	1	447

Derivative assets	–	196	3	199
Securities purchased under agreements to resell	–	101	–	101
Other invested assets	–	14	–	14
Cash equivalents	–	475	–	475
Short-term investments	–	56	–	56
Amounts recoverable from reinsurers	–	–	1	1
Separate account assets[1]	25,974	216	244	26,434

Total assets accounted for at fair value on a recurring basis	$26,529	$71,438	$1,912	$99,879

Policyholders’ account balances[2]	$–	$–	$69	$69
Derivative liabilities	–	388	–	388

Total liabilities accounted for at fair value on a recurring basis	$–	$388	$69	$457

[1]	Separate account liabilities are not included above, as they are reported at contract value in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

[2]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$–	$945	$–	$945
U.S. government corporations and agencies	–	1,738	40	1,778
U.S. agency mortgage-backed and asset-backed securities	–	16,897	36	16,933
Foreign governments	–	815	10	825
U.S. corporate	–	29,515	169	29,684
Foreign corporate	–	10,419	25	10,444
Non-agency residential mortgage-backed securities	–	2,472	99	2,571
Non-agency commercial mortgage-backed securities	–	4,948	2	4,950
Non-agency asset-backed securities	–	3,304	754	4,058

Total fixed maturities — available-for-sale	–	71,053	1,135	72,188

Fixed maturities — trading
Non-agency residential mortgage-backed securities	–	25	–	25
Non-agency commercial mortgage-backed securities	–	22	–	22
Non-agency asset-backed securities	–	78	1	79

Total fixed maturities — trading	–	125	1	126

Equity securities — available-for-sale
Common stock	115	–	4	119
Non-redeemable preferred stock	–	1	–	1
Mutual Funds	10	–	–	10

Total equity securities — available-for-sale	125	1	4	130

Equity securities — trading
Common stock	77	–	2	79

Total equity securities — trading	77	–	2	79

Derivative assets	–	152	1	153
Securities purchased under agreements to resell	–	59	–	59
Other invested assets	–	16	11	27
Cash equivalents	–	480	–	480
Short-term investments	–	30	–	30
Amounts recoverable from reinsurers	–	–	14	14
Separate account assets[1]	21,228	232	178	21,638

Total assets accounted for at fair value on a recurring basis	$21,430	$72,148	$1,346	$94,924

Policyholders’ account balances[2]	$–	$–	$405	$405
Derivative liabilities	–	94	–	94

Total liabilities accounted for at fair value on a recurring basis	$–	$94	$405	$499

[1]	Separate account liabilities are not included above, as they are reported at contract value in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

[2]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments in the valuation hierarchy.

Fixed maturities available for sale and trading securities

Level 1 securities are comprised of certain foreign fixed income securities. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses a discounted cash flow model or market approach to determine fair value on public securities. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Credit Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognizable, reliable and well regarded benchmarks by participants in the financial industry, which represents the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is usually derived from observable market transactions.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is based upon observable market transactions, while the maturity and rating adjustments are based upon data obtained from Bloomberg. These securities are classified as Level 2.

For some of the private placement securities priced through the matrix or model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Equity securities

Securities valued using unadjusted quoted prices in active markets that are readily and regularly available are classified as Level 1. Those securities valued using a market approach in which market quotes are available but are not considered actively traded are classified as Level 2. Securities priced through an internal valuation where significant inputs are deemed to be unobservable, which includes securities of a government organization, are classified as Level 3.

Securities purchased under agreements to resell

Due to the short-term nature (generally one month) of this investment, the asset’s carrying value approximates fair value. These investments are classified as Level 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Derivative assets and liabilities

The fair value of derivative instruments is generally derived using valuation models, except for derivatives, which are either exchange-traded, or the fair value is derived using broker quotations. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, non-performance risk and other factors. Exchange-traded derivatives are valued using quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Valuations of OTC-bilateral derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC-bilateral derivative assets and liabilities. OTC-bilateral derivative contracts are executed under master netting agreements with counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company’s derivative agreements are with highly rated major international financial institutions.

Short term investments

For certain short term investments, amortized cost is used as the best estimate of fair value, and they are classified as Level 2.

Other invested assets

Level 2 assets represent surplus note investments, priced by a third-party pricing service, where the inputs to the valuation are deemed to be observable. Level 3 assets represent residual interests of securitizations, priced by a third-party pricing service, where inputs to the valuation are deemed to be unobservable.

Cash equivalents

These include money market funds, treasury bills, commercial paper and other highly liquid instruments. The money market funds are classified as Level 1, because their value is based on unadjusted quoted prices in active markets that are readily and regularly available. All the other instruments are classified as Level 2 because they are generally not traded in active markets. However, their fair value is based on observable inputs. The prices are either obtained from a pricing vendor or amortized cost is used as the best estimate of fair value.

Separate account assets

Assets within the separate account are primarily invested in equities and fixed maturities. The fair value of investments in the separate accounts is calculated using the same procedures as are used for equities and fixed maturities in the general account.

The separate account also invests in limited partnerships and hedge funds. These investments are valued based on the latest net asset value (NAV) received. When the hedge fund can be redeemed at NAV, at the measurement date, or in the near-term (generally 90 days or less) it is classified as Level 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table provides further information about the Level 2 hedge funds in which the separate accounts invest in (in millions):

		2013
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$216	–	Quarterly, Monthly	90 days or less

		2012
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$232	–	Quarterly, Monthly	90 days or less
Limited Partnership and hedge fund investments that are restricted with respect to transfer or withdrawal of greater than 90 days are classified as Level 3. The following tables provide further information about these investments (in millions):

		2013
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$244	–	Annual, Semi-annual, Quarterly	More than 90 days

		2012
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$178	–	Annual, Semi-annual, Quarterly	More than 90 days

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from the GMAB contracts.

The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed or imputed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. The expected cash flows are discounted using the treasury rate plus a spread based upon the Company’s medium term notes. The spread reflects the market’s perception of the Company’s non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders’ account balances has been reflected within Level 3 in the fair value hierarchy.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Valuation Process for Fair Value Measurements Categorized within Level 3

For a description of the Company’s valuation processes and controls, refer to the “Determination of Fair Value” section above.

Level 3 Assets and Liabilities by Price Source

The following tables present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources as of December 31, 2013 and 2012 (in millions):

	2013
	Internal[1]	External[2]	Total
Fixed maturities — available-for-sale
U.S. government corporations and agencies	$–	$24	$24
U.S. agency mortgage-backed and asset-backed securities	1	110	111
Foreign governments	–	8	8
U.S. corporate	36	213	249
Foreign corporate	–	31	31
Non-agency residential mortgage-backed securities	–	58	58
Non-agency commercial mortgage-backed securities	78	55	133
Non-agency asset-backed securities	85	956	1,041

Total fixed maturities — available-for-sale	200	1,455	1,655

Fixed maturities — trading
Non-agency asset-backed securities	–	6	6

Total fixed maturities — trading	–	6	6

Equity securities
Common stock	2	1	3

Total equity securities	2	1	3

Derivative assets	–	3	3
Amounts recoverable from reinsurance	1	–	1
Separate account assets	–	244	244

Total assets accounted for at fair value on a recurring basis	$203	$1,709	$1,912

Policyholders’ account balances	$69	$–	$69

Total liabilities accounted for at fair value on a recurring basis	$69	$–	$69

[1]	Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information where pricing inputs that are deemed to be unobservable.

[2]	Primarily represents independent non-binding broker quotes where pricing inputs are not readily available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Internal[1]	External[2]	Total
Fixed maturities — available-for-sale
U.S. government corporations and agencies	$–	$40	$40
U.S. agency mortgage-backed and asset-backed securities	–	36	36
Foreign governments	–	10	10
U.S. corporate	20	149	169
Foreign corporate	–	25	25
Non-agency residential mortgage-backed securities	–	99	99
Non-agency commercial mortgage-backed securities	–	2	2
Non-agency asset-backed securities	92	662	754

Total fixed maturities — available-for-sale	112	1,023	1,135

Fixed maturities — trading
Non-agency asset-backed securities	–	1	1

Total fixed maturities — trading	–	1	1

Equity securities
Common stock	2	4	6

Total equity securities	2	4	6

Derivative assets	–	1	1
Other invested assets	–	11	11
Amounts recoverable from reinsurance	14	–	14
Separate account assets	–	178	178

Total assets accounted for at fair value on a recurring basis	$128	$1,218	$1,346

Policyholders’ account balances	$405	$–	$405

Total liabilities accounted for at fair value on a recurring basis	$405	$–	$405

[1]	Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information where pricing inputs that are deemed to be unobservable.

[2]	Primarily represents independent non-binding broker quotes where pricing inputs are not readily available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Quantitative Information Regarding Internally — Priced Level 3 Assets and Liabilities

The following tables present quantitative information on significant internally priced Level 3 assets and liabilities as of December 31, 2013 and 2012 (in millions):

	2013
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Assets:
U.S. corporate	$36	Discounted Cash Flow	Discount Rate	2.7% – 7.1%(5.5%)
Non-agency asset-backed securities	$85	Discounted Cash Flow	Discount Rate	4.7% – 7.4%(6.7%)
Non-agency commercial mortgage-backed securities	$78	Discounted Cash Flow	Discount Rate	4.1% – 8.8%(2.8%)
Liabilities:
Policyholders’ account balances	$69	Discounted Cash Flow	Discount Rate	0.3% – 6.8%
			Equity Returns	0.3% – 10.1%
			Equity Volatility Curve	16.5% – 57.9%
			Lapse Rate	0.5% – 20%
			Mortality Rate	0.1% to 38.9%
			Utilization Rate	10% – 100%
			Withdrawal Rate	3.30%

	2012
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Assets:
U.S. corporate	$20	Discounted Cash Flow	Discount Rate	1.1% – 4.3%(2.7%)
Non-agency asset-backed securities	$92	Discounted Cash Flow	Discount Rate	3.3% – 5.6%(3.7%)
Liabilities:
Policyholders’ account balances	$405	Discounted Cash Flow	Discount Rate	0.2% – 8.4%
			Equity Returns	0.2% – 7.6%
			Equity Volatility Curve	3% – 40%
			Lapse Rate	0.5% – 20%
			Mortality Rate	0.04% – 40.00%
			Utilization Rate	10% – 100%
			Withdrawal Rate	2.50%

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s Level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the Level 3 assets that are valued based on external pricing information.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

U.S. corporate securities

Most corporate securities are valued using a discounted cash flow analysis based on the expected cash flows of each security. The most significant unobservable input to the valuation is the discount rate as it usually includes spread adjustments. Significant spread widening would decrease the value of these securities. The opposite effect would occur if spreads tightened significantly. Default rates are also a component of the valuation. If expected default rates on these securities significantly increase, the fair value will decrease, with the opposite being true for significant decreases in default rates.

Non-agency residential mortgage-backed, commercial mortgage-backed and asset-backed securities

These securities are mainly valued using discounted cash flow models. Significant spread widening, spread tightening and increases and decreases in default rates will have the same impact on the fair values of these securities as described above under U.S. corporate securities. Significant increases in loss severity assumptions will decrease the estimated fair value of these securities with the opposite being true for decreases in expected loss severities.

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers, less the present value of assessed rider fees attributable to the embedded derivative feature. Generally, higher (lower) equity returns will result in lower (higher) fair value liability, while higher (lower) implied volatility assumptions will result in higher (lower) fair value liability.

Transfers between levels

Transfers between levels may occur due to changes in valuation sources or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company’s policy is to assume the transfer occurs at the beginning of the period.

Transfers between Levels 1 and 2

Periodically, the Company has transfers between Level 1 and Level 2 for assets and liabilities.

Transfers between Levels 1 and 2 were not significant during the twelve months ended December 31, 2013, 2012 and 2011.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

During the years ended December 31, 2013 and 2012, the Company transferred $91 million and $175 million, respectively, of securities into Level 3 consisting of fixed maturities available-for-sale securities

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

and separate account assets in 2013 and fixed maturities available-for-sale securities, other invested assets and separate account assets in 2012. The transfers into Level 3 related to fixed maturities available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

Transfers out of Level 3 of $258 million and $456 million during the years ended December 31, 2013, and 2012, respectively, were primarily due to significant increases in market activity, or one or more significant input(s) becoming observable for fixed maturities available-for-sale, equity securities available-for-sale and other invested assets in 2013 and fixed maturities available-for-sale securities and separate account assets in 2012.

The following tables present a reconciliation of all Level 3 assets and liabilities for the years ended December 31, 2013, 2012 and 2011 (in millions):

	2013
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$40	$36	$10	$169	$25	$99
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	–	(3)	1
Net investment income[1]	–	–	–	–	–	–
Other comprehensive income	(1)	(5)	(1)	(4)	4	(2)
Purchases	–	103	–	130	11	–
Sales	–	(10)	–	(27)	(5)	–
Settlements	–	(4)	(1)	(24)	(1)	(42)
Transfers into Level 3[2]	–	7	–	59	–	2
Transfers (out of) Level 3[2]	(15)	(16)	–	(54)	–	–

Fair value, end of year	$24	$111	$8	$249	$31	$58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$2	$754	$1,135	$1	$1	$4
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	(1)	(2)	(5)	6	6	1
Net investment income[1]	–	2	2	–	–	–
Other comprehensive income	(4)	(9)	(22)	–	–	(1)
Purchases	143	620	1,007	–	–	–
Sales	–	(2)	(44)	–	–	(2)
Settlements	(6)	(162)	(240)	(1)	(1)	–
Transfers into Level 3[2]	1	–	69	–	–	–
Transfers (out of) Level 3[2]	(2)	(160)	(247)	–	–	–

Fair value, end of year	$133	$1,041	$1,655	$6	$6	$2

	Common Stock- Trading	Total Equity Securities	Derivatives	Other Invested Assets	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$2	$6	$1	$11	$14	$178	$1,346
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	(1)	–	2	–	–	19	22
Net investment income[1]	–	–	–	–	–	–	2
Other comprehensive income	–	(1)	–	–	(13)	–	(36)
Purchases	–	–	–	–	–	31	1,038
Sales	–	(2)	–	–	–	(6)	(52)
Settlements	–	–	–	–	–	–	(241)
Transfers into Level 3[2]	–	–	–	–	–	22	91
Transfers (out of) Level 3[2]	–	–	–	(11)	–	–	(258)

Fair value, end of year	$1	$3	$3	$–	$1	$244	$1,912

[1]	Net investment income/loss includes amortization of discount and premium on fixed maturities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$405	$405
Total (gains) losses (realized/unrealized):
Included in earnings
Interest credited to policyholders’ account balances	(362)	(362)
Purchases	26	26

Fair value, end of year	$69	$69

	2012
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage-Backed Securities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$6	$84	$10	$210	$128	$189
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	(3)	(2)	–
Net investment income[1]	–	–	–	–	–	–
Net revenue from reinsurance	–	–	–	–	–	(1)
Other comprehensive income	1	–	1	4	–	1
Purchases	40	1	–	38	1	–
Sales	–	–	–	(12)	(2)	–
Settlements	–	(7)	–	(48)	(3)	(89)
Transfers into Level 3[2]	–	–	(1)	21	–	–
Transfers (out of) Level 3[2]	(7)	(42)	–	(41)	(97)	(1)

Fair value, end of year	$40	$36	$10	$169	$25	$99

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Other Fixed Maturities Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$–	$508	$–	$1,135	$17	$17	$2
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	2	2	(1)	–	–	–
Net investment income[1]	–	3	–	3	–	–	–
Net revenue from reinsurance	–	–	–	(1)	–	–	–
Other comprehensive income (loss)	–	14	(3)	18	–	–	2
Purchases	–	491	3	574	1	1	–
Sales	–	(11)	(2)	(27)	(17)	(17)	–
Settlements	–	(82)	–	(229)	–	–	–
Transfers into Level 3[2]	2	73	–	95	–	–	–
Transfers (out of) Level 3[2]	–	(244)	–	(432)	–	–	–

Fair value, end of year	$2	$754	$–	$1,135	$1	$1	$4

	Non- Redeemable Preferred Stock	Common Stock- Trading	Total Equity Securities	Derivatives	Other Invested Assets	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$3	$2	$7	$–	$–	$15	$150	$1,324
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	1	1	–	(14)	(13)
Net investment income[1]	–	–	–	–	–	–	–	3
Net revenue from reinsurance	–	–	–	–	–	–	–	(1)
Other comprehensive income (loss)	–	–	2	–	–	(1)	–	19
Purchases	–	–	–	–	–	–	27	602
Sales	–	–	–	–	–	–	(31)	(75)
Settlements	(3)	–	(3)	–	–	–	–	(232)
Transfers into Level 3[2]	–	–	–	–	10	–	70	175
Transfers (out of) Level 3[2]	–	–	–	–	–	–	(24)	(456)

Fair value, end of year	$–	$2	$6	$1	$11	$14	$178	$1,346

[1]	Net investment income/loss includes amortization of discount and premium on fixed maturities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$470	$470
Total (gains) losses (realized/unrealized):
Included in earnings
Interest credited to policyholders’ account balances	(87)	(87)
Purchases	22	22

Fair value, end of year	$405	$405

	2011
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$6	$655	$11	$144	$82	$352
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	(8)	(5)	–
Net investment income[1]	–	–	–	–	–	(1)
Other comprehensive income (loss)	–	4	–	(10)	(5)	4
Purchases	–	82	–	74	4	–
Sales	–	(22)	–	(6)	(26)	–
Settlements	–	(1)	(1)	(21)	(4)	(166)
Transfers into Level 3[2]	–	–	–	60	83	–
Transfers (out of) Level 3[2]	–	(634)	–	(23)	(1)	–

Fair value, end of year	$6	$84	$10	$210	$128	$189

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$3	$657	$1,910	$19	$19	$3
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	1	(12)	(2)	(2)	–
Net investment income[1]	–	2	1	–	–	–
Other comprehensive income	–	18	11	–	–	(1)
Purchases	–	254	414	–	–	–
Sales	–	(13)	(67)	–	–	–
Settlements	–	(145)	(338)	–	–	–
Transfers into Level 3[2]	–	38	181	–	–	–
Transfers (out of) Level 3[2]	(3)	(304)	(965)	–	–	–

Fair value, end of year	$–	$508	$1,135	$17	$17	$2

	Non- Redeemable Preferred Stock	Common Stock- Trading	Total Equity Securities	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$3	$3	$9	$48	$114	$2,100
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	(1)	(1)	–	–	(15)
Net investment income[1]	–	–	–	–	–	1
Net revenue from reinsurance	–	–	–	(33)	–	(33)
Other comprehensive income	–	–	(1)	–	–	10
Purchases	–	–	–	–	39	453
Sales	–	–	–	–	(3)	(70)
Settlements	–	–	–	–	–	(338)
Transfers into Level 3[2]	–	–	–	–	–	181
Transfers (out of) Level 3[2]	–	–	–	–	–	(965)

Fair value, end of year	$3	$2	$7	$15	$150	$1,324

[1]	Net investment income/loss includes amortization of discount and premium on fixed maturities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of Level 3 assets and liabilities
Fair value, beginning of year	$222	$222
Total (gains) losses (realized/unrealized):
Included in earnings
Interest credited to policyholders’ account balances	238	238
Purchases	10	10

Fair value, end of year	$470	$470

The following tables include the unrealized gains or losses for the years ended December 31, 2013, 2012 and 2011 by category for Level 3 assets still held at December 31, 2013, 2012 and 2011, respectively (in millions):

	2013
	U.S. Government Corporation and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Corporate	U.S. Corporate	Non-Agency Residential Mortgage- Backed Securities	Non-Agency Commercial Mortgage- Backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$–	$–	$–	$–	$(1)
Net investment income	–	–	–	–	–	–
Other comprehensive gains/(losses)	(1)	(5)	(1)	(4)	(1)	(3)

Total change in unrealized gains (losses)	$(1)	$(5)	$(1)	$(4)	$(1)	$(4)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non-Agency Asset-Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Back Securities	Total Fixed Maturities- Trading	Total Assets
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(1)	$(2)	$5	$5	3
Net investment income	1	1	–	–	1
Other comprehensive gains/(losses)	(9)	(24)	–	–	(24)

Total change in unrealized gains (losses)	$(9)	$(25)	$5	$5	$(20)

[1]

The net investment gains (losses) included for Separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statement of Financial Position in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2013.

	2012
	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Corporate	U.S. Corporate	Non- Agency Residential Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$–	$–	$–	$(1)	$(1)
Net investment income	–	–	(1)	(1)	3	1
Other comprehensive gains	1	1	5	1	14	22

Total change in unrealized gains (losses)	$1	$1	$4	$–	$16	$22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Common Stock	Total Equity Securities	Amounts Recoverable from Reinsurers	Separate Account Assets[1]	Total Assets
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$–	$–	$(13)	$(14)
Net investment income	2	2	–	–	3
Net revenue from reinsurance	–	–	(1)	–	(1)
Other comprehensive gains/(losses)	1	1	–	–	23

Total change in unrealized gains (losses)	$3	$3	$(1)	$(13)	$11

[1]

The net investment gains (losses) included for Separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statement of Financial Position in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

	2012
	Policyholders’ Account Balance	Total Liabilities
Unrealized (gains) losses relating to Level 3 assets and liabilities still held
Earnings:
Total (gains) losses (realized/unrealized)
Included in earnings:
Interest credited to policyholders’ account balances	$(71)	$(71)

Total change in unrealized (gains) losses	$(71)	$(71)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
	U.S. Agency Mortgage- Backed and Asset- Backed Securities	U.S. Corporate	Foreign Corporate	Non-Agency Residential Mortgage- Backed Securities	Non-Agency Asset- Backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$(7)	$–	$–	$(2)
Net investment income	–	–	–	(1)	2
Other comprehensive gains/(losses)	1	(11)	(4)	4	11

Total change in unrealized gains (losses)	$1	$(18)	$(4)	$3	$11

	Total Fixed Maturities- Available- for-Sale	Non-Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Amounts Recoverable from Reinsurers	Total Assets
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(9)	$(1)	$(1)	$–	$(10)
Net investment income	1	–	–	–	1
Net revenue from reinsurance	–	–	–	(33)	(33)
Other comprehensive gains/(losses)	1	–	–	–	1

Total change in unrealized gains (losses)	$(7)	$(1)	$(1)	$(33)	$(41)

	2011
	Policyholders’ Account Balance	Total Liabilities
Unrealized gains (losses) relating to Level 3 assets and liabilities still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Interest credited to policyholders’ account balances	$247	$247

Total change in unrealized (gains) losses	$247	$247

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Non-recurring fair value measurements

Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

The following table represents certain assets measured at estimated fair value during the period and still held as of December 31, 2013 and 2012 (in millions):

	2013
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Gains (Losses)
Mortgage loans	$5	$3	$(2)

	2012
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Gains (Losses)
Mortgage loans	$12	$9	$(3)

The impaired mortgage loans presented above were written down to the estimated fair value of the collateral at the date the impairments were recognized, and have been categorized as Level 3.

Fair value of other financial instruments

Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Statement of Financial Position, for which it is practicable to estimate fair value.

The carrying value and estimated fair value of financial instruments not otherwise disclosed in Notes 6, 12, 15 and 17 of Notes to the Consolidated Financial Statements at December 31, 2013 and 2012 are presented below (in millions):

	2013
	Carrying Value	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
Assets
Mortgage loans	$9,762	$–	$–	$10,106	$10,106
Senior secured commercial loans	124	–	–	130	130
Cash	119	119	–	–	119
Other invested assets	299	–	231	69	300
Liabilities
Policyholders’ account balances — Investment contracts	$36,288	$–	$87	$35,955	$36,042
Debt	2	–	3	–	3
Collateral received on securities lending and repurchase agreements	500	–	500	–	500
Collateral received on derivative transactions	68	–	68	–	68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Carrying Value	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
Assets
Mortgage loans	$8,479	$–	$–	$9,106	$9,106
Senior secured commercial loans	216	–	–	228	228
Cash	153	153	–	–	153
Other invested assets	94	–	33	67	100
Liabilities
Policyholders’ account balances — Investment contracts	$35,355	$–	$135	$37,273	$37,408
Debt	3	–	4	–	4
Collateral received on securities lending and repurchase agreements	461	–	461	–	461
Collateral received on derivative transactions	78	–	78	–	78

Mortgage loans

The estimated fair value of mortgage loans is determined based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs.

Senior secured commercial loans

The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans plus a spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

Cash and cash equivalents

The Company believes that due to the short-term nature of cash and cash equivalents, the fair value approximates carrying value.

Other invested assets

Represents third party loans, which are fair valued by discounting estimated cash flows for each loan at the prevailing interest rates on similar loans plus spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

Policyholders’ account balances — investment contracts

This includes continued interest accounts, supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. The cash flows were discounted using the yield on the Company’s medium term notes. For funding agreements backing medium term notes, fair values were based on available market prices for the notes. For annuity certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Debt

The fair value of the Company’s non-recourse debt and other debt approximates carrying value.

Collateral received on securities lending, repurchase agreements and derivative transactions

The fair value of the liability approximates carrying value since these borrowings are generally short-term in nature.

NOTE 10 — INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2013, 2012 and 2011 were as follows (in millions):

	2013	2012	2011
Fixed maturities	$3,083	$3,141	$3,184
Equity securities	13	8	8
Mortgage loans	458	422	368
Policy loans	59	59	59
Other investments	98	75	65

Gross investment income	3,711	3,705	3,684
Investment expenses	(99)	(94)	(87)

Net investment income	$3,612	$3,611	$3,597

For the years ended December 31, 2013, 2012 and 2011, Net investment (losses) gains were as follows (in millions):

	2013	2012	2011
Fixed maturities
Total OTTI losses	$(45)	$(63)	$(122)
Portion of OTTI losses recognized in OCI	11	18	14

Net OTTI losses on fixed maturities recognized in earnings	(34)	(45)	(108)
All other gains	144	181	249

Fixed maturities, net	110	136	141
Equity securities	44	10	(6)
Mortgage loans	6	1	(2)
Derivative instruments	(247)	(110)	(143)
Other	(12)	(7)	(5)

Net investment (losses) gains	$(99)	$30	$(15)

The net gains (losses) on trading securities (both fixed maturities and equity securities) amounted to $55 million, $12 million and $(2) million for the years ended December 31, 2013, 2012 and 2011, respectively.

Realized gains on sales of available-for-sale fixed maturities were $164 million, $192 million and $270 million for the years ended December 31, 2013, 2012 and 2011, respectively. Realized losses for the years

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

ended December 31, 2013, 2012 and 2011 were $36 million, $16 million and $19 million, respectively. Realized gains on sales of available-for-sale equity securities were $22 million, $19 million and $7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Realized losses for the years ended December 31, 2013, 2012 and 2011 were $18 million, $12 million and $11 million, respectively.

Losses from OTTI on equity securities (included in net investment (losses) gains on equity securities above) were $1 million, $3 million and $2 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The following tables present the Company’s gross unrealized losses and fair values for available-for-sale fixed maturities and equity securities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012 (in millions):

	2013
	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale fixed maturities
U.S. Treasury	$326	$11	$–	$–	$326	$11
U.S. government corporations and agencies	260	13	2	–	262	13
U.S. agency mortgage-backed and asset-backed securities	4,136	345	349	56	4,485	401
Foreign governments	28	1	5	–	33	1
U.S. corporate	8,137	459	297	42	8,434	501
Foreign corporate	3,080	156	46	4	3,126	160
Non-agency residential mortgage-backed securities	383	15	554	44	937	59
Non-agency commercial mortgage-backed securities	1,519	51	87	8	1,606	59
Non-agency asset-backed securities	1,256	21	169	17	1,425	38

Total available-for-sale fixed maturities	19,125	1,072	1,509	171	20,634	1,243

Available-for-sale equity securities
Common stock	4	*	*	*	4	*
Preferred stock	–	–	1	1	1	1

Total available-for-sale equity securities	4	–	1	1	5	1

Total	$19,129	$1,072	$1,510	$172	$20,639	$1,244

*	Unrealized losses are less than $1 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2012
	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale fixed maturities
U.S. Treasury	$105	$1	$–	$–	$105	$1
U.S. government corporations and agencies	146	1	–	–	146	1
U.S. agency mortgage-backed and asset-backed securities	879	17	14	*	893	17
Foreign governments	15	*	5	1	20	1
U.S. corporate	930	21	191	19	1,121	40
Foreign corporate	46	5	157	3	203	8
Non-agency residential mortgage-backed securities	64	2	941	89	1,005	91
Non-agency commercial mortgage-backed securities	97	1	72	6	169	7
Non-agency asset-backed securities	404	3	213	22	617	25

Total available-for-sale fixed maturities	2,686	51	1,593	140	4,279	191

Available-for-sale equity securities
Common stock	30	2	1	*	31	2
Preferred stock	*	*	–	–	*	*

Total available-for-sale equity securities	30	2	1	–	31	2

Total	$2,716	$53	$1,594	$140	$4,310	$193

*	Unrealized losses are less than $1 million.

At December 31, 2013, the unrealized loss amount consisted of approximately 2,650 different fixed maturities and 10 equity securities.

At December 31, 2013, unrealized losses on investment grade fixed maturities were $1,140 million or 92% of the Company’s total fixed maturities’ unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (‘‘NAIC’’) of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (‘‘S&P’’); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturities with a rating below investment grade represent $103 million or 8% of the Company’s total fixed maturities’ unrealized losses at December 31, 2013.

The amount of gross unrealized losses for fixed maturities where the fair value had declined by 20% or more of amortized cost totaled $91 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $54 million for 6 months or less, $5 million for greater than 6 months through 12 months and $32 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains on available-for-sale investments are included in the Consolidated Statement of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains or losses that have been recognized as realized gains or losses during the current year and are included in Net investment (losses) gains in the accompanying Consolidated Statement of Operations.

The components of Net unrealized investment gains (losses) reported in AOCI at December 31, 2013, 2012 and 2011 are as follows (in millions):

	2013	2012	2011
Fixed maturites, available-for-sale-all other	$2,042	$6,123	$4,836
Fixed maturities on which an OTTI loss has been recognized	(11)	(31)	(139)

Total fixed maturities	2,031	6,092	4,697
Equity securities, available-for-sale	33	19	6
Derivatives designated as cash flow hedges	(3)	(7)	(3)
Other investments	2	3	3

Subtotal	2,063	6,107	4,703
Amounts recognized for:
Deferred policy acquisition costs	(607)	(1,383)	(1,224)
Other assets (sales inducements)	(18)	(32)	(28)
Policyholders’ account balances and future policy benefits	42	(41)	(212)
Deferred taxes	(517)	(1,627)	(1,133)

Net unrealized gains on investments	$963	$3,024	$2,106

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The net unrealized gains (losses) for the years ended December 31, 2013 , 2012 and 2011, are presented separately for amounts related to fixed maturities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows (in millions):

Net unrealized investment gains and losses on fixed maturities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2010	$(151)	$63	$1	$(3)	$32	$(58)
Net investment gains (losses) on investments arising during the period	(3)	–	–	–	1	(2)
Reclassification adjustment for (gains) losses included in net income	47	–	–	–	(16)	31
Reclassification adjustment for OTTI losses excluded from net income[1]	(32)	–	–	–	11	(21)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(7)	*	–	2	(5)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	–	–	–

Balance, December 31, 2011	$(139)	$56	$1	$(3)	$30	$(55)

Net investment gains (losses) on investments arising during the period	113	–	–	–	(39)	74
Reclassification adjustment for (gains) losses included in net income	4	–	–	–	(1)	3
Reclassification adjustment for OTTI losses excluded from net income[1]	(9)	–	–	–	3	(6)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(38)	(1)	–	12	(27)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	2	*	2

Balance, December 31, 2012	$(31)	$18	$–	$(1)	$5	$(9)

Net investment gains (losses) on investments arising during the period	21	–	–	–	(7)	14
Reclassification adjustment for (gains) losses included in net income	1	–	–	–	–	1
Reclassification adjustment for OTTI losses excluded from net income[1]	(2)	–	–	–	1	(1)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(5)	–	–	1	(4)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	–	–	–

Balance, December 31, 2013	$(11)	$13	$–	$(1)	$–	$1

*	Amounts less than $1 million.

[1]	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

All other net unrealized investment gains and losses in AOCI

	Net Unrealized Gains (Losses) on Investments[1]	Deferred Policy Acquisition Costs	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2010	$2,524	$(786)	$(18)	$62	$(624)	$1,158
Net investment gains (losses) on investments arising during the period	2,465	–	–	–	(863)	1,602
Reclassification adjustment for (gains) losses included in net income	(179)	–	–	–	63	(116)
Reclassification adjustment for OTTI losses excluded from net income[2]	32	–	–	–	(11)	21
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(494)	(11)	–	177	(328)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	(271)	95	(176)

Balance, December 31, 2011	$4,842	$(1,280)	$(29)	$(209)	$(1,163)	$2,161

Net investment gains (losses) on investments arising during the period	1,425	–	–	–	(499)	926
Reclassification adjustment for (gains) losses included in net income	(138)	–	–	–	49	(89)
Reclassification adjustment for OTTI losses excluded from net income[2]	9	–	–	–	(3)	6
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(121)	(3)	–	43	(81)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	169	(59)	110

Balance, December 31, 2012	$6,138	$(1,401)	$(32)	$(40)	$(1,632)	$3,033

Net investment gains (losses) on investments arising during the period	(3,967)	–	–	–	1,388	(2,579)
Reclassification adjustment for (gains) losses included in net income	(99)	–	–	–	35	(64)
Reclassification adjustment for OTTI losses excluded from net income[2]	2	–	–	–	(1)	1
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	781	14	–	(278)	517
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	83	(29)	54

Balance, December 31, 2013	$2,074	$(620)	$(18)	$43	$(517)	$962

[1]	Includes cash flow hedges. Refer to Note 7 — Derivative Financial Instruments and Risk Management for information on cash flow hedges.

[2]	Represents “transfers out” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following rollforward provides a breakdown of the cumulative credit loss component of OTTI losses recognized in earnings of fixed maturities still held for which a portion of the loss was recognized in AOCI (in millions):

	2013	2012
Balance at beginning of year	$184	$208
Additions
Credit loss impairments recognized in the current period on securities previously not impaired	2	6
Additional credit loss impairments recognized in the current period on securities previously impaired	17	20
Reductions
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or sold during the period	(26)	(50)

Balance at end of year	$177	$184

The balance of and changes in each component of AOCI for the years ended December 31, 2013, 2012 and 2011 are as follows (in millions):

	Net Unrealized Investment Gains (Losses)[1,2]
	2013	2012	2011
Beginning balance	$3,024	$2,106	$1,100
Change in OCI before reclassifications	(1,998)	1,004	1,091
Net unrealized gains reclassified from AOCI	(63)	(86)	(85)

Net OCI	(2,061)	918	1,006

Ending balance	$963	$3,024	$2,106

[1]	All amounts are net of tax and DAC.

[2]

Includes cash flow hedges. Refer to Note 7 — Derivative Financial Instruments and Risk Management for information on cash flow hedges. Refer to Note 10 — Investment Income and Investment Gains and Losses (above) for additional information regarding unrealized investment gains or losses, including the split between amounts related to fixed maturities on which an other-than-temporary impairment loss has been recognized, and all other unrealized investment gains or losses.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The amounts reclassed out of AOCI for the years ended December 31, 2013, 2012 and 2011 are as follows (in millions):

Amounts Reclassified from AOCI[1]:	2013	2012	2011	Affected Line Item in the Consolidated Statement of Operations
Net unrealized investment (gains) losses:
Losses on cash flow hedges
Interest rate contracts	$1	$1	$2	Net investment income
Currency contracts	–	–	–	Net investment (losses) gains
Currency contracts	–	–	–	Interest credited to policyholders’ account balances
Currency contracts	–	(1)	(1)	Net investment income
(Gains) losses on available-for-sale securities
Impairment losses	1	4	47	Net investment (losses) gains
All other	(100)	(138)	(180)	Net investment (losses) gains

	(98)	(134)	(132)	Total before tax
	(35)	(48)	(47)	Income tax expense

Total reclassifications for the period	$(63)	$(86)	$(85)	Net income

[1]	Negative amounts indicate gains/benefits reclassified out of AOCI. Positive amounts indicate losses/costs reclassified out of AOCI.

NOTE 11 — RELATED PARTY TRANSACTIONS

The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $764 million, $750 million and $731 million for the years ended December 31, 2013, 2012 and 2011, respectively, are reflected in Operating expenses and Net investment income in the accompanying Consolidated Statement of Operations.

In 2011, the Company received a $300 million capital contribution consisting of $123 million of cash and $177 million in the form of release of intercompany payables, from New York Life.

The Company’s interests in commercial mortgage loans are held in the form of participations in mortgages originated or acquired by New York Life. Under the participation agreement for each such mortgage, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated there from, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval.

The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. The aircraft is to be used by members of senior management and directors for business travel under certain circumstances. Personal use of the aircraft by employees and directors is not permitted. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the years ended December 31, 2013, 2012 and 2011, the Company’s share of expenses associated with the lease of the aircraft were $1 million, $1 million and $2 million, respectively. The agreement expired in November 2009, with automatic one-year renewals, unless terminated earlier. The agreement had an initial term of five years, until November 2009 and was renewed for an additional five years through November 2014.

The Company has entered into investment advisory and administrative services agreements with NYL Investments whereby NYL Investments provides investment advisory services to the Company. At December 31, 2013, 2012 and 2011, the total cost for these services amounted to $91 million, $84 million and $76 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

In addition, NYL Investments has an Investment Advisory Agreement with the VP Funds, a registered investment company whose shares are sold to various separate accounts of the Company. NYL Investments, the administrator of the VP Funds, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYL Investments pays the Company administrative fees for providing services to the VP Funds. The Company recorded fee income from NYL Investments for the years ended December 31, 2013, 2012 and 2011 of $31 million, $26 million and $17 million, respectively.

At December 31, 2013 and 2012, the Company had a net liability of $230 million and $203 million, respectively, for the above-described services, which are included in Other liabilities in the accompanying Consolidated Statement of Financial Position. The terms of the settlement generally require that these amounts be settled in cash within ninety days. The terms of the investment advisory agreements require payment ten days from receipt of bill.

To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 3.33% to 7.81%. At December 31, 2013 and 2012, the carrying value of the Interest in annuity contracts and the Obligations under structured settlement agreements in the accompanying Consolidated Statement of Financial Position amounted to $6,114 million and $5,978 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The interest rate used in establishing such obligations was 5.84% for 2013. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2013 and 2012, the amount of outstanding reserves on these contracts was $163 million and $169 million, respectively, and are included in Future policy benefits in the accompanying Consolidated Statement of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the underwriter and/or agent of the Company’s variable product policies. For the years ended December 31, 2013, 2012 and 2011, the Company received service fees of $30 million, $23 million and $16 million, respectively, under this agreement. At December 31, 2013 and 2012, the Company recorded a receivable of $3 million and $2 million, respectively, from NYLIFE Distributors under this agreement.

The Company has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of the multi-funded annuity contracts and variable life insurance policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $130 million, $110 million and $98 million, for the years ended December 31, 2013, 2012 and 2011, respectively.

In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, as amended on July 1, 2009, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2013, 2012 and 2011, the Company incurred an expense of $41 million, $37 million and $33 million, respectively, under this agreement. At December 31 2013 and 2012, the Company recorded no payables to NYLIFE Securities under this agreement.

The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2013 and 2012.

The Company also has a credit agreement with New York Life, dated September 30, 1993, under which the Company can borrow up to $490 million. During 2013, 2012 and 2011, the credit facility was not used, no interest was paid and no outstanding balance was due.

On December 23, 2004, the Company entered into a credit agreement with Capital Corporation under which the Company can borrow up to $490 million. At December 31, 2013, 2012 and 2011, the Company had no outstanding balance due. The Company had no interest expense for 2013 and 2012. Interest expense for 2011 was less than $1 million.

During August 2003, the Company transferred without recourse several private placement debt securities to MCF. MCF is an indirect wholly owned subsidiary of New York Life. MCF paid the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. The private placement debt securities matured, and the outstanding balance payable totaling $5 million was paid to the Company on June 6, 2011. The Company did not receive interest payments from MCF for 2013 and 2012. The Company received interest payments from MCF of less than $1 million for 2011

The Company has purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2013 and 2012, the Company did not purchase any new loans. At December 31, 2013, the Company held loans with an outstanding balance of $31 million and has commitments to fund additional amounts on existing loans of $10 million. At December 31, 2012, the Company held loans with an outstanding balance of $60 million and had commitments to fund additional amounts on existing loans of $13 million. These loans are reported in Other investments in the accompanying Consolidated Statement of Financial Position.

On April 30, 2010, the Company entered into a revolving loan agreement with MCF (as amended from time to time, the “MCF Loan Agreement”). The MCF Loan Agreement establishes the terms under which the Company may provide funding to MCF for commitments to fund senior debt, subordinated debt and equity investments, each having different terms and conditions, in each case entered into on or after January 1, 2010.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The principal amount provided to MCF cannot exceed 2.5% of the Company’s statutory cash and invested assets as of the most recent quarterly statement. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon will be due in full on July 1, 2015. At December 31, 2013 and 2012, the outstanding balance of loans to MCF under the MCF Loan Agreement was $1,889 million and $1,584 million, respectively. These loans are reported in Investments in affiliates in the accompanying Consolidated Statement of Financial Position. During 2013, 2012 and 2011, the Company received interest payments from MCF totaling $85 million, $62 million and $40 million, respectively, which are included in Net investment income in the accompanying Consolidated Statement of Operations.

The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a universal life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $39 million, $15 million and $17 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company has an arrangement with New York Life whereby a policyholder may convert an individual life insurance policy and rider issued by the Company to a permanent cash value life insurance policy issued by New York Life without any additional underwriting. As compensation for this arrangement, the Company paid New York Life less than $1 million for the years ended December 31, 2013, 2012 and 2011.

The Company has an arrangement with NYLIFE Insurance Company of Arizona (“NYLAZ”), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a universal life policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $7 million, $6 million and $6 million from NYLAZ for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company has issued various Corporate Owned Life Insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2013 and 2012, the Company recorded liabilities of approximately $3,325 million and $3,069 million, respectively, which are included in Policyholders’ account balances and Separate account liabilities in the accompanying Consolidated Statement of Financial Position.

The Company has also issued various COLI policies to separate Voluntary Employees’ Beneficiary Association (VEBA) trusts formed for the benefit of New York Life’s retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2013 and 2012, Policyholders’ account balances and Separate account liabilities related to these policies aggregated $339 million and $298 million, respectively.

The Company has an agreement with NYLINK Insurance Agency Incorporated (“NYLINK”), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company’s products through NYLINK’s subagents. For the years ended December 31, 2013, 2012 and 2011, the Company recorded commission and fee expense to NYLINK agents of $1 million, $2 million and $2 million, respectively.

In connection with the acquisition of an office building by REEP-OFC Westory DC, LLC (“Westory”), an indirect wholly owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to Westory. Closing costs in connection with this purchase amounted to $3 million and is included in Net investment income in the accompanying Consolidated Statement of Operations. The mortgage loan is interest-only throughout the term and all outstanding principal shall be due and payable on August 10, 2022. Interest earned for the period ending December 31, 2013 and 2012 was $3 million and $1 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

In connection with a $150 million acquisition of a fee estate containing an office building and related improvements by a ground lease by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012, which sets forth the terms that will govern, in part, each entity’s interest in the property. Income earned for the period ending December 31, 2013 and 2012 was $3 million and $2 million, respectively.

Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (refer to Note 14 — Reinsurance for more details).

Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction. NYLT was sold on December 31, 2013. Refer to Note 14 — Reinsurance for more details.

NYL Investments provides the Company with certain services and facilities including, but not limited to, the following: information technology, and management and infrastructure support. NYL Investments charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYL Investments and the Company. The fees incurred associated with these services and facilities amounted to $62 million for the year ended December  31, 2013.

NOTE 12 — POLICYHOLDERS’ LIABILITIES

Policyholders’ Account Balances

Policyholders’ account balances at December 31, 2013 and 2012 were as follows (in millions):

	2013	2012
Deferred annuities	$38,846	$38,213
Universal life contracts	25,047	23,997
Annuities certain	628	511
Supplementary contracts without life contingencies	288	335
Unearned revenue liability	513	272
Guaranteed minimum accumulation benefit	69	405

Total policyholders’ account balances	$65,391	$63,733

Policyholders’ account balances on the above contracts are equal to cumulative deposits and interest credited, less withdrawals, and mortality and expense charges, where applicable.

Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

The GMAB is the fair value of embedded derivatives on deferred annuity contracts.

At December 31, 2013 and 2012, of the total policyholders’ account balances of $65,391 million and $63,733 million, respectively, the total amounts that have surrender privileges were $64,105 million and $62,834 million, respectively. The amounts that can be surrendered for cash by policyholders at December 31, 2013 and 2012 were $62,046 million and $60,399 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table highlights the interest rate assumptions generally utilized in calculating policyholders’ account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2013:

Product	Interest Rate	Withdrawal/Surrender Charges
Deferred annuities	0.25% to 10.00%	Surrender charges 0% to 10% for up to 10 years.
Universal life contracts	2.00% to 8.00%	Various up to 19 years.
Annuities certain	0.05% to 5.00%	No surrender or withdrawal charges.
Supplementary contracts without life contingencies	1.0% to 3.5%	No surrender or withdrawal charges.

1% of policyholders’ account balances have interest crediting rates of 6% and greater.

Future Policy Benefits

Future policy benefits at December 31, 2013 and 2012 were as follows (in millions):

	2013	2012
Life insurance:
Taiwan business — 100% coinsured	$1,049	$1,028
Other life	174	192

Total life insurance	1,223	1,220
Individual and group payout annuities	12,797	10,316
Other contract liabilities	49	43

Total future policy benefits	$14,069	$11,579

Other than the 100% coinsured business, there were no amounts related to policies that have surrender privileges or amounts redeemable in cash by policyholders.

The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2013:

Product	Mortality	Interest Rate	Estimation Method
Individual and group payout annuities	Based upon best estimates at time of policy issuance with PAD.	0.05% to 8.75%	Present value of expected future payments at a rate expected at issue with PAD.

Less than 2% of future policy benefits are based on an interest rate of 6% and greater.

Guaranteed Minimum Benefits

At December 31, 2013 and 2012, the Company had variable contracts with guarantees (note that the Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current GMDB in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date. For guarantees of income, the net amount at risk is defined as the minimum account balance in excess of the current account balance needed to fund the GFIB.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Variable Annuity Contracts – GMDB, GMAB, EBB and GFIB

The Company issues certain variable annuity contracts with a GMDB feature that guarantees either:

a) Return of deposits:    the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b) Ratchet:    the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

Contracts with an optional enhanced beneficiary benefit (EBB) feature provides an additional death benefit amount equal to a percentage of earnings in the contract at time of death, subject to certain maximums.

The Company issues certain variable annuity contracts with a GMAB feature that guarantees a minimum contract value equal to the amount of eligible premiums (adjusted for withdrawals) at the end of the guaranteed period. The minimum contract value can be reset after issue, and in which case, is set equal to the account value at the time of reset. The older contracts must be surrendered in order to receive the guaranteed amount.

The Company issues variable annuity contracts with a GFIB feature. This feature provides a minimum fixed annuity payment guarantee that will start on a date chosen by the policyholder.

The following tables provide the account value, net amount at risk and average attained age of contract holders at December 31, 2013 and 2012 for GMDB’s, GMAB’s, EBB’s and GFIB’s ($ in millions):

	2013
	Return of Net Deposits			Ratchet	Income
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	Additional Death Benefits (EBB)	In the Event of Death (GMDB)	Accumulation at Specified Date (GFIB)
Account value	$12,698	$5,766	$76	$11,570	$149
Net amount at risk	$26	$19	$7	$160	$–
Average attained age of contract holders	58	58	65	63	58

	2012
	Return of Net Deposits			Ratchet	Income
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	Additional Death Benefits (EBB)	In the Event of Death (GMDB)	Accumulation at Specified Date (GFIB)
Account value	$9,456	$4,526	$67	$10,985	$40
Net amount at risk	$47	$51	$5	$286	$–
Average attained age of contract holders	58	57	65	62	58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in Future policy benefits for GMDB, EBB and GFIB, and Policyholders’ account balances for GMAB in the accompanying Consolidated Statement of Financial Position (in millions):

	GMDB	GMAB	EBB	GFIB		Totals
Balance at January 1, 2011	$38	$222	$1		$–	$261
Incurred guarantee benefits	17	248	–		–	265
Paid guarantee benefits	(7)	–	–		–	(7)

Balance at December 31, 2011	48	470	1		–	519
Incurred guarantee benefits	(10)	(65)	–		*	(75)
Paid guarantee benefits	(6)	–	–		–	(6)

Balance at December 31, 2012	32	405	1		*	438
Incurred guarantee benefits	14	(336)	–		–	(322)
Paid guarantee benefits	(4)	–	–		–	(4)

Balance at December 31, 2013	$42	$69	$1	$	*	$112

*	Amounts less than $1 million

For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and are recognized at fair value through Interest credited to policyholders’ account balances in the accompanying Consolidated Statement of Operations (refer to Note 9 — Fair Value Measurements).

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates assumptions and adjusts the liability, with a related charge or credit recorded to Increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2013 and 2012, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumptions ranged from 4.48% to 7.33% for 2013 and 5.21% to 6.75% for 2012.

•	Volatility assumption ranged from 13.11% to 14.21% for 2013 and was 12.94% to 14.53% for 2012.

•	Mortality was assumed to be 100.5% of an internally developed mortality table for both 2013 and 2012.

•	Lapse rates vary by contract type and duration and ranged from 0.50% to 31.73%, with an average of 5.31% for 2013 and 5.47% for 2012.

•	Discount rates ranged from 4.29% to 7.61% for 2013 and 6.01% to 7.61% for 2012.

The GFIB liability is determined each period by estimating the expected guaranteed minimum income benefit amounts, less the benefit amounts funded by income benefit purchases, and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates used and adjusts the liability balance, with a related charge

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

or credit recorded to Increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GFIB liability at December 31, 2013 and 2012, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption ranged from 0.11% to 9.99% for 2013, and (0.04)% to 10.01% for 2012.

•	Volatility assumption ranged from 0.04% to 31.28% for 2013, and was 0.03% to 30.87% for 2012.

•	Mortality assumption used to project future claims is the Company’s RIS 10(20) GFIA Experience Mortality Table in 2013, and was assumed to be 60% of the 94 MGDB table for 2012.

•	Lapse rates vary by contract type and duration and range from 1.00% to 20.00%, with an average of 1.00% for 2013, and 1.00% to 20.00%, with an average of 1.00% for 2012.

•	Discount rates ranged from 4.29% to 6.64% for 2013 and 6.64% to 7.22% for 2012.

The following table presents the aggregate fair value of assets at December 31, 2013 and 2012, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB, GMAB and GFIB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB and GFIB guarantees in each contract, the GMDB, GMAB and GFIB amounts listed are not mutually exclusive (in millions):

	2013			2012
	GMDB	GMAB	GFIB	GMDB	GMAB	GFIB
Separate account:
Equity	$11,728	$3,072	$87	$8,822	$2,212	$16
Fixed income	4,884	1,242	40	4,834	1,170	7
Balanced	3,936	1,168	8	3,081	863	1
General account	3,720	284	14	3,704	281	15

Total	$24,268	$5,766	$149	$20,441	$4,526	$39

Additional Liability for Individual Life Products

Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company’s individual life contracts, this requirement primarily affects universal life policies with secondary guarantees. For these policies, we define excess insurance benefits as death benefits paid in excess of account balance released on death when the policy is either being held in force by the presence of a no lapse guarantee or when an amount in excess of the account balance results from a GMDB.

The following table summarizes the liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2013, 2012 and 2011 (in millions):

	2013	2012	2011
Beginning balance	$80	$60	$41
Net liability increase	18	20	19

Ending balance	$98	$80	$60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 13 — DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

The following is an analysis of DAC included in the accompanying Consolidated Statement of Financial Position for the years ended December 31, 2013, 2012 and 2011 (in millions):

	2013	2012	2011
Balance at beginning of year	$2,027	$2,313	$2,824
Current year additions	426	351	433
Amortized during year	(394)	(523)	(436)
Amortization — impact of assumption and experience unlocking	13	45	(7)

Balance at end of year before related adjustments	2,072	2,186	2,814
Adjustment for changes in unrealized net investment gains	775	(159)	(501)

Balance at end of year	$2,847	$2,027	$2,313

In the table above, the positive impact of assumption and experience unlocking on amortization includes $(36) million, $7 million and $(1) million of error corrections that (increased) reduced amortization for the years ended December 31, 2013, 2012 and 2011, respectively. Adjustment for changes in unrealized net investment gains is net of an out of period adjustment of ($145) million related to the prior period adjustment to DAC through AOCI. The Company has evaluated these out of period adjustments and concluded that individually and collectively they are not material to all financial statements for the years presented.

Sales Inducements

The following is an analysis of deferred sales inducements included in Other assets in the accompanying Consolidated Statement of Financial Position for the years ended December 31, 2013, 2012 and 2011 (in millions):

	2013	2012	2011
Balance at beginning of year	$530	$457	$354
Current year additions	106	159	134
Amortized during year	(101)	(82)	(20)

Balance at end of year before related adjustments	535	534	468
Adjustment for changes in unrealized net investment gains	14	(4)	(11)

Balance at end of year	$549	$530	$457

NOTE 14 — REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. As of December 31, 2013, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for certain products. For the policies reinsured, the Company typically retains between 10% and 60% of each risk, with a minimum size policy ceded of $1 million for most traditional products. Most of the reinsured business is on an automatic basis. Cases in excess of the Company’s retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

On July 1, 2002, the Company transferred all of the liabilities and assets of its Taiwan Branch to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life that was sold to Yuanta Financials Holding Co., Ltd. (“Yuanta”) on December 31, 2013. Taiwan Corporation is liable for all policyholder obligations on its balance sheet, including policies issued prior to July 2002, when Taiwan Corporation was a branch of the Company. As part of the sale agreement, Yuanta has guaranteed Taiwan Corporation’s obligation with respect to these policyholder obligations. Under GAAP, the Company accounts for the policies issued prior to July 2002 as 100% coinsured, and includes $1,049 million of policyholder liabilities associated with those policies, as well as a reinsurance recoverable asset from Taiwan Corporation/Yuanta. At December 31, 2013, the Company had a reinsurance recoverable of $1,049 million on the above transaction.

Accordingly, the Company recorded the following with respect to this transaction (in millions):

	2013	2012	2011
Amounts recoverable from reinsurer	$1,049	$1,027	$929
Premiums ceded	$65	$66	$68
Benefits ceded	$50	$28	$37

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 75% of the reinsurance ceded to non-affiliates at December 31, 2013 and 2012.

In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of Universal Life, Variable Universal Life (“VUL”), Target Life and Asset Preserver, with New York Life. The agreement uses a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company retains the assets held in relation to the policyholders’ account balances and separate account liabilities. An experience refund is paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $1 million and $14 million at December 31, 2013 and 2012, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Statement of Financial Position. The change in fair value of this embedded derivative was $(13) million, $(1) million and $(33) million for the years ended December 31, 2013, 2012 and 2011, respectively, and is included in Net revenue from reinsurance in the accompanying Consolidated Statement of Operations.

In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2013, 2012 and 2011, $1 million of the deferred gain was amortized and is included in the Net revenue from reinsurance in the accompanying Consolidated Statement of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The effect of this affiliated reinsurance agreement for the years ended December 31, 2013, 2012 and 2011 was as follows (in millions):

	2013	2012	2011
Fees-universal life policies ceded	$246	$252	$254
Net revenue from reinsurance	$70	$85	$81
Policyholders’ benefits ceded	$160	$161	$136
Amounts recoverable from reinsurer	$6,833	$6,634	$6,400
Amounts payable to reinsurer	$6,833	$6,622	$6,387
Other liabilities (deferred gain, net of amortization)	$14	$15	$17

The Company obtains coverage of mortality risk in excess of its retention limits from New York Life on a yearly renewable term basis. The premiums for this coverage were $18 million for the year ended December 31, 2013 and $14 million for the years ended December 31, 2012 and 2011.

The effects of all reinsurance for the years ended December 31, 2013, 2012 and 2011 were as follows (in millions):

	2013	2012	2011
Premiums:
Direct	$3,449	$2,882	$2,494
Assumed	3	3	3
Ceded	(68)	(69)	(70)

Net premiums	$3,384	$2,816	$2,427

Fees-universal life and annuity policies ceded	$586	$583	$572
Net revenue from reinsurance	$71	$85	$82
Policyholders’ benefits ceded	$571	$515	$503
Increase in ceded liabilities for future policyholder benefits	$26	$13	$14
Amounts recoverable from reinsurer:
Affiliated*	$6,877	$7,675	$7,345
Unaffiliated*	$1,390	$300	$278
Amounts payable to reinsurer:
Affiliated	$6,837	$6,626	$6,389
Unaffiliated	$48	$47	$41
Other liabilities (deferred gain, net of amortization)	$14	$15	$17

*	The reinsurance recoverable from Taiwan Corporation is presented as Unaffiliated as of December 31, 2013 and Affiliated as of December 31, 2012 and 2011.

NOTE 15 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative and investigative proceedings and inquiries.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Regulatory Inquiries

By letter dated May 20, 2011, the California Department of Insurance notified the Company that it would conduct a special examination of the Company’s practices regarding payment of benefits under life insurance policies and annuities, termination of annuity payments, payments to holders of retained asset accounts, use of the Social Security Administration “Death Master Index” and other matters. This examination relates to matters also being examined by state departments of revenue (or equivalent state agencies) in a number of states under their respective unclaimed property laws. Subsequent similar notices were received from the Department and the New York and Massachusetts State Attorney General’s Offices. In connection with these audits and examinations, the Company has made a number of payments to beneficiaries and identified additional policies that are in the process of settlement or are being investigated for potential settlement. As a result of these ongoing inquiries, the Company recorded a charge to net income of $9 million, net of reserves, reinsurance recoverables and taxes, for the year ended December 31, 2011. The Company recorded an immaterial charge to net income in 2012. In October 2013, the Company entered into a Regulatory Settlement Agreement with 48 state Departments of Insurance that resolved the multi-state market conduct examination regarding claims practices and use of the Death Master Index. The Company and New York Life entered into a Global Resolution Agreement in June 2013 with 39 state departments of revenue (or equivalent state regulators) that settled the terms of the unclaimed property audit. No fine or penalty was imposed in connection with that Agreement.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations, which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in guaranty fund assessments against the Company of approximately $9 million and $41 million which have been accrued in Other liabilities in the accompanying Consolidated Statement of Financial Position for the years ended December 31, 2013 and 2012, respectively. The Company expects to recover $24 million and $28 million at December 31, 2013 and 2012, respectively, of premium offsets reflected in Other assets on the accompanying Consolidated Statement of Financial Position.

In 2011, New York Life committed to contribute $20 million, of which $10 million was allocated to the Company, to a voluntary fund that will be established to provide benefits to certain Executive Life Insurance Company of New York (“ELNY”) payees who otherwise would have had their contractual benefits reduced as a result of ELNY’s liquidation. In 2011, the cost to establish the liability of $10 million for the year ended December 31, 2011 is reflected in Operating expenses in the accompanying Consolidated Statement of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Guarantees

The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from any such guarantees would not have a material adverse effect on the Company’s financial position.

Loaned Securities and Repurchase Agreements

The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2013 and 2012, $489 million and $451 million, respectively, of the Company’s fixed maturities were on loan to others. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss. At December 31, 2013 and 2012, the Company recorded cash collateral received under these agreements of $500 million and $461 million, respectively and established a corresponding liability for the same amount, which is included in Other liabilities in the accompanying Consolidated Statement of Financial Position. The Company did not hold collateral in the form of securities at December 31, 2013 and 2012.

The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2013 and 2012, the Company had agreements to purchase and resell securities, which are reflected in the accompanying Consolidated Statement of Financial Position, totaling $101 million and $59 million at an average coupon rate of 0.01% and 0.20%, respectively. At December 31, 2013, the Company had no repurchase agreements outstanding. At December 31, 2012, the Company recorded a liability for agreements to sell and repurchase securities, which is reflected in Other Liabilities of the accompanying Consolidated Statement of Financial Position, totaling $75 million at an average coupon rate of 3.50%.

The following tables represents recognized repurchase agreements and securities lending transactions that are subject to an enforceable master netting agreement or similar agreement for the years ended December 31, 2013 and 2012 (in millions):

	December 31, 2013
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Securities Collateral	Net Amount
Offsetting of Financial Assets:
Securities purchased under agreement to resell	$101	$–	$101	$(101)[1]	$–

Total Assets	$101	$–	$101	$(101)	$–

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	December 31, 2012
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Securities Collateral	Net Amount
Offsetting of Financial Assets:
Securities purchased under agreement to resell	$59	$–	$59	$(59)[2]	$–

Total Assets	$59	$–	$59	$(59)	$–

[1]

The actual collateral that is held by the custodian is $103 million, which was capped at the amount recorded in the Consolidated Statement of Financial Position in accordance with the authoritative guidance.

[2]

The actual collateral that is held by the custodian is $60 million, which was capped at the amount recorded in the Consolidated Statement of Financial Position in accordance with the authoritative guidance.

	December 31, 2013
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Cash Collateral	Net Amount
Offsetting of Financial Liabilities:
Securities entered into a security lending agreement	$500	$–	$500	$(500)[1]	$–

Total Liabilities	$500	$–	$500	$(500)	$–

	December 31, 2012
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Cash Collateral	Net Amount
Offsetting of Financial Liabilities:
Securities entered into a security lending agreement	$461	$–	$461	$(461)[2]	$–

Total Liabilities	$461	$–	$461	$(461)	$–

[1]	The amount shown is the cash collateral received and not the securities lent that remain on the Consolidated Statement of Financial Position and have a fair value of $489 million.

[2]	The amount shown is the cash collateral received and not the securities lent that remain on the Consolidated Statement of Financial Position and have a fair value of $451 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Liens

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NOTE 16 — INCOME TAXES

A summary of the components of the net total Income tax expense for the years ended December 31, 2013, 2012 and 2011, included in the accompanying Consolidated Statement of Operations are as follows (in millions):

	2013	2012	2011
Current:
Federal	$132	$174	$243
State and local	11	5	4
Foreign	1	–	1

	144	179	248
Deferred:
Federal	49	61	(160)

Total income tax expense	$193	$240	$88

Pursuant to the tax allocation agreement discussed in Note 3 — Significant Accounting Policies, as of December 31, 2013 and 2012, the Company recorded a net income tax payable to New York Life of $73 million and $60 million, respectively, included in Other liabilities in the accompanying Consolidated Statement of Financial Position.

The Company’s actual income tax expense for the years ended December 31, 2013, 2012 and 2011 differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons:

	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax exempt income	(4.3)	(2.1)	(4.6)
Audit Liability	0.4	0.1	0.1
Investment credits	(5.8)	(5.2)	(8.3)
Tax settlements	(3.5)	–	(1.3)
Other	0.7	0.4	0.5

Effective tax rate	22.5%	28.2%	21.4%

The Company recognized a tax benefit in 2013 of $30 million related to the settlement with the Appeals Office of the Internal Revenue Service (“IRS”) of issues for the 2002-2004 tax years.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company’s management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The components of the net deferred tax liability reported in Other liabilities in the accompanying Consolidated Statement of Financial Position as of December 31, 2013 and 2012, are as follows (in millions):

	2013	2012
Deferred tax assets:
Future policyholder benefits	$770	$798
Employee and agents benefits	69	74
Other	19	30

Gross deferred tax assets	858	902

Deferred tax liabilities:
DAC	683	318
Investments	656	2,142
Other	187	170

Gross deferred tax liabilities	1,526	2,630

Net deferred tax liability	$668	$1,728

The Company has no net operating or capital loss carryforwards.

The Company’s federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2007. In 2013, the IRS began its examination of tax years 2008 through 2010. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2013, 2012 and 2011 are as follows (in millions):

	2013	2012	2011
Beginning of period balance	$71	$71	$69
Reductions for tax positions of prior years	–	–	(2)
Additions for tax positions of prior year	3	–	–
Additions for tax positions of current year	–	–	4
Settlements with tax authorities	(3)	–	–

End of period balance	$71	$71	$71

As of December 31, 2013, 2012 and 2011, the Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by $5 million, $2 million and $2 million, respectively. Total interest expense associated with the liability for unrecognized tax benefits was $2 million for the years ended December 31, 2013, 2012 and 2011, and are included in Income tax expense in the accompanying Consolidated Statement of Operations. At December 31, 2013, 2012 and 2011, the Company had $12 million, $9 million and $7 million, respectively, of accrued interest associated with the liability for unrecognized tax benefits, which are reported in Other liabilities the accompanying Consolidated Statement of Financial Position. The $3 million increase from December 31, 2012 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $2 million of interest expense and a $1 million increase resulting from settlements with tax authorities. The $2 million increase from December 31, 2011 in accrued interest associated with the liability for unrecognized tax benefits is the result of interest expense. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next twelve months.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 17 — DEBT

Debt consisted of the following at December 31, 2013 and 2012 (in millions):

	2013	2012
Recourse debt
Promissory note — Aeolus	$2	$3

Total recourse debt	2	3

Non-recourse debt
Other	1	1

Total non-recourse debt	1	1

Total debt	$3	$4

Recourse Debt

The Company issued a promissory note on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in whole or in part and there are no collateral requirements. The carrying amount of the note was $2 million and $3 million at December 31, 2013 and 2012, respectively.

Non-Recourse Debt

At December 31, 2013 and 2012, the Company was required to consolidate one structured investment in which the Company is considered the primary beneficiary with an outstanding debt balance of $1 million and $1 million, respectively. Refer to Note 6 — Investments.

NOTE 18 — SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid were $276 million, $233 million and $102 million during 2013, 2012 and 2011, respectively.

Total interest paid was $12 million, $17 million and $16 million during 2013, 2012 and 2011, respectively.

Non-cash transactions

In 2012, the Company determined it had misstated certain cash and non-cash items in 2011 within and between “Net cash provided by operating activities” and “Net cash used in investing activities” in the Company’s Consolidated Statement of Cash Flows and, therefore, such items were corrected for the year ended December 31, 2011. Although the Company does not consider these amounts to be material, the 2011 amounts were revised to conform to the current year presentation. As a result of the correction, “Net cash provided by operating activities” decreased by $153 million, and “Net cash used by investing activities” increased by $153 million due to the removal of capitalized interest on bonds which is a non-cash transaction.

In addition, offsetting adjustments of $5,299 million for the year ended December 31, 2011, were made to the “proceeds from” and “cost of” investments purchased within the investing section of the cash flow statement. These adjustments relate to the removal of “to be announced” (“TBA”) security purchase and sale commitments as they are non-cash transactions and the removal of dollar roll transactions as this is financing not investing

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

activity. This correction of the Company’s Consolidated Statement of Cash Flows did not impact the Company’s previously reported Consolidated Statement of Operations or the Consolidated Statement of Financial Position and, in particular, “Cash and cash equivalents” reported at the end of 2011 in the Company’s Consolidated Statement of Cash Flows remain unchanged.

There was a non-cash capital contribution transaction of $177 million in the form of the release of intercompany payables for the year ended December 31, 2011 from New York Life.

For the year ended December 31, 2013, the Company did not have other non-cash investing transactions.

Other non-cash investing transaction were $3 million for the year ended December 31, 2012, related to non-cash acquisitions of foreclosed property and non-redeemable preferred stock. Other non-cash investing transactions were $7 million for the year ended December 31, 2011, primarily related to transfers between mortgage loans, real estate and other invested assets.

NOTE 19 — STATUTORY FINANCIAL INFORMATION

The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has one permitted practice related to certain separate account assets that are valued at book value instead of market value.

A reconciliation of the Company’s statutory surplus at December 31, 2013 and 2012 between NAIC SAP and practices prescribed or permitted by the Department is shown below (in millions):

	2013	2012
Statutory Surplus, Delaware Basis	$6,748	$6,399
State prescribed or permitted practices:
Presenting Guaranteed and Variable Universal Life Separate Accounts at book value	108	415

Statutory Surplus, NAIC SAP	$6,856	$6,814

Statutory net income for the years ended December 31, 2013, 2012 and 2011 was $798 million, $639 million and $294 million, respectively.

The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company’s surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life, at December 31, 2013 or 2012. As of December 31, 2013, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $2,795 million. The maximum amount of dividends that may be paid in 2014 without prior approval is $787 million.

NOTE 20 — SUBSEQUENT EVENTS

As of March 13, 2014, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

Independent Auditor’s Report

To the Board of Directors and Stockholder of

New York Life Insurance and Annuity Corporation:

We have audited the accompanying consolidated financial statements of New York Life Insurance and Annuity Corporation and its subsidiaries (the “Company”), which comprise the consolidated statement of financial position as of December 31, 2013 and 2012, and the related consolidated statement of operations, of comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2013.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 5 to the consolidated financial statements, the Company changed the manner in which it accounts for the deferral of acquisition costs in 2012.

As disclosed in Note 11 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

March 13, 2014

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(NYLIAC) NI070

PART C. OTHER INFORMATION

ITEM 26. EXHIBITS

(a)	Board of Directors Resolution

Resolution of the Board of Directors of NYLIAC establishing the Separate Account — Previously filed as Exhibit (1) to Registrant’s initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-07617), and incorporated herein by reference.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(c)(1)	Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

(c)(2)	Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(c)(3)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annunity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(d)	Contracts.

(d)(1)	Form of Policy for Corporate Executive Series Variable Universal Life Insurance Policies — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5) to Registrant’s Initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(2)	Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant’s initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(3)	Level Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(b) to Registrant’s initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(4)	Modification of Policy Provisions Endorsement — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(c) to Registrant’s Post-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(5)	Alternative Cash Surrender Value Benefit Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(d) to Registrant’s Post-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(6)	Alternative Cash Surrender Value Benefit Endorsement (8699-02)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(6) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(d)(7)	Modification of Policy Provisions Endorsement (8721-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(7) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(8)	Modification of Policy Provisions Endorsement (8722-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(8) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(9)	Alternative Cash Surrender Value Benefit Endorsement (8719-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(9) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(10)	Alternative Cash Surrender Value Benefit Endorsement (8754-04)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-48300), filed 6/25/04 and incorporated herein by reference.

(d)(11)	Alternative Cash Surrender Value Benefit Endorsement (8692-05)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(11) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(12)	Modification of Policy Provisions Endorsement (8784-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(12) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(13)	Modification of Policy Provisions Endorsement (8793-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(13) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(14)	Endorsements to CorpExec Variable Universal Life Policy Numbers 300-40 and 301-43 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(14) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(e)	Applications.

(e)(1)	Form of Application for a policy for Corporate Executive Series Variable Universal Life Policies — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10) to Registrant’s initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(f)(1)	Restated Certificate of Incorporation of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant’s initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(1)(a)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009)- Previously filed as Exhibit 6(a)(1) to Post-Effective Amendment No. 36 to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(f)(2)	By-Laws of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant’s initial registration statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a)	Amendments to By-Laws of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157) filed 4/3/98, and incorporated herein by reference.

(f)(2)(b)	Amended and Restated By-Laws of NYLIAC (executed May 1, 2009)- Previously filed as Exhibit 6(b)(3) to Post-Effective Amendment No. 36 to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(g)	Reinsurance Contracts.

(g)(1)	Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/03 and incorporated herein by reference.

(h)	Participation Agreements.

(h)(1)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit 1.(9) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(2)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(3)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(4)	Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(5)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(6)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC as amended, dated November 23, 2009 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342) filed 4/13/10, and incorporated herein by reference.

(h)(7)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342) filed 4/16/98, and incorporated herein by reference.

(h)(8)	Participation Agreement, Amended and Restated, dated May 1, 2009, among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, New York Life Insurance and Annuity Corporation and MFS Fund Distributors, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(30) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-161336), filed 11/16/09 and incorporated herein by reference.

(h)(9)	Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(10)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11)	Form of Participation Agreement among American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, Inc., American Century Services Corporation, and NYLIAC — Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(12)	Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(13) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(h)(13)	Form of Participation Agreement among Lord Abbett Series Fund, Inc.; Lord, Abbett & Co., Lord Abbett Distributor LLC, and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant’s Post-Effective Amendment No. 3 to the registration statement on Form-N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(14)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — III (File No. 33-87382), filed 4/9/03 and incorporated herein by reference.

(h)(15)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(h)(16)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(17)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(18) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/25/04 and incorporated herein by reference.

(h)(18)	Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 6/25/04 and incorporated herein by reference.

(h)(19)	Participation Agreement dated 6/15/05 among Davis Variable Account Fund, Inc., Davis Distributors, LLC, Davis Select Advisers, L.P., and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(20) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(20)	Participation Agreement among Baron Capital Funds Trust, Baron Capital, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(21) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(21)	Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(h)(22)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 33-53342), filed 4/10/06 and incorporated herein by reference.

(h)(23)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(24)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(25)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(26) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(26)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(27)	Form of Participation Agreement, dated June 5, 2007, among New York Life Insurance and Annuity Corporation, Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc. and Lincoln Investment Advisors Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(28) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(28)	Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, OppenheimerFunds, Inc. and Oppenheimer Variable Account Funds — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(29) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(29)	Fund Participation Agreement, dated October 28, 2011, between Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and New York Life Insurance and Annuity Corporation – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (h)(29) to Post-Effective Amendment No. 27 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 12/6/11 and incorporated herein by reference.

(h)(30)	Fund Participation Agreement, dated March 15, 2012, among New York Life Insurance and Annuity Corporation; ING Investments Distributor, LLC; ING Investments, LLC and ING Variable Portfolios, Inc. — Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (h) (30) to Post-Effective Amendment No. 28 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 4/18/2012 and incorporated herein by reference.

(h)(31)	Participation Agreement, dated March 21, 2012, among New York Life Insurance and Annuity Corporation; DFA Dimensions Group Inc.; Dimensional Fund Advisors LP, and DFA Securities LLC — Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (h)(31) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333- 48300), filed 11/8/2013 and incorporated herein by reference.

(i)	Administrative Contracts.

(i)(1)	Service Agreement between Fred Alger Management, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2)	Administrative Services Agreement between Dreyfus Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3)	Administrative Services Agreement between Janus Capital Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account -I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4)	Services Agreement between New York Life Investment Management LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5)	Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6)	Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)	Service Agreement between American Century Investment Services, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8)	Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9)	Service Agreement between Lord Abbett Series Fund, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(10)	Service Agreement between Deutsche Asset Management, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(11)	Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account — I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(12)	Distribution and Servicing Plan Agreement between Lazard Retirement Series, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(12) to Post-Effective Amendment No. 11 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/05 and incorporated herein by reference.

(i)(13)	Services Agreement between PIMCO Variable Insurance Trust and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(14)	Services Agreement between Pacific Investment Management Company LLC and NYLIAC — Previously filed in statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(15)	Administrative Services Letter of Agreement by and between Royce & Associates, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/12/05 and incorporated herein by reference.

(i)(16)	Administrative Services and Distribution Services Agreement by and between Baron Capital Funds Trust and NYLIAC, dated August 1, 2005 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(16) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(i)(17)	Service Agreement by and between Davis Distributors, LLC, and NYLIAC, dated August 1, 2005 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(17) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(i)(18)	Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(i)(19)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 33-53342), filed 4/10/06 and incorporated herein by reference.

(i)(20)	Administrative and Shareholder Services Letter of Agreement dated January 15, 1998 between Van Eck Worldwide Insurance Trust and NYLIAC — Previously filed in accordance with Regulation S-T,17 CFR 232.102(e) as Exhibit (i)(9) to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(i)(21)	Form of Business Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Distributors, Inc., and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(21) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(i)(22)	Form of Administrative Services Agreement, dated as of August 15, 2006, between Delaware Distributors L.P. and New York Life Insurance and Annuity Corporation, — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(23)	Form of Master Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(24)	Form of Administrative Services and Revenue Sharing Agreement, dated May 1, 2007, between New York Life Insurance and Annuity Corporation and OppenheimerFunds, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(24) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(i)(25)	Administrative Services Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(25) to Post-Effective Amendment No. 19 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 12/13/07 and incorporated herein by reference.

(i)(26)	Distribution Services Agreement, dated October 28, 2011, between Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and New York Life Insurance and Annuity Corporation – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (i)(26) to Post-Effective Amendment No. 27 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 12/6/11 and incorporated herein by reference.

(i)(27)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 — Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 33-53342), filed 4/11/12 and incorporated herein by reference.

(i)(28)	Amended and Restated 12b-1 Plan Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011— Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit 8 (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 33-53342), filed 4/11/12 and incorporated herein by reference.

(j)	Other Material Contracts.

(j)(1)	Powers of Attorney for Andrew F. Amenn, Corporate Vice President and Controller of NYLIAC — Filed herewith.

(j)(2)	Powers of Attorney for Christopher T. Ashe, Director and Senior Vice President of NYLIAC — Filed herewith.

(j)(3)	Powers of Attorney for David G. Bedard, Director and Senior Vice President of NYLIAC — Filed herewith.

(j)(4)	Powers of Attorney for Christopher O. Blunt, Director, Executive Vice President and Co-President of Insurance and Agency Group of NYLIAC — Filed herewith.

(j)(5)	Powers of Attorney for David Cruz, Director and Senior Vice President of NYLIAC — Filed herewith.

(j)(6)	Powers of Attorney for John T. Fleurant, Director, Executive Vice President and Chief Financial Officer of NYLIAC — Filed herewith.

(j)(7)	Powers of Attorney for Robert M. Gardner, Director and Vice President of NYLIAC — Filed herewith.

(j)(8)	Powers of Attorney for John Y. Kim, Director, Executive Vice President and President of Investments Group of NYLIAC — Filed herewith.

(j)(9)	Powers of Attorney for Theodore A. Mathas, Director, Chairman and President of NYLIAC — Filed herewith.

(j)(10)	Powers of Attorney for Mark W. Pfaff, Director, Executive Vice President and Co-President of Insurance and Agency Group NYLIAC — Filed herewith.

(j)(11)	Powers of Attorney for Arthur H. Seter, Director, Senior Vice President and Chief Investment Officer of NYLIAC — Filed herewith.

(j)(12)	Powers of Attorney for Joel M. Steinberg, Director, Senior Vice President, Chief Risk Officer and Chief Actuary of NYLIAC — Filed herewith.

(j)(13)	Powers of Attorney for Susan A. Thrope, Director of NYLIAC — Filed herewith.

(k)	Legal Opinion.

Opinion and consent of Thomas F. English, Esq. — Filed herewith.

(l)	Actuarial Opinion.

Opinion and consent of Brian Kwei, Actuary-Filed herewith.

(m)	Calculation.

(m)(1)	Sample Calculation of Illustrations for CorpExec VUL II — Filed herewith.

(m)(2)	Sample Calculation of Illustrations for CorpExec VUL III — Filed herewith.

(m)(3)	Sample Calculation of Illustrations for CorpExec VUL IV — Filed herewith.

(m)(4)	Sample Calculation of Illustrations for CorpExec VUL V — Filed herewith.

(m)(5)	Sample Calculation of Illustrations for CorpExec VUL VI — Filed herewith.

(n)	Other Opinions.

Consent of PricewaterhouseCoopers LLP — Filed herewith.

(o)	Omitted Financial Statements.

Not applicable.

(p)	Initial Capital Agreements.

Not applicable.

(q)	Redeemability Exemption.

(q)(1)	Memorandum describing NYLIAC’s issuance, transfer and redemption procedures for the Policies — Previously filed as Exhibit (9)(e) to Registrant’s Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

(q)(2)	Supplement to Memorandum describing NYLIAC’s issuance, transfer and redemption procedures for the Policies — Previously filed as Exhibit 1.9(g) to Registrant’s Post- Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/24/98 and incorporated herein by reference.

(q)(3)	Memorandum describing NYLIAC’s issuance, transfer and redemption procedures for the Policies — Previously filed as Exhibit (q)(3) to Registrant’s Post-Effective Amendment No. 19 on Form N-6 (File No. 333-07617), filed on 4/23/13 and incorporated herein by reference.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Mathas, Theodore A.	Chairman & President
Ashe, Christopher T.	Director & Senior Vice President
Bedard, David G.	Director & Senior Vice President
Blunt, Christopher O.	Director, Executive Vice President & Co-President Insurance & Agency Group
Cruz, David	Director & Senior Vice President
Fleurant, John T.	Director, Executive Vice President & Chief Financial Officer
Gardner, Robert M.	Director & Vice President
Kim, John Y.	Director, Vice Chairman & President Investments Group
Pfaff, Mark W.	Director, Executive Vice President & Co-President Insurance & Agency Group
Seter, Arthur H.	Director, Senior Vice President & Chief Investment Officer
Steinberg, Joel M.	Director, Senior Vice President, Chief Risk Officer & Chief Actuary
Thrope, Susan A.	Director
Badler, Sara L.	Senior Vice President & Legal Officer
Banaszek, Annamaria	Senior Vice President
Bennett, Joseph M.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Castellani, David J.	Senior Vice President
Cole, Thomas	Senior Vice President
Del Secolo, Michael	Senior Vice President & Chief Technology Officer
DeSanto, Craig L.	Senior Vice President & Actuary
DiMella, Robert A.	Senior Vice President
English, Thomas F.	Senior Vice President & Chief Legal Officer
Fisher, Stephen P.	Senior Vice President
Girard, Thomas J.	Senior Vice President
Glover, Troy E.	Senior Vice President
Grove, Matthew M.	Senior Vice President
Hebron, Robert J.	Senior Vice President
Hendry, Thomas A.	Senior Vice President & Treasurer
Loffredo, John M.	Senior Vice President
Malloy, Anthony R.	Senior Vice President
McDermott, Gail A.	Senior Vice President
McInerney, Barbara J.	Senior Vice President & Chief Compliance Officer
Ok, Francis	Senior Vice President
Oleske, Michael M.	Senior Vice President & Chief Tax Counsel
Paternoster, Susan L.	Senior Vice President
Pell, Gideon A.	Senior Vice President
Phlegar, Jeffrey S.	Senior Vice President
Roberts, Dan C.	Senior Vice President
Rocchi, Gerard A.	Senior Vice President
Senser, Jerrold K.	Senior Vice President
Shively, George S.	Senior Vice President & Legal Officer
Talgo, Mark W.	Senior Vice President
Yoon, Jae	Senior Vice President
Ascione, Mitchell P.	Vice President
Attias, Steven	Vice President & Chief Information Security Officer
Bain, Karen A.	Vice President - Tax
Baker, Lee C.	Vice President
Bartlett, Judy R.	Vice President & Associate Legal Officer
Barton, Jacqueline M.	Vice President
Bonvouloir, John	Vice President
Brill, Elizabeth	Vice President & Actuary
Carbone, Jeanne M.	Vice President
Carey, Christopher H.	Vice President
Casanova, Ramon A.	Vice President & Actuary
Chen, Roger	Vice President
Cohen, Louis N.	Vice President
Cristallo, James J.	Vice President & Actuary
Cunningham, Paul K.	Vice President
DeToro, Karen J.	Vice President
Dial, Robert H.	Vice President
Diaz, Mayra L.	Vice President
Donnelly, Kathleen A.	Vice President
Donohue, Robert	Vice President & Assistant Treasurer
Dubrow, Michael G.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Ferraro, Anthony	Vice President & Actuary
Fitzgerald, Edward J.	Vice President
Fong, Michael	Vice President & Actuary
Frawley, Stephanie A.	Vice President
Furlong, Brian	Vice President
Gangemi, Thomas J.	Vice President
Goldstein, Ross M.	Vice President
Grecco, Nicholas	Vice President
Hamrick, Jane L.	Vice President & Actuary
Heller, Thomas S.	Vice President
Hoffman, Eric S.	Vice President
Huang, Dylan W.	Vice President & Actuary
Hynes, Joseph E.	Vice President
Hynes, Robert J.	Vice President
Karmen, Robert	Vice President & Associate Legal Officer
Killian, Jeffrey	Vice President
Kimble, Michael	Vice President
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Kravitz, Jodi L.	Vice President & Actuary
Kuan, Melissa	Vice President
Lackey, Michael P.	Vice President
Lamp, Karen J.	Vice President & Associate Legal Officer
Leber, Richard B.	Vice President, Associate Legal Officer & Assistant Secretary
Lenz, Scott L.	Vice President & Associate Tax Counsel
Loutrel, Brian C.	Vice President & Chief Privacy Officer
Lynn, Eric J.	Vice President & Actuary
Marinaccio, Ralph S.	Vice President
McGee, Conner	Vice President
McGinnis, Timothy M.	Vice President
McNamara, Stephen J.	Vice President & Actuary
Moffitt, Eric A.	Vice President
Morris, Ryan J.	Vice President & Actuary
Mosquera, Jaime	Vice President & Actuary
Multer, Corey B.	Vice President
Murphy, Marijo F.	Vice President
Nachman, Charles E.	Vice President
Navarro, Kathleen	Vice President
Pasyanos, Nicholas	Vice President & Actuary
Perry, Valerie L.	Vice President - Underwriting
Petty, Mike	Vice President
Quartararo, Paul	Vice President & Chief Medical Officer
Rubin, Janis C.	Vice President
Rzad, Amaury J.	Vice President
Schwartz, Richard C.	Vice President & Actuary
Seewald, Scott R.	Vice President
Shannon, Joseph J.	Vice President
Silber, Irwin	Vice President & Actuary
Smith, Kevin M.	Vice President
Sorg, Thomas C.	Vice President
Starr, Andrew P.	Vice President
Suryapranata, Monica	Vice President & Actuary
Swanson, Matthew T.	Vice President
Tate, William P.	Vice President
Tillotson, Sandra G.	Vice President
Troeller, Thomas J.	Vice President & Actuary
Vaccaro, John	Vice President
Verastegui, Victor A.	Vice President
Wagenseil, Taylor	Vice President
Wagner, Robin M.	Vice President
Walsh, Richard M.	Vice President
Weinstein, Scott W.	Vice President
Wildin, Michellen	Vice President
Wion, Matthew D.	Vice President & Actuary
Yashnyk, Michael A.	Vice President
Zeng, Paul	Vice President & Actuary
Bidwell, Anna Louise	Associate Legal Officer & Secretary
Amenn, Andrew F.	Corporate Vice President & Controller

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned

ICAP Funds Inc.	Maryland

The MainStay Funds(1)	Massachusetts

MainStay Funds Trust(1)(2)	Maryland

MainStay Funds Trust	Delaware

New York Life Insurance and Annuity Corporation	Delaware

Pacific Square Investments LLC	Delaware

29 Park Investments No. 2 Limited	Cayman Islands

NYLIFE LLC	Delaware

Eagle Strategies LLC	Delaware

(1)	Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(2)	New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

(+)	By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
(NYLIFE LLC subsidiaries cont.)
New York Life Capital Corporation	Delaware
NYL Management Limited	United Kingdom
NYLUK I Company	United Kingdom
NYLUK II Company	United Kingdom
Gresham Mortgage	United Kingdom
W Construction Company	United Kingdom
WUT	United Kingdom
WIM (AIM)	United Kingdom
New York Life Trust Company	New York
NYL Executive Benefits LLC	Delaware

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
(NYLIFE LLC subsidiaries cont.)
NYLIFE Securities LLC	Delaware
NYLINK Insurance Agency Incorporated	Delaware

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Biris Holdings LLC	(Delaware)
NYL Investors LLC	(Delaware)
NYL Investors (U.K.) Limited	(United Kingdom)
NYL Wind Investments LLC	(Delaware)
New York Life Short Term Fund[1]	(New York)
NYLIFE Insurance Company of Arizona	(Arizona)
29 Park Investments No. 1 Limited	(Cayman Islands)
New York Life Insurance and Annuity Corporation	(Delaware)
Pacific Square Investments LLC	(Delaware)
29 Park Investments No. 2 Limited	(Cayman Islands)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(8%)	[2]
New York Life International India Fund (Mauritius) LLC	(Mauritius)	(92.97%)
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
NYLIFE Thailand, Inc.	(Delaware)
PMCC Ltd.	(Thailand)	(100%)
NYLI-VB Asset Management Co. (Mauritius) LLC	(Mauritius)	(90%)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)	[3]
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V.	(Mexico)	(99%)
New York Life Investment Management Holdings LLC	(Delaware)
Institutional Capital LLC	(Delaware)
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Emerging Markets Credit Portfolio	(Ireland)	(NYLIC: 39.29%; NYLIAC: 39.29%)
Plainview Funds plc – MacKay Shields Flexible Bond Portfolio	(Ireland)	(NYLIC: 58.68%; NYLIAC: 24.49%)
Plainview Funds plc – MacKay Shields Unconstrained Bond Portfolio	(Ireland)	(NYLIC: 60.39%)
Plainview Funds plc – MacKay Shields Floating Rate High Yield Fund	(Ireland)	(NYLIC: 97.01%)
Plainview Funds plc – MacKay Shields Core Plus Opportunities Portfolio	(Ireland)	(NYL: 0%)
MacKay Shields Statutory Trust – High Yield Bond Series	(Connecticut)[8]
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(16.87%)	[4]
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields (International) Ltd.	(UK)	(“MSIL”)
MacKay Shields (Services) Ltd.	(UK)	(“MSSL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Shields Global Derivatives LLC	(Delaware)
Madison Capital Funding LLC	(Delaware)
Faraday Holdings, LLC	(Delaware)	(17.75%)
Interior Specialists, Inc.	(California)
Heritage Interiors ISI, LLC	(Arizona)
SuperFloors ISI, LLC	(Washington)
MCF Co-Investment GP, LLC	(Delaware)
MCF Co-Investment GP, LP	(Delaware)
Madison Capital Funding Co-Investment Fund, LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF Fund I LLC	(Delaware)
PSA-MHF Acquisition, LLC	(Delaware)	(28.3%)	[8]
Warwick McAlester Holdings, LLC	(Delaware)
Chancellor Lane, LLC (dba Sullivan Flotation Systems, Inc)	(Delaware)
Electric Avenue, LLC (dba Atlantic-Meeco Holding, Inc.)	(Delaware)
WDC Liquidation Trust (Control is through MFC acting as Trustee-no voting)
MCF Capital Management LLC (“MCFCMLLC”)	(Delaware)
Ironshore Investment BL I Ltd.	(Bermuda)[8]	(0 voting ownership)
OFS Capital WM, LLC	(Delaware)[8]	(0 voting ownership)
MCF CLO I LLC	(Delaware)	(2.53%)	[8]
MCF CLO III LLC	(Delaware)	(2.33%)	[8]
MCF CLO II LLC	(Delaware)[8]	(0 voting ownership)
LMF WF Portfolio I, LLC	(Delaware)[8]	(0 voting ownership)
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)	[8]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC	(“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia, Canada)
Cornerstone Capital Management Holdings LLC	(Delaware)
Cornerstone Capital Management, LLC	(Delaware)	(51%)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P.	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P.	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
NYLCAP III RBG Corp.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
NYLCAP III-A RBG Corp.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P.	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, L.P.	(Delaware)
GoldPoint Partners Co-Investment V, L.P.	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker A, LP	(Delaware)

GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker C, LP	(Delaware)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco C L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker C L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco G L.P.	(Delaware)
NYLCAP 2010 C0-Invest ECI Blocker G L.P.	(Delaware)
NYLCAP Canada GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine GenPar GP, LLC	(Delaware)
NYLIM Mezzanine GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners, LP	(Delaware)
NYLIM Mezzanine Partners Parallel Fund, LP	(Delaware)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine II Luxco S.à.r.l.	(Luxembourg)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
Voice Holdco Ltd.	(Nova Scotia, Canada)	(27%)	[9]
Voice Holdings Ltd.	(Nova Scotia, Canada)
Voice Construction Ltd.	(Alberta, Canada)
Voice Construction Opco ULC	(Alberta, Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K Fund, LP	(Delaware)
NYLCAP Mezzanine Partners III, LP	(Delaware)
NYLCAP Mezzanine III Luxco S.à.r.l.	(Luxembourg)
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)
NYLCAP Mezzanine III 2012 Luxco S.à.r.l	(Luxembourg)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)	[5]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)	[6]
NYLIM Jacob Ballas India Fund III LLC	(Mauritius)
NYLIM Jacob Ballas Capital India (FVCI) III LLC	(Mauritius)
NYLIM Jacob Ballas India (FII) III LLC	(Mauritius)
NYLCAP Holdings	(Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
Evolvence Asset Manamement, Ltd.		(Goldpoint: 24.5%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM Real Estate Mezzanine Fund II, LP	(Delaware)
NYLIM-TND, LLC	(Delaware)
NYLIM-DCM, LLC	(Delaware)
NYLIM-MM, LLC	(Delaware)
DCM-N, LLC	(Delaware)	(80%)
DCM Warehouse Series A, LLC	(Delaware)
DCM Warehouse Series One, LLC	(Delaware)
Sixteen West Savannah, LLC	(Indiana)
Metropolis II Construction, LLC	(Delaware)
Streets Las Vegas, LLC	(Arizona)	(90%)
NYLIM RE Mezzanine Fund II Investment Corporation	(Delaware)
NYLIM-GCR Fund I, LLC	(Delaware)	(50%)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)
New York Life Investments International Limited	(Ireland)
New York Life Investment Management Holdings International	(Luxembourg)
New York Life Investment Management Holdings II International	(Luxembourg)
New York Life Investment Management Global Holdings S.a.r.l.	(Luxembourg)
Candriam Luxembourg	(Luxembourg)
Ausbil Investment Management Limited	(Australia)	(72.31%)
Dexia Australia Pty. Ltd.	(Australia)
Dexia Asset Management Pty. Ltd.	(Australia)
BIL Prime Advanced Cash + 100		(25.35%; CANBELG: 24.51%) (“BILPAC”)
Dexia Dynamix Medium		(11.63%)
Candriam France	(France)	(99.96%)
Dexia Asset Management Alternative Dublin Ltd.	(Ireland)
Alternative Return Systemat		(CANBELG: 34.53%; CANDRIAM: 7.94%)
Candriam Belgium	(Belgium)	(“CANBELG”)
Cordius L Dynamic Asset Allocation		(52.51%)
Candriam Bonds High Spread		(17.26%)
Dexia World Alternative Global Long/Short Equity		(16.14%)
Dexia World Alternative Alpha Dynamic		(13.41%)
DMM Alternative		(12.50%)
NYLIFE Distributors LLC	(Delaware)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, L.P.	(Delaware)	(50%)
MNCVAD-IND Greenwood CA LLC	(Delaware)
MNCVAD-IND Concourse CA LLC	(Delaware)
MNCVAD-IND Norris Canyon CA LLC	(Delaware)
MNCVAD-CP Norris Canyon LLC	(Delaware)	(94%)
Private Advisors L.L.C.	(Delaware)	(64.24%)
Alternative Fund LV, LLC	(Delaware)
Alternative Fund LV II, LLC	(Delaware)
Private Advisors Alternative Asset Fund LLC	(Delaware)
PACIF Carry Parent, LLC	(Delaware)
PACIF Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
Private Advisors Distressed Opportunities Fund, L.P.	(Delaware)
PA Hedged Equity Fund, L.P.	(Delaware)
Private Advisors Hedged Equity Fund (QP), L.P.	(Delaware)
Private Advisors Hedged Equity Master Fund	(Delaware)[7]
PAPEF GP, LLC	(Delaware)
Private Advisors Private Equity Fund, L.P.	(Delaware)
PAPEF Carry Parent, LLC	(Delaware)
PAPEF Carry, LLC	(Delaware)
Private Advisors Income Fund, L.P.	(Delaware)
Private Advisors Small Company Buyout Fund, L.P.	(Delaware)	(“PASCBF”)
Private Advisors Alternative Small Company Buyout Fund, L.P.	(Delaware)	(“PAASCBF”)
Small Company Buyout Blocker Corp.	(Delaware)	(“Smallco Blocker”)
Small Company Buyout ECI, LP	(Delaware)	(PASCBF: 88.6%; Smallco Blocker: 11.4%)
Small Company Buyout Holding, LP	(Delaware)	(PASCBF: 88.6%; PAASCBF: 11.4%)
Private Advisors Small Company Buyout Fund II, L.P.	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF IV Carry Parent, LLC	(Delaware)
PASCBF IV Carry, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Small Company Buyout Fund V–ERISA Fund, LP	(Delaware)
PASCBF V Carry Parent, LLC	(Delaware)
PASCBF Carry, LLC	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
Montpelier Carry Parent, LLC	(Delaware)	(PALLC: 50%; MCFCMLLC: 50%)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)	(PALLC: 50%; MCFCMLLC: 50%)
Montpelier Fund, L.P.	(Delaware)
Cuyahoga Capital Partners I Management Group, LLC	(Delaware)
Cuyahoga Capital Partners I, L.P.	(Delaware)
Cuyahoga Capital Partners II Management Group LLC	(Delaware)
Cuyahoga Capital Partners II LP	(Delaware)
Cuyahoga Capital Partners III Management Group LLC	(Delaware)
Cuyahoga Capital Partners III LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
Private Advisors Hedged Equity Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Fund (QP), Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
PA Stable Value Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value ERISA Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
The Hedged Strategies Fund (QP), Ltd.	(Cayman Islands)	(0%)
UVF GP, LLC	(Delaware)
Undiscovered Value Fund, LP	(Delaware)
Undiscovered Value Fund, Ltd.	(Cayman Islands)[8]
Undiscovered Value Fund SPC	(Cayman Islands)
Madison Core Property Fund LLC	(Delaware) (NYLIM is Non Member Manager)[8]
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mission Heritage, LLC	(Delaware)
MIREF Linpro Center, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Seaside, LLC	(Delaware)
MIREF Zanker Road, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
1101 Taylor Road LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF York Road, LLC	(Delaware)
York Road EW LLC	(Delaware)	(64.8%)
York Road Retail West, LLC	(Delaware)	(64.8%)
2001 EW LLC	(Delaware)
2122 EW LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
Via Verde San Dimas, LLC	(Delaware)
MIREF DC Corp.	(Delaware)
MIREF L Street, LLC	(Delaware)
1901 L Street Corp.	(Delaware)
1901 L Street LLC	(District of Columbia)
MIREF Broadstone Uptown Lofts, LLC	(Delaware)
Texas Broadstone Uptown Lofts, L.P.	(Texas)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Carol Point, LLC	(Delaware)
MIREF Broadstone Westway Park, LLC	(Delaware)

Texas Broadstone Westway Park, L.P.	(Texas)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
MIREF Barton’s Creek, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)	(90%)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Waterview, LLC	(Delaware)
MIREF Chain Bridge, LLC	(Delaware)
1991 Chain Bridge Road, LLC	(Delaware)
MIREF Aptakisic, LLC	(Delaware)
Aptakisic Creek Corporate Park, LLC	(Delaware)
MIREF 250 Montgomery, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-IND Valley Business Park CA LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-IND Assateague MD LLC	(Delaware)
MADISON-SP Assateague LLC	(Delaware)	(90%)
MADISON-MF Casa Santa Fe AZ LLC	(Delaware)
MADISON-MF Cabrillo AZ LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-RTL Centerstone II CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Canyon Commons CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
NYLIM Flatiron CLO 2003-1 Ltd.	(Cayman Islands)[8]
NYLIM Flatiron CLO 2003-1 Equity Holdings LLC, Series A	(Cayman Islands)
NYLIM Flatiron CLO 2004-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	(Cayman Islands)
NYLIM Flatiron CLO 2005-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2005-1 Equity Holdings LLC, Series A	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2007-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2011-1 Ltd.	(Cayman Islands)
Flatiron CLO 2012-1 Ltd.	(Cayman Islands)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)
Flatiron CLO 2014-1-Ltd.	(Cayman Islands)	(100%)
Flatiron CLO 2014-2 Ltd.	(Cayman Islands)	100%
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
Silverado CLO 2006-II Limited	(Cayman Islands)
Silverado 2006-II Equity Holdings LLC, Series A	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYL Executive Benefits LLC	(Delaware)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM (AIM)	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
NYL Midwest Apartments LLC	(Delaware)
REEP-IND Continental NC LLC	(Delaware)
LRC-Patriot, LLC	(Delaware)	(93%)
REEP-LRC Industrial LLC	(Delaware)
REEP-IND FREEDOM MA LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)
NJIND Old Post Road LLC	(Delaware)
NJIND Brunswick Avenue LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
NJIND Carter Drive LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-IND LYMAN MA LLC	(Delaware)
REEP-IND Kent LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)	(50%)
REEP-MF Issaquah WA LLC	(Delaware)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Mount Vernon GA LLC	(Delaware)
REEP-MF Verde NC LLC	(Delaware)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)	(50%)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
Centerpointe (Fairfax) Holdings LLC	(Delaware)	(50%)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
Maple REEP-OFC 575 Lex Owner LLC	(Delaware)	(50%)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP OFC Westory DC LLC	(Delaware)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)	(71.4693%)
New York Life Funding	(Cayman Islands)[9]
New York Life Global Funding	(Delaware)[9]
NYL Equipment Issuance Trust	(Delaware)[10]
NYL Equipment Issuance Trust 2014-2	(Delaware)[10]
Government Energy Savings Trust 2003-A (GEST)	(New York)[10]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[10]
NYLARC Holding Company Inc.	(Arizona)[9]
New York Life Agents Reinsurance Company	(Arizona)[9]
Samsung US Dynamic Asset Allocation Securities Feeder Investment Trust H		(NYL: 49.1%)

[1]	Control is by virtue of NYLIC and subsidiaries being general partners.
[2]	NYL Cayman Holdings Ltd. owns 92%.
[3]	NYL Worldwide Capital Investment LLC owns 0.002%.
[4]	NYLIC owns 16.87% and NYLIAC owns 0.00% for a total ownership of 16.87%.
[5]	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
[6]	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
[7]	Private Advisors Hedged Equity Fund (QP), L.P. owns 31.96% and PA Hedged Equity Fund, L.P. owns 68.04% of the Master Fund.
[8]	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests.
[9]	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
[10]	Control is through financial interest, not ownership of voting interests.

ITEM 29. INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (f)(2)(b) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

MainStay Funds

MainStay VP Funds Trust (formerly, MainStay VP Series Fund)

Private Advisors Alternative Strategies Fund

Private Advisors Alternative Strategies Master Fund

(b) Management.

The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers	Positions and Offices with Underwriter
Fisher, Stephen P.	Chairman & Chief Executive Officer
Gardner, Robert M.	Manager
Harte, Frank	Manager
Hebron, Robert J.	Executive Vice President, AMN Executive Benefits and Retail Distribution
Akkerman, John W.	Senior Managing Director, MacKay Shields Institutional Sales
Cruz, David	Senior Managing Director, Individual Annuities
Harte, Frank	Senior Managing Director and Chief Financial Officer
Hung, Yie-Hsin	Senior Managing Director, Investments Boutique
McInerney, Barbara J.	Senior Managing Director, Compliance
Murphy, Patrick M.	Senior Managing Director, Retirement Plan Services
Barrack, Robert M.	Managing Director, GoldPoint Partners Institutional Sales
Childress, Tod K.	Managing Director, Private Advisors Institutional Sales
Gomez, Mark A.	Managing Director and General Counsel
Henehan, Joseph J.	Managing Director, Retirement Plan Services
Hescheles, David S.	Managing Director, Third Party Distribution
Mueller, Rebekah M.	Managing Director, Retirement Plan Services
Niziak, Mark S.	Managing Director, Retirement Plan Services
O’Gara, John J.	Managing Director, US Life and Agency Product Consulting
Parness, Amanda S.	Managing Director, GoldPoint Partners Institutional Sales
Sexeny, Steve	Managing Director, Cornerstone Capital Management Institutional Sales
Wagner, Robin M.	Managing Director and Chief Compliance Officer
Wickwire, Brian D.	Managing Director, NYLIM Service Company, Controller and Chief Operating Officer
Bain, Karen A.	Vice President - Tax
Shively, George S.	Secretary
Bidwell, Anna Louise	Assistant Secretary
Hession, Michael	Assistant Secretary
Sharrier, Elizabeth	Assistant Secretary

(c) Compensation from the Registrant.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
NYLIFE Distributors LLC	-0-	-0-	-0-	-0-

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS.

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life — Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 32. MANAGEMENT SERVICES.

Not applicable.

ITEM 33. FEE REPRESENTATION.

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC CorpExec VUL Corporate Sponsored Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 21st day of November, 2014.

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I (Registrant)

By:	/s/ James J. Cristallo
James J. Cristallo
Vice President and Actuary

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ James J. Cristallo
James J. Cristallo
Vice President and Actuary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Andrew F. Amenn*	Corporate Vice President and Controller (Principal Accounting Officer)
Christopher T. Ashe*	Director
David G. Bedard*	Director
Christopher O. Blunt*	Director
David Cruz*	Director
John T. Fleurant*	Director and Chief Financial Officer
Robert M. Gardner*	Director
John Y. Kim*	Director
Theodore A. Mathas*	Chairman and President (Principal Executive Officer)
Mark W. Pfaff*	Director
Arthur H. Seter*	Director
Joel M. Steinberg*	Director
Susan A. Thrope*	Director

By:	/s/ James J. Cristallo
James J. Cristallo Attorney-in-Fact November 21, 2014

*	Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit Number	Description

(j)(1)	Powers of Attorney for Andrew F. Amenn, Corporate Vice President and Controller of NYLIAC

(j)(2)	Powers of Attorney for Christopher T. Ashe, Director and Senior Vice President of NYLIAC

(j)(3)	Powers of Attorney for David G. Bedard, Director and Senior Vice President of NYLIAC

(j)(4)	Powers of Attorney for Christopher O. Blunt, Director, Executive Vice President and Co-President of Insurance and Agency Group of NYLIAC

(j)(5)	Powers of Attorney for David Cruz, Director and Senior Vice President of NYLIAC

(j)(6)	Powers of Attorney for John T. Fleurant, Director, Executive Vice President and Chief Financial Officer of NYLIAC

(j)(7)	Powers of Attorney for Robert M. Gardner, Director and Vice President of NYLIAC

(j)(8)	Powers of Attorney for John Y. Kim, Director, Executive Vice President and President of Investments Group of NYLIAC

(j)(9)	Powers of Attorney for Theodore A. Mathas, Director, Chairman and President of NYLIAC

(j)(10)	Powers of Attorney for Mark W. Pfaff, Director, Executive Vice President and Co-President of Insurance and Agency Group of NYLIAC

(j)(11)	Powers of Attorney for Arthur H. Seter, Director, Senior Vice President and Chief Investment Officer of NYLIAC

(j)(12)	Powers of Attorney for Joel M. Steinberg, Director, Senior Vice President, Chief Risk Officer and Chief Actuary of NYLIAC

(j)(13)	Powers of Attorney for Susan A. Thrope, Director of NYLIAC

(k)	Opinion and Consent of Thomas F. English, Esq.

(l)	Opinion and Consent of Brian Kwei, Actuary

(m)(1)	Sample Calculation of Illustrations for CorpExec VUL II

(m)(2)	Sample Calculation of Illustrations for CorpExec VUL III

(m)(3)	Sample Calculation of Illustrations for CorpExec VUL IV

(m)(4)	Sample Calculation of Illustrations for CorpExec VUL V

(m)(5)	Sample Calculation of Illustrations for CorpExec VUL VI

(n)	Consent of PricewaterhouseCoopers LLP